As filed with the Securities and Exchange Commission on April 21, 2026

Registration Nos. 033-39702

811-06293

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 49

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 102

SEPARATE ACCOUNT VA-K OF

COMMONWEALTH ANNUITY AND LIFE

INSURANCE COMPANY

(Exact Name of Registered Separate Account)

COMMONWEALTH ANNUITY AND LIFE

INSURANCE COMPANY

(Name of Insurance Company)

20 Guest Street

Brighton, Massachusetts 02135

Telephone: (508) 460-2400

(Address of Insurance Company's Principal Executive Office)

Sarah M. Patterson

Managing Director, General Counsel for Individual Markets and

Assistant Secretary

Commonwealth Annuity and Life Insurance Company

20 Guest Street

Brighton, Massachusetts 02135

(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering: Continuously on and after the effective date of this Registration Statement.

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b)

☒ on May 1, 2026 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933 ("Securities Act")

If appropriate, check the following box:

☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Check each box that appropriately characterizes the Registrant:

☐	New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”)
☐	If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act
☒	Insurance Company relying on Rule 12h-7 under the Exchange Act
☐	Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-K

ExecAnnuity Plus '93 and ExecAnnuity Plus '91
Flexible Payment Deferred Variable and Fixed Annuity Contracts

This Prospectus provides important information about the ExecAnnuity Plus '93 variable annuity contract (Form A3021-93) and the ExecAnnuity Plus '91 variable annuity contract (Form A3018-91), (together the "Contract") issued by Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity" or the "Company"). The information in this Prospectus applies to both ExecAnnuity Plus '93 and ExecAnnuity Plus '91 except as otherwise noted in this Prospectus. As of the date of this Prospectus, the Company has ceased issuing new Contracts except in connection with certain preexisting contractual plans and programs.

The Separate Account, known as Separate Account VA-K, is subdivided into Sub-Accounts that you may select for investment. Each Sub-Account invests exclusively in shares of one underlying mutual fund. The Company's General Account is also available as an investment option and offers a fixed interest rate guaranteed for one year from the time a payment is received. See "Appendix A—Investment Options Available Under the Contract" for additional information about each investment option.

The availability of investment options, Contract benefits, or other Contract features described in this prospectus may vary depending on the selling firm through which your Contract was purchased. See "Appendix D—Financial Intermediary Variations" for more information.

The Contract is a complex investment and involves risks, including potential loss of principal. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals (including, e.g., systematic withdrawals and Required Minimum Distributions) could result in surrender charges, taxes and tax penalties. You should speak with a financial professional about the Contract's features, benefits, risks and fees, and whether the Contract is appropriate for you based upon your financial situation and objectives.

The Company's obligations under the Contract are subject to Our creditworthiness and claims-paying ability.

This annuity is NOT a bank deposit or obligation; or federally insured; or endorsed by any bank or governmental agency. Please read this Prospectus carefully before investing and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or determined that the information in this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission's staff and is available at Investor.gov.

If you are a new investor in the Contract, you may cancel your Contract within 10 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Contract value. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.

Dated: May 1, 2026

OVERVIEW OF THE CONTRACT	4
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT	6
FEE TABLES	9
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT	12
DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS	14
WHAT IS AN ANNUITY?	15
CHARGES AND DEDUCTIONS	16
SURRENDER CHARGE	16
PREMIUM TAXES	19
CONTRACT FEE	19
ANNUAL CHARGES AGAINST SEPARATE ACCOUNT ASSETS (BASE CONTRACT EXPENSES)	20
CHARGE FOR DISCONTINUED MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER	21
THE VARIABLE ANNUITY CONTRACTS	21
DISRUPTIVE TRADING	21
PURCHASE PAYMENTS	22
TELEPHONE TRANSACTION PRIVILEGE	23
TRANSFER PRIVILEGE	23
AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS	24
SURRENDER	25
PARTIAL REDEMPTION	25
BENEFITS UNDER THE CONTRACT	27
STANDARD DEATH BENEFIT	29
THE SPOUSE OF THE OWNER AS BENEFICIARY	30
ASSIGNMENT	31
ANNUITIZING THE CONTRACT	31
ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE	31
DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS	32
NORRIS DECISION	33
COMPUTATION OF CONTRACT VALUES AND VARIABLE ANNUITY BENEFIT PAYMENTS	34
FEDERAL TAX CONSIDERATIONS	36
LOANS (QUALIFIED CONTRACTS ONLY)	46
STATEMENTS AND REPORTS	46
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS	47
ADDITIONAL INFORMATION	48
VOTING RIGHTS	48
DISTRIBUTION	48
CHANGES TO COMPLY WITH LAW AND AMENDMENTS	49
LEGAL MATTERS	49
FINANCIAL STATEMENTS	49
GLOSSARY OF SPECIAL TERMS	49
APPENDIX A—INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT	A-1
APPENDIX B—MORE INFORMATION ABOUT THE GENERAL ACCOUNT	B-1

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APPENDIX C—MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER	C-1
APPENDIX D—FINANCIAL INTERMEDIARY VARIATIONS	D-1

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OVERVIEW OF THE CONTRACT

Purpose of the Contract

The Contract is designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract combines the concept of professional money management with the attributes of an annuity contract. The Contract also provides a death benefit that helps protect your beneficiaries.

This Contract may be appropriate for you if you have a long investment time horizon and your financial goals are consistent with the terms and conditions of the Contract. It is not designed for people who intend to make early or frequent withdrawals due to their liquidity needs, or for people who intend to frequently trade in the Contract's investment options.

Phases of the Contract

The Contract has two phases: (1) an accumulation phase (for savings) and (2) an annuity payout phase (for income).

Accumulation Phase. You invest in the Contract during its accumulation phase to help you accumulate assets. Your accumulated assets are used to value your Contract's benefits, including its Surrender Value, death benefit, and any elected optional benefit.

During the accumulation phase, you may allocate purchase payments and earnings (if any) among the Contract's available investment options, which may include:

•  The Fund options (also referred to as Sub-Accounts), which have different underlying mutual funds with different investment objectives, strategies, and risks.

•  The General Account, which guarantees principal and a fixed minimum interest rate.

Additional information about each investment option is provided in an appendix to this prospectus. See Appendix A—Investment Options Available Under the Contract.

Annuity Payout Phase. When your Contract enters the annuity payout phase, your accumulated assets are converted into a stream of annuity payments from us. This is also referred to as "annuitizing" your Contract. You generally decide when to annuitize your Contract, although there are restrictions on the earliest and latest times that your Contract may be annuitized. Your Contract will be automatically annuitized if you are still in the accumulation phase on the latest annuitization date.

There are a variety of annuity payout options from which you may choose, including payments for the lifetime of the Annuitant or for a guaranteed period of years. The payments may be fixed or variable or a combination of both. The dollar amount of fixed payments will not vary. The dollar amount of variable payments will vary based on the investment performance of certain Funds. Surrender charges may apply upon annuitization depending on the annuity payout option you select.

During the annuity payout phase, you will no longer be able to take withdrawals of Accumulated Value from your Contract and all Contract benefits from the accumulation phase will terminate, including the death benefit and any living benefits. No amounts will be payable upon death during the annuity payout phase unless the annuity payout option that you selected provides otherwise.

Contract Features

Flexibility. The Contract is designed to be flexible to meet your specific circumstances and needs. For example, within certain limits, you can choose the timing, amount, and frequency of your purchase payments; transfer amounts between investment options; change a beneficiary; take a loan under the Contract (Qualified Plans only); take partial withdrawals; or surrender the Contract.

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Tax Treatment. You can transfer money between investment options without tax implications, and earnings (if any) on your investments are generally tax-deferred. The following may be subject to taxation: (1) receiving a distribution or deemed distribution under the Contract; (2) payment of a death benefit; (3) certain transfers, gifts, or loans associated with your Contract, or (4) certain other transactions.

Accessing Your Money. Before your Contract is annuitized, you can withdraw money from your Contract at any time. If you take a withdrawal, you may have to pay a surrender charge and/or income taxes, including an additional tax if you are younger than age 59 1/2.

Death Benefits. The Contract includes a standard death benefit for no additional charge that will pay an amount at least equal to the Accumulated Value upon death of the Annuitant or an Owner during the accumulation phase.

Minimum Guaranteed Annuity Payout (M-GAP) Rider. We offered an optional benefit under the Contract that provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase after a waiting period. This optional benefit is no longer for sale. If you own the benefit, you pay an additional charge.

Additional Features and Services. Additional features and services under the Contract are summarized below. There are no additional charges associated with these features and services. Not all features and services may be available under your Contract.

•  Automatic Transfers (Dollar Cost Averaging) Option. Allows you to make automatic transfers on a periodic basis from an eligible Fund option or the General Account (subject to additional restrictions) to one or more available Fund options.

•  Automatic Account Rebalancing Option. Allows you to automatically rebalance your Fund option selections at a specified frequency to the asset allocation percentages that you previously selected.

•  Life Expectancy Distributions. Allows you to make a series of systematic withdrawals from the Contract without surrender charges based on your life expectancy.

•  Loans. Loans against Accumulated Value may be available under certain tax qualified Contracts. Loans generally must be repaid within five years and interest accrues on outstanding loan amounts.

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IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES, EXPENSES AND ADJUSTMENTS			Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?	Yes.
• You may be assessed a surrender charge of up to 8% (as a percentage of purchase payments withdrawn) if you withdraw money from your Contract within 9 years following your last purchase payment, declining to 0% over that time period.
• For example, if you invest $100,000 in the Contract and make an early withdrawal, you could be assessed a surrender charge of up to $8,000. This loss will be greater if there are taxes or tax penalties.			Fee Tables Charges and Deductions— Surrender Charges
Are There Transaction Charges?	Yes.
• Other than surrender charges (if any), there may be charges for other Contract transactions. We reserve the right to charge up to $25 for each transfer between investment options after your 12th transfer during a Contract year. If you take a loan under the Contract, you will incur interest on outstanding loan amounts.			Fee Tables
Are There Ongoing Fees and Expenses?	Yes.
• The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.			Fee Tables Charges and Deductions
Annual Fee	Minimum	Maximum
Base Contract(1)	1.48%	1.48%
Fund fees and expenses(2)	0.44%	1.31%
Optional Benefits Available for an Additional Charge (For a single optional benefit, if elected)	0.15%(3)	0.25%(3)
(1) As a percentage of average daily Accumulated Value in the Separate Account, plus an additional amount attributed to the annual Contract fee.
(2) As a percentage of Fund net assets.
(3) As a percentage of Accumulated Value.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.
Lowest Annual Cost: $1,651.41	Highest Annual Cost: $2,535.00
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive Fund fees and expenses
• No optional benefits
• No sales charges
• No additional purchase payments, transfers or withdrawals
• No loans.	Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of optional benefits and Fund fees and expenses
• No sales charges
• No additional purchase payments, transfers or withdrawals
• No loans.

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	RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. • You can lose money by investing in this Contract, including your principal investment.	Principal Risks of Investing in the Contract
Is This a Short-Term Investment?	No.
• This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
• Surrender charges may apply to withdrawals. If you take a withdrawal, a surrender charge, taxes, and tax penalties may reduce the withdrawal amount that you receive or the value of your investment.
• The benefits of tax deferral and long-term income are generally more beneficial to investors with a long investment time horizon.
What are the Risks Associated with the Investment Options?	• An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., the Fund options).
• Each investment option (including the General Account, if available) has its own unique risks.
• You should review the available investment options before making an investment decision.
What are the Risks Related to the Insurance Company?

An investment in the Contract is subject to the risks related to us, Commonwealth Annuity and Life Insurance Company. Any obligations (including under the General Account), guarantees, and benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Commonwealth Annuity and Life Insurance Company, including our financial strength ratings, is available upon request by calling 1-800-533-7881 or visiting www.commonwealthannuity.com.

	RESTRICTIONS	Location in Prospectus
Are There Restrictions on the Investment Options?	Yes.
• Certain investment options may not be available under your Contract.
• Transfers between the investment options are subject to additional restrictions designed to prevent disruptive trading.
• Transfers to and from the General Account may be subject to significant restrictions.
• We reserve the right to remove or substitute Funds as investment options.
	• The availability of investment options may vary depending on the selling firm through which your Contract was purchased.	The Variable Annuity Contracts Addition, Deletion or Substitution of Investments Appendix B— More Information About the General Account Appendix D—Financial Intermediary Variations

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Are There any Restrictions on Contract Benefits?	Yes.
• There are additional restrictions and limitations relating to the Contract's optional benefit.
• Withdrawals may affect the availability of the optional benefit by reducing the benefit by an amount greater than the value withdrawn.
• Partial withdrawals may significantly reduce the value of the death benefit, including by an amount greater than the value withdrawn.
• The availability of Contract benefits may vary depending on the selling firm through which your Contract was purchased.
	• Except as otherwise provided, Contract benefits may not be modified or terminated by us.	Benefits Under The Contract Standard Death Benefit Appendix C—Minimum Guaranteed Annuity Payout (M-GAP) Rider Appendix D—Financial Intermediary Variations
	TAXES	Location in Prospectus
What are the Contract's Tax Implications?	• You should consult with a tax professional to determine the tax implications of an investment in, payments received under, and other transactions in connection with the Contract.
• If you purchased the Contract through a tax-qualified plan or individual retirement arrangement (IRA), there is no additional tax deferral under the Contract.
	• Earnings under your Contract are taxed at ordinary income tax rates when withdrawn. You may have to pay an additional tax if you take a withdrawal before age 59 1/2.	Federal Tax Considerations
	CONFLICTS OF INTEREST	Location in Prospectus
How are Investment Professional Compensated?

Your investment professional may receive compensation for selling this Contract to you in the form of commissions, additional payments, and non-cash compensation. We may share the revenue we earn on this Contract with your investment professional's firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.

Distribution
Should I Exchange my Contract?

Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should exchange a contract you already own only if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract.

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FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering or making withdrawals from an investment option or from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy, surrender or make withdrawals from an investment option or from the Contract, or transfer amounts between investment options. State premium taxes may also be deducted.

Transaction Expenses

Maximum Charge
Surrender Charge(1): (as a percentage of purchase payments withdrawn)	8%
Transfer Charge(2):	$25
Net Loan Interest Rate(3)	2%

(1)  During the accumulation phase, this charge may be assessed upon surrender, withdrawal or annuitization under any period certain option. The charge is a percentage of purchase payments withdrawn (in excess of any amount that is free of surrender charge) within the indicated time period. Each purchase payment has its own surrender charge schedule, as reflected in the table below.

Complete Years From Date of Purchase Payment	Charge
0-2	8%
3	7%
4	6%
5	5%
6	4%
7	3%
8	2%
9	1%
Thereafter	0%

For purposes of calculating the surrender charge on partial withdrawals and surrenders, we assume that amounts are withdrawn from purchase payments in the chronological order in which they were received. In addition, in each calendar year, we will waive the surrender charge on amounts up to the Free Withdrawal Amount. See "CHARGES AND DEDUCTIONS—SURRENDER CHARGE."

(2)  The Company currently does not charge for processing transfers and guarantees that the first 12 transfers in a Contract year will not be subject to a transfer charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer.

(3)  Loans accrue interest at a maximum annual interest rate of 9%. However, the Company credits interest on Accumulated Value held by the Company as security for the loan at an annual interest rate of at least 7%. Therefore, interest accrues on an outstanding loan at a net annual interest rate of no more than 2%.

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The next table describes the fees and expenses that you will pay each year during the time that you own this variable annuity, not including annual Fund fees and expenses. If you purchased an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses

Administrative Expenses(1):	$30
Base Contract Expenses(2):	1.45%
(as a percentage of average daily Accumulated Value in the Separate Account)
Optional Benefit Expenses:
(as a percentage of the Accumulated Value)
Optional Minimum Guaranteed Annuity Payout Rider (M-GAP) with 10-year waiting period(3)	0.25%
Optional Minimum Guaranteed Annuity Payout Rider (M-GAP) with 15-year waiting period(3)	0.15%

(1)  During the accumulation phase, a Contract fee equal to the lesser of $30 or 3% is deducted annually and upon surrender when Accumulated Value is $50,000 or less.

(2)  Base Contract Expenses include a maximum Mortality and Expense Risk Charge of 1.25% and Administrative Expense Charge of 0.20%.

(3)  If you elected one of the M-GAP riders prior to their discontinuance on 1/31/02.

The next table shows the minimum and maximum annual Fund operating expenses charged by the Funds that you may pay periodically during the time that you own this variable annuity. Expenses shown may change over time and may be higher or lower in the future. A complete list of Funds available under the Contract, including their annual expenses, may be found in Appendix A to this document.

Annual Fund Expenses

	Minimum	Maximum
Annual Fund Expenses (expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.)	0.44%	1.31%

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EXAMPLES

The following examples are intended to help you compare the cost of investing in the variable options of the Contract with the cost of investing in other contracts that offer variable options. These costs include transaction expenses, annual Contract fees, and annual Fund expenses. Due to differences in amounts that may be withdrawn or annuitized without surrender charges under ExecAnnuity Plus '93 and ExecAnnuity Plus '91, separate examples are provided for each Contract.

The example assumes that all Contract value is allocated to the variable options. Your costs could differ from those shown below if you invest in the fixed option.

ExecAnnuity Plus '93

Maximum Expense Example

The following example assumes that you invest $100,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the most expensive combination of annual Fund expenses and optional benefits for an additional charge. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1)  If, at the end of the applicable time period, you surrender your Contract or annuitize under any period certain option (i.e., annuity Option V with either variable or fixed annuity payments):

1 Year	3 Years	5 Years	10 Years
$10,413	$16,076	$20,933	$33,571

(2)  If you do not surrender your Contract or if you annuitize at the end of the applicable time period under a life contingency option (i.e., annuity Option I-IV with either variable or fixed annuity payments):

1 Year	3 Years	5 Years	10 Years
$3,070	$9,393	$15,967	$33,571

ExecAnnuity Plus '91

Maximum Expense Example

The following example assumes that you invest $100,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the most expensive combination of annual Fund expenses and optional benefits for an additional charge. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1)  If, at the end of the applicable time period, you surrender your Contract or annuitize under any period certain option (i.e., annuity Option V with either variable or fixed annuity payments):

1 Year	3 Years	5 Years	10 Years
$10,270	$15,664	$20,426	$33,571

(2)  If you do not surrender your Contract or if you annuitize at the end of the applicable time period under a life contingency option (i.e., annuity Option I-IV with either variable or fixed annuity payments):

1 Year	3 Years	5 Years	10 Years
$3,070	$9,393	$15,967	$33,571

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PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Risk of Loss. You can lose money by investing in this Contract, including your principal investment. The value of your Contract is not guaranteed by the U.S. government or any federal government agency, insured by the FDIC, or guaranteed by any bank.

Short-Term Investment Risk. This Contract is unsuitable as a short-term savings vehicle. It is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income mean that this Contract is more beneficial to investors with a long investment time horizon.

Fund Option (Sub-Account) Risk. Amounts that you invest in the Fund options (i.e., the Sub-Accounts) are subject to the risk of poor investment performance. Generally, if the Sub-Accounts you select make money, your Contract value goes up, and if they lose money, your Contract value goes down. Each Sub-Account's performance depends on the performance of its underlying Fund. Each Fund has its own investment risks, and you are exposed to a Fund's investment risks when you invest in the corresponding Sub-Account. You bear the risk of any decline in the cash value of your Contract resulting from the performance of the Sub-Accounts you have chosen. Even a Sub-Account investing in a money market fund may have negative returns, particularly due to fees and charges deducted at the Sub-Account level. We do not promise that the Funds will meet their investment objectives. You should periodically review your allocations in light of market conditions and overall financial goals.

Withdrawal Risk. You should carefully consider the risks associated with withdrawals under the Contract, including a surrender and partial withdrawals. A withdrawal may be subject to substantial surrender charges. If you make a withdrawal prior to age 59 1/2, there may be adverse tax consequences, including an additional 10% federal income tax on the taxable portion of the withdrawal. You should consider that a full surrender terminates the Contract. You should also consider the impact that a partial withdrawal may have on the standard and optional benefits under your Contract. Partial withdrawals will reduce the value of your death benefit, perhaps significantly. In addition, partial withdrawals may reduce the value of an optional benefit that you have elected or the death benefit by an amount greater than the amount withdrawn. If you have amounts invested in the General Account and need ready access to cash, you should consider that we may defer payment of any amounts withdrawn from the General Account for up to six months from the date of the withdrawal request. You cannot make withdrawals from the Contract after it has been annuitized unless your annuity payout option provides otherwise (in the form of commuted value).

General Account Interest Rate Risk. We guarantee that we will credit interest to amounts you allocate to the General Account. Subject to any minimum guaranteed interest rates, we determine interest rates in our sole discretion. You assume the risk that the interest rate will not exceed the minimum guaranteed interest rate.

Transfer Risk. You are allowed to make 12 transfers in a Contract year free of any transfer charge, but we reserve the right to charge up to $25 dollars for each additional transfer during that Contract year. In addition, the Contract's restrictions on the amounts that may be transferred to and from the General Account may restrict your ability to perform transfers involving the General Account. Any transfer restrictions under the Contract that are applicable to you may limit your ability to readily change how your Contract value is invested in response to changing market conditions or changes in your personal circumstances.

Fund Changes Risk. The Funds currently available for investment under the Contract are subject to change. We reserve the right, subject to applicable law, to close Sub-Accounts to new investments or transfers, and to substitute the underlying funds for the Sub-Accounts.

Selection Risk. The standard and optional benefits under the Contract were designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose, or may not have chosen, the benefits that are best suited for you based on your present or future needs and

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circumstances, and the benefits that are more suited for you may no longer be available. In addition, if you elected an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit.

Loan Risk. If you take a loan against your Contract value, which is permitted under only certain tax qualified Contracts, you will incur interest on outstanding loan amounts. Amounts borrowed under a Contract do not participate in the investment experience of the Contract's investment options, and can therefore affect the Contract value and death benefit whether or not the loan is repaid. Outstanding loans reduce the value of your Contract and the value of the death benefit, as well as the value of the optional guaranteed annuity payout rider if elected. There may be negative tax consequences associated with loans, particularly loans that are not repaid.

Financial Strength and Claims-Paying Ability Risk. All guarantees under the Contract that are paid from our General Account, and amounts under the Contract held in our General Account, are subject to our financial strength and claims-paying capabilities. If we experience financial distress, we may not be able to meet our obligations to you.

Cybersecurity and Business Continuity Risk.  Our business is highly dependent upon the secure and effective operation of our computer systems and those of our business partners and third-party service providers. Systems failures and cybersecurity incidents may adversely affect us or our third-party service providers, as well as you and your Contract. Cybersecurity incidents could severely interfere with our ability to administer the Contract, including our ability to process transactions, calculate Contract values and unit values, and safeguard your personal information. The techniques used to attack systems and networks change frequently and are becoming more sophisticated, including through the use of artificial intelligence (AI) and AI-powered tools. In addition to cybersecurity risks, we are exposed to the risk that natural and man-made disasters may significantly disrupt our business operations and our ability to administer the Contract. There can be no assurance that we or our service providers will be able to successfully detect or avoid negative impacts associated with systems failures, cybersecurity incidents, or natural and man-made disasters. These risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value.

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DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT,
AND THE FUNDS

The Company. Commonwealth Annuity and Life Insurance Company (the "Company") is a Massachusetts-domiciled stock insurance company that transacts life insurance, annuity and reinsurance business. Its principal office (the "Principal Office") of Commonwealth Annuity and Life Insurance Company (the "Company") is located at 20 Guest Street, Brighton, MA 02135, Telephone 508-460-2400.

The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, it is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

The Company is obligated to pay all amounts promised to you under your Contract. All guarantees under the Contract are subject to our financial strength and claims-paying capabilities.

The Separate Account. The Company maintains a separate account called Separate Account VA-K. Separate Account VA-K was authorized by vote of the Board of Directors of the Company on November 1, 1990. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940"). This registration does not involve the supervision or management of investment practices or policies of the Separate Account or the Company by the SEC.

The assets used to fund the variable portions of the Contract are set aside in the Sub-Accounts of the Separate Account, and are kept separate and apart from the general assets of the Company. Income, gains, and losses credited to, or charged against, the Separate Account reflect the Separate Account's own investment experience and not the investment experience of the Company's other assets. The assets of the Separate Account may not be charged with any liabilities arising out of any other business of the Company.

The Company offers other variable annuity policies investing in the Separate Account which are not discussed in this Prospectus. The Separate Account also invests in other underlying funds which are not available to the Contract described in this Prospectus.

The Funds. Each Sub-Account invests in a corresponding Fund of an open-end management investment company. The Funds available through this Contract are NOT publicly traded. They are only available as variable investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans. Certain Funds may not be available for investment under your Contract. Contract value allocated to a Sub-Account will vary based on the investment experience of the corresponding Fund in which the Sub-Account invests. There is a risk of loss of the entire amount invested.

The investment advisers of the Funds may manage publicly traded mutual funds with similar names and objectives. However, the Funds are NOT directly related to any publicly traded mutual fund. Consequently, the investment performance of the Funds and any similarly named publicly traded mutual fund may differ substantially.

Information regarding each Fund, including (i) its name, (ii) its investment objective, (iii) its investment adviser and any sub-investment adviser, (iv) current expenses, and (v) performance is available in an appendix to this prospectus. See Appendix A—Investment Options Available Under the Contract. Each Fund has issued a prospectus that contains more detailed information about the Fund. Read these prospectuses carefully before investing. Paper or electronic copies of the Fund prospectuses may be obtained by calling us at 1-800-533-7881, or emailing us at ProspectusRequest@zinnia.com.

Certain Payments We Receive With Regard to the Funds. We and our distributor, Global Atlantic Distributors LLC, (the "Distributor") may receive payments from the Funds or their service providers (e.g., the investment adviser, administrator, distributor, and/or their affiliates). These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contract and, in our role as an intermediary, the Funds. We (and our affiliates) may profit from these payments.

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The amount of payments we receive from the Funds' service providers is based on a percentage of the assets of the particular Fund attributable to the Contract as well as certain other variable insurance products that we and/or our affiliates may issue or administer. These percentages are negotiated and vary with each Fund. Payments received from a Fund's service providers generally are not deducted from Fund assets, although such payments may be made from revenues generated from the investment advisory fees charged to a Fund. (see the Funds' prospectuses for more information). Some service providers may pay us significantly more than others and the amount we receive may be substantial. These percentages currently range from 0.00% to 0.25%, and as of the date of this prospectus, we are receiving payments from one or more service providers of each Fund.

Additionally, certain of the Funds make payments to us or the Distributor under their distribution plans (12b-1 plans). The payment rates currently range from 0.00% to 0.25% based on the amount of assets invested in those Funds. Such payments are made out of the assets of the Funds and will reduce the amount of assets that otherwise would be available for investment, and will reduce the return on your investment.

A Fund's service provider may provide us (or our affiliates) and/or broker dealers that sell the Contracts ("selling firms") with marketing support, may pay us (or our affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may occasionally provide us (or our affiliates) and/or selling firms with items of relatively small value, such as promotional gifts, meals, tickets, or other similar items in the normal course of business.

We and/or the Distributor also may directly or indirectly receive additional amounts or different percentages of assets under management from some of the Funds' service providers with regard to other variable insurance products we or our affiliates may issue or administer.

WHAT IS AN ANNUITY?

In general, an annuity is a contract designed to provide retirement income in the form of periodic annuity payments for the lifetime of the purchaser or an individual chosen by the purchaser. The retirement income payments are called "annuity payments" and the individual receiving the payments is called the "Annuitant." Annuity payments may begin immediately after a lump sum purchase is made or may begin after an investment period during which the amount necessary to provide the desired amount of retirement income is accumulated.

Under an annuity contract, the insurance company assumes a mortality risk and an expense risk. The mortality risk arises from the insurance company's guarantee that annuity payments will continue for the life of the Annuitant, regardless of how long the Annuitant lives or how long all Annuitants as a group live. The expense risk arises from the insurance company's guarantee that charges will not be increased beyond the limits specified in the contract, regardless of actual costs of operations.

The Owner's purchase payments, less any applicable deductions, are invested by the insurance company. After retirement, annuity payments are paid to the Annuitant for life or for such other period chosen by the Owner. In the case of a "fixed" payout annuity, the value of these annuity payments is guaranteed by the insurance company, which assumes the risk of making the investments to enable it to make the guaranteed payments.

For more information about fixed payout annuities see APPENDIX B—MORE INFORMATION ABOUT THE GENERAL ACCOUNT. With a variable annuity payout, the value of the Contract and the annuity payments are not guaranteed but will vary depending on the investment performance of a portfolio of securities. Any investment gains or losses are reflected in the value of the Contract and in the annuity benefit payments. If the portfolio increases in value, the value of the Contract increases. If the portfolio decreases in value, the value of the Contract decreases.

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CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below.

SURRENDER CHARGE

No charge for sales expense is deducted from purchase payments at the time the payments are made. However, a surrender charge is deducted from the Accumulated Value of the Contract in the case of surrender and/or partial redemption of the Contract or at the time annuity payments begin, within certain time limits described below.

For purposes of determining the surrender charge, the Contract's Accumulated Value is divided into three categories:

(1)  New Payments—purchase payments received by the Company during the nine years preceding the date of the surrender;

(2)  Old Payments—purchase payments invested in the Contract for more than nine years; and

(3)  the amount available under the Free Withdrawal Provision.

See "Free Withdrawal Amounts" below. For purposes of determining the amount of any surrender charge, surrenders will be deemed to be taken first from Free Withdrawal Amounts and then Old Payments, and finally from New Payments. Free Withdrawal Amounts and Old Payments may be withdrawn from the Contract at any time without the imposition of a surrender charge. If a withdrawal is attributable all or in part to New Payments, a surrender charge may apply.

Where permitted by law, no surrender charge is imposed, and no commissions are paid, on Contracts issued after December 31, 1992, where the Owner and Annuitant as of the date of application were both within the following class of individuals:

All employees and directors of First Allmerica; all retired employees; all spouses and immediate family members of such employees, directors and retirees, who resided in the same household; and beneficiaries who receive a death benefit under a deceased employee's or retiree's progress sharing plan.

For purposes of the above class of individuals, "First Allmerica" includes its affiliates and subsidiaries; "immediate family members" means children, siblings, parents and grandparents; "retirement date" means an employee's early, normal or late retirement date, as defined in the First Allmerica's Companies Pension Plan or any successor plan; and "progress sharing plan" means the First Allmerica Financial Life Insurance Company Incentive and Profit Sharing Plan or any successor plan.

Any elimination of or reduction in the amount of duration of the surrender charge will not discriminate unfairly among purchasers. The Company will not make any changes to the charge where prohibited by law.

Charge for Surrender and Partial Redemption. If a Contract is surrendered, or if New Payments are redeemed, while the Contract is in force and before the Annuity Date, a surrender charge may be imposed. Upon surrender, charges are deducted from the withdrawal proceeds. Upon partial withdrawal, the owner may choose to have the charges taken from either the proceeds or the remaining Account Value. The amount of the charge will depend upon the number of years that any New Payments to which the withdrawal is attributed have remained credited under the Contract. Amounts withdrawn are then deducted first from Old Payments. Thereafter, for the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting.

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The Surrender Charge is as follows:

Years from Date of Payment to Date of Withdrawal	Charge as Percentage of New Payments Withdrawn
0-2	8%
3	7%
4	6%
5	5%
6	4%
7	3%
8	2%
9	1%
more than 9	0%

The amount redeemed equals the amount requested by the Owner plus the charge, if any. The charge is applied as a percentage of the New Payments redeemed, but in no event will the total surrender charge exceed a maximum limit of 8% of total gross New Payments. Such total charge equals the aggregate of all applicable surrender charges for surrender, partial redemptions, and annuitization.

Free Withdrawal Amounts. In each calendar year, the Company will waive the surrender charge, if any, on amounts up to the "Free Withdrawal Amount."

ExecAnnuity Plus '93—Under ExecAnnuity Plus '93, the Free Withdrawal Amount for a calendar year is equal to the greatest of (1), (2) or (3):

Where (1) is:

100% of Cumulative Earnings (calculated as the Accumulated Value as of the Valuation Date coincident with or next following the date of receipt of the request for withdrawal, reduced by total gross payments not previously redeemed);

Where (2) is:

10% of the Accumulated Value as of the Valuation Date coincident with or next following the date of receipt of the request for withdrawal, reduced by the total amount of any prior partial redemptions made in the same calendar year to which no surrender charge was applied;

Where (3) is:

The amount calculated under the Company's life expectancy distribution (see "Life Expectancy Distributions," below), whether or not the withdrawal was part of such distribution (applies only if the Owner and Annuitant are the same individual).

For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Free Withdrawal Amount of $1,530, which is equal to the greatest of:

(1)  Cumulative Earnings ($1,000);

(2)  10% of Accumulated Value ($1,500); or

(3)  LED of 10.2% of Accumulated Value ($1,530).

The Free Withdrawal Amount will be deducted first from Cumulative Earnings. If the Free Withdrawal Amount exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously redeemed on a last-in-first-out ("LIFO") basis. This means that the last payments credited to the Contract will be withdrawn first. If more than one partial withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Free Withdrawal Amount has been redeemed.

ExecAnnuity Plus '91—Under ExecAnnuity Plus '91, the Free Withdrawal Amount is equal to the greater of (1) 10% of the Accumulated Value as of December 31 of the previous calendar year, or (2) the life

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expectancy distribution, if applicable. The Free Withdrawal Amount is deducted first from Old Payments, then from the earliest New Payments and so on until all New Payments have been exhausted pursuant to the first-in first-out ("FIFO") method of accounting (LIFO or last-in-first-out method in New Jersey).

Life Expectancy Distributions. Each calendar year prior to the Annuity Date, an Owner who also is the Annuitant may take without surrender charge a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option. The Owner must return a properly signed LED request form to the Principal Office.

The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time.

If an Owner elects the Company's LED option, (based on the applicable IRS table), in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Contract changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 18.8 years, but a person who attains age 86 has a life expectancy of another 7.6 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.

(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Sections 72(q) and 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Contract and be subject to an additional 10% federal tax. For more information, see FEDERAL TAX CONSIDERATIONS. In addition, if the amount necessary to meet the substantially equal periodic payment definition is greater than the amount of the Company's LED amount, a surrender charge may apply to the amount in excess of the LED amount. These amounts also may not satisfy the required minimum distribution rules that apply to qualified Contracts. Owners seeking distributions over their life expectancy to satisfy the substantially equal periodic payment exception or the required minimum distribution rules under this definition should consult their tax adviser.)

Surrenders. In the case of a complete surrender, the amount received by the Owner is equal to the Surrender Value less any applicable tax withholding. Subject to the same rules that are applicable to partial redemptions, the Company will not assess a surrender charge on a Free Withdrawal Amount. Because Old Payments count in the calculation of the Free Withdrawal Amount, if Old Payments equal or exceed the Free Withdrawal Amount, the Company may assess the full applicable surrender charge on New Payments.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the total Accumulated Value under the Contract to other policies issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the valuation date on which a written, signed request is received at the Principal Office.

For further information on surrender and partial redemption, including minimum limits on amount redeemed and amount remaining under the Contract in the case of partial redemption, and important tax considerations, see "SURRENDER" and "PARTIAL REDEMPTION" under THE VARIABLE ANNUITY CONTRACTS, and see FEDERAL TAX CONSIDERATIONS.

Charge at the Time Annuity Benefit Payments Begin. If the Owner chooses a period certain option (Option V or the comparable fixed annuity option), a surrender charge will be deducted from the Accumulated Value of the Contract if the Annuity Date occurs at any time during the surrender charge

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period. Such charge is the same as that which would apply had the contract been surrendered on the Annuity Date.

No surrender charge is imposed at the time of annuitization in any contract year under an option involving a life contingency (Options I, II, III, IV-A, IV-B or the comparable fixed annuity options).

Sales Expense. The Company paid sales commissions, not to exceed 6% of initial purchase payments, to entities which sold the Contracts. Certain representatives may receive commissions of up to 6% of subsequent purchase payments. The Company intends to recoup the commissions and other sales expenses through a combination of anticipated surrender charges, described above, and the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company which may include amounts derived from mortality and expense risk charges. There is no additional charge to Owners or to the Separate Account. Any surrender charges assessed on a Contract will be retained by the Company. Alternative commission schedules are available with lower initial commission amounts based on purchase payments, plus ongoing annual compensation of up to 1% of the Contract's Accumulated Value.

PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity policies. State premium taxes currently range up to 3.5%.

The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

(1)  if the premium tax was paid by the Company when purchase payments were received, to the extent permitted in the Contract the premium tax charge may be deducted on a pro-rata basis when partial withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for these Contracts at the time the purchase payments are received); or

(2)  the premium tax charge is deducted in total when annuity benefit payments begin.

If no amount for premium tax was deducted at the time the purchase payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contract's Accumulated Value at the time such determination is made.

CONTRACT FEE

A $30 Contract fee currently is deducted on the Contract anniversary date and upon full surrender of the Contract if the Accumulated Value on any of these dates is $50,000 or less. The Contract fee is not deducted after annuitization. The Contract fee is waived for Contracts issued to and maintained by a trustee of a 401(k) plan.

Where amounts have been allocated to more than one investment option (General Account and/or one or more of the Sub-Accounts), a percentage of the total Contract fee will be deducted from the value in each investment option. The portion of the charge deducted from each will be equal to the percentage which the value in that investment option bears to the total Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that Sub-Account.

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ANNUAL CHARGES AGAINST SEPARATE ACCOUNT ASSETS (BASE CONTRACT EXPENSES)

Mortality and Expense Risk Charge. The Company assesses a daily charge against the assets of each Sub-Account to compensate for certain mortality and expense risks which it has assumed. The charge is imposed during both the accumulation period and the annuity period. The mortality risk arises from the Company's guarantee that it will make annuity payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contracts and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be 0.80% for mortality risk and 0.45% for expense risk.

Administrative Expense Charge. The Company assesses each Sub-Account with a daily charge at an annual rate of 0.20% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation period and the annuity period. The daily Administrative Expense Charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. However, there is no direct relationship between the amount of administrative expenses imposed on a given contract and the amount of expenses actually attributable to that contract.

Deductions for the Contract and for the Administrative Expense Charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Separate Account and the Policies include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

TRANSFER CHARGES

The Company currently makes no charge for transfers. The Company guarantees that the first twelve transfers in a Contract Year will be free of a transfer charge. For each subsequent transfer, it reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the costs of processing transfers. If the Owner has elected automatic transfers or automatic rebalancing, the first automatic transfer or rebalancing will count as one transfer for purposes of the twelve which are guaranteed to be free of a transfer charge in each Contract year. Each subsequent automatic transfer or rebalancing under that request in the same or a subsequent Contract year is without transfer charge and does not reduce the remaining number of transfers which may be made free of a transfer charge.

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FUND CHARGES

Charges are deducted from, and expenses are paid out of, the assets of the Funds as described in the prospectuses for the Funds.

CHARGE FOR DISCONTINUED MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER

If you elected one of the M-GAP Riders prior to their discontinuance on January 31, 2002, 1/12th of the annual charge is deducted pro-rata on a monthly basis at the end of each month and if applicable, at the termination. The following charges apply:

Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period	0.25 (as a percentage of Accumulated Value)%
Minimum Guaranteed Annuity Payout (M-GAP) Rider with a fifteen-year waiting period	0.15 (as a percentage of Accumulated Value)%

For a description of this Rider, see "APPENDIX C—MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER".

THE VARIABLE ANNUITY CONTRACTS

As of the date of this Prospectus, the Company has ceased issuing new Contracts except in connection with certain pre-existing contractual plans and programs. References to issue requirements and initial payments are included as information regarding general Company procedures. This Prospectus provides only a very brief overview of the more significant aspects of the Contract and of the Company's administrative procedures for the benefit of the Company's current Owners. States may require variations to the Contract. If a state variation applies, it will appear in the Contract, an endorsement to the Contract, or this Prospectus. Currently, there are no state variations for this Contract. This prospectus discloses all the material features and benefits under the Contract.

DISRUPTIVE TRADING

This Contract is not designed for use by individuals, professional market timing organizations, or other entities that engage in short-term trading, frequent transfers, programmed transfers or transfers that are large in relation to the total assets of a Fund (collectively, "Disruptive Trading"). These activities may require the Funds to maintain undesirable large cash positions or frequently buy or sell portfolio securities. Such transfers may dilute the value of a Fund's shares, interfere with the efficient management of a Fund's portfolio, and increase brokerage and administrative costs of a Fund. As a result, Disruptive Trading may adversely affect a Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other contract owners.

In order to protect our contract owners and the Funds from potentially harmful trading activity, we utilize certain policies and procedures that are designed to detect and prevent disruptive trading among the Funds (the "Disruptive Trading Procedures"). Our Disruptive Trading Procedures consider certain factors in order to identify Disruptive Trading activity, including the following:

•  the number of transfers made over a period of time;

•  the length of time between transfers;

•  whether the transfers follow a pattern that appears to be designed to take advantage of short term market fluctuations, particularly within certain Funds;

•  the dollar amount(s) requested for transfers; and

•  whether the transfers are part of a group of transfers made by a third party on behalf of several individual contract owners; and

•  the investment objectives and/or size of the Funds.

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We may increase our monitoring of contract owners who engage in what we perceive to be disruptive trading, including investigating the transfer patterns within multiple policies owned by the same contract owners. We may also investigate any patterns of disruptive trading identified by the Funds that may not have been captured by our Disruptive Trading Procedures.

Our Disruptive Trading Procedures may vary from Sub-Account to Sub-Account. The Disruptive Trading Procedures limit the number of transfers a contract owner may make during a given period, limit the number of times a contract owner may transfer into particular Funds during a given period, and place restrictions as to the time or means of transfers (for example, transfer instructions are required by a certain daily time cutoff), among other things. Subject to the terms of the Contract, the Company reserves the right to impose, without prior notice, additional or alternate restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners or other holders of the Funds.

Some of the Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Fund's investment adviser, the Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. If a Fund refuses a transfer request from the Company, the Company may not be able to effect certain allocations or transfers that a contract owner has requested. In the future, some Funds may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds.

We will apply our Disruptive Trading Procedures consistently without special arrangement, waiver, or exception. However, the Company's ability to detect and deter Disruptive Trading and to consistently apply the Disruptive Trading Procedures may be limited by operational systems and technological limitations. Contract owners seeking to engage in such transfer activities may employ a variety of strategies to avoid detection. Because identifying Disruptive Trading involves judgments that are inherently subjective, the Company cannot provide assurances that its Disruptive Trading Procedures will detect every Contract owner who engages in disruptive trading. In addition, the terms of some policies previously issued by the Company, historical practices or actions, litigation, or certain regulatory restrictions may limit the Company's ability to apply transfer or other restrictions.

If we are unable to detect Disruptive Trading or are unable to restrict Disruptive Trading because of contract provisions or other reasons, you may experience dilution in the value of your Fund shares. There may be increased brokerage and administrative costs within the Funds, which may result in lower long-term returns for your investments. Additionally, because other insurance companies and/or retirement plans may invest in the Funds, we cannot guarantee that the Funds will not suffer harm from disruptive trading within the variable policies issued by other insurance companies or among investment options available to retirement plan participants.

We are required to: (1) enter into a written agreement with each Fund or its principal underwriter that will obligate us to provide to the Fund promptly upon request certain information about the trading activity of individual contract owners, and (2) execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific contract owners who violate the frequent trading policies established by the Fund.

PURCHASE PAYMENTS

Purchase payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial payment is credited to the Contract as of the date that the properly completed application that accompanies the payment is received by the

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Company at its Service Office. If an application is not completed within five business days of the Company's receipt of the initial payment, or does not specify how payments are to be allocated among the investment options, the initial purchase payment will be returned within five business days. After a contract is issued, Accumulation Units will be credited to the Contract at the unit value computed as of the Valuation Date that a purchase payment is received at the Company's Service Office in good order on the basis of accumulation unit value next determined after receipt.

Payments may be made to the Contract prior to the Annuity Date. Purchase payments are not limited as to frequency and number, but there are certain limitations as to amount. Generally, the initial payment must be at least $600. Under a salary deduction or a monthly automatic payment plan, the minimum initial payment is $50. In all cases, each subsequent payment must be at least $50. Where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a Contract on the employee, if the plan's average annual contribution per eligible plan participant is at least $600. Total payments may not exceed the maximum limit of $1,000,000.00. Upon written request, this maximum limit may be increased to an amount acceptable to the Company under its then current rules. If the payments are divided among two or more investment option, a net amount of at least $10 of each payment must be allocated to each option. Generally, unless otherwise requested, all payments will be allocated among investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. Prior to the Annuity Date, you may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the Goldman Sachs Government Money Market Fund.

TELEPHONE TRANSACTION PRIVILEGE

The Owner, or anyone authorized by the Owner, may change reallocation instructions, make transfers between investment options, or update Automatic Account Rebalancing and Automatic Transfer (DCA) instructions pursuant to a written or telephone request. The Company and its agents and affiliates will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded. The Company reserves the right to modify or discontinue this privilege at any time without prior notice.

The Company cannot guarantee that it can always be reached to complete a telephone transaction. Under these circumstances, the Owner should submit the request in writing or other form acceptable to the Company.

TRANSFER PRIVILEGE

Subject to the Company's then current rules including the Disruptive Trading restrictions described above under THE VARIABLE ANNUITY CONTRACTS, prior to the Annuity Date, an Owner may have amounts transferred among the Sub-Accounts or from the Sub-Account to the General Account, where available. Currently, transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the Goldman Sachs Government Money Market Fund, are utilized at any one time. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer order at the Company's Service Office in good order. Transfers to and from the General Account may be subject to the restrictions set forth under APPENDIX B—MORE INFORMATION ABOUT THE GENERAL ACCOUNT.

If an Owner requests a transfer of an amount from a Sub-Account that is higher than the amount in the Sub-Account on the Valuation Date (for example, if a request is made to transfer $100 from a Sub-Account but the Accumulated Value in the Sub-Account on the Valuation Date is only $98), the Company will transfer all of the Accumulated Value in the Sub-Account.

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Currently, the Company makes no charge for transfers. The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Contract year, the Company reserves the right to assess a charge, guaranteed not to exceed $25, to reimburse it for the expense of processing these additional transfers. If you authorize periodic transfers under an Automatic Transfer option (Dollar Cost Averaging) or an Automatic Account Rebalancing option, the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent transfer or rebalancing under that request in the same or a subsequent Contract year is without charge and does not reduce the remaining number of transfers which may be made free of charge.

AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS

Automatic Transfers (Dollar Cost Averaging) Option. The Owner may elect automatic transfers of a pre-determined dollar amount (sometimes called "Dollar Cost Averaging"), of not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from the Sub-Account investing in the Goldman Sachs Government Money Market Fund ("source account") to one or more of the Sub-Accounts. Automatic transfers may not be made into the General Account or to a Sub-Account being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically and the Owner must provide a new request to the Company.

The General Account may be used as the source account from which automatic transfers can be made provided that:

(1)  the amount of each monthly transfer cannot exceed 10% of the value in the General Account as of the date of the first transfer;

(2)  the amount of each bi-monthly transfer cannot exceed 20% of the value of the General Account as of the date of the first transfer; and

(3)  each quarterly transfer cannot exceed 25% of the value in the General Account as of the date of the first transfer.

Automatic Account Rebalancing Option. The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as requested by the Owner, the Company will review the percentage allocations in the Sub-Accounts and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be allocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the allocation mix is received by the Company.

Limitations. The Company reserves the right to limit the number of Sub-Accounts that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, automatic transfers and automatic rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date.

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SURRENDER

At any time prior to the Annuity Date, an Owner may surrender the Contract and receive its Surrender Value. A surrender will result in the termination of the Contract and all of its benefits. The request for surrender must be made on Company forms. You may obtain Company forms by calling 1-800-533-7881.

The Owner must return the Contract and a signed, written request for surrender on a Company surrender form to the Company to the Service Office. The Surrender Value will be calculated based on the Accumulated Value of the Contract next computed as of the Valuation Date on which the request and the Contract are received at the Service Office in good order.

Before the Annuity Date, a surrender charge may be deducted when a Contract is surrendered if payments have been credited to the Contract during the last nine full Contract years. See CHARGES AND DEDUCTIONS. The Contract fee will be deducted upon surrender of the Contract.

After the Annuity Date, only Contracts annuitized under a commutable period certain option (as specified in Annuity Option V) may be surrendered. The amount payable is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No surrender charge is imposed after the Annuity Date.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and partial redemptions of amounts in each Sub-Account during any period which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has by order permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of the Separate Account is not reasonably practicable.

The Company reserves the right to defer surrenders and partial redemptions of amounts allocated to the Company's General Account for a period not to exceed six months.

The surrender rights of Owners who are participants under qualified plans, including Section 403(b) plans, or who are participants in the Texas Optional Retirement Program ("Texas ORP") may be restricted. We generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers or surrenders you request from a 403(b) Contract comply with applicable tax requirements before we process your request.

PARTIAL REDEMPTION

At any time prior to the Annuity Date, an Owner may redeem a portion of the Accumulated Value of his or her Contract, subject to the limits stated below. A partial withdrawal will not terminate the Contract, but will reduce the value of your Contract and the value of its benefits, including the death benefit. The request for withdrawal must be made on Company forms.

You may obtain Company forms by calling 1-800-533-7881. You may also obtain a Company withdrawal form at our Company web site: cwannuity.se2.com.

The Owner must file a signed, written request for redemption on a Company withdrawal form at the Service Office. The written request must indicate the dollar amount the Owner wishes to receive and the account from which such amount is to be redeemed. The amount redeemed equals the amount requested by the Owner plus any applicable surrender charge, as described under CHARGES AND DEDUCTIONS.

Where allocations have been made to more than one investment option, a percentage of the partial redemption may be allocated to each. If you do not specify the investment options from which the withdrawal should be taken, the withdrawal will be taken proportionately from your investment options based on how your Accumulated Value is allocated among them. A partial redemption from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount redeemed, computed as of the Valuation Date that the request is received at the Service Office in good order. Each partial redemption must be a minimum of $100.

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Partial redemptions will be paid in accordance with the time limitations described above under "SURRENDER."

The partial redemption rights of Owners who are participants under qualified plans, including Section 403(b) plans, or who are participants in the Texas Optional Retirement Program ("Texas ORP") may be restricted. We generally are required to confirm, with your 403(b) plan sponsor or otherwise, that partial redemptions, transfers or surrenders you request from a 403(b) Contract comply with applicable tax requirements before we process your request.

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BENEFITS UNDER THE CONTRACT

The following tables summarize information about the benefits available under the Contract.

The availability of Contract benefits may vary depending on the selling firm through which your Contract was purchased. See Appendix D—Financial Intermediary Variations.

Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Life Expectancy Distributions	Allows you to make a series of systematic withdrawals from the Contract without surrender charges based on your life expectancy.	No Charge	• Withdrawals may occur monthly, bi-monthly, quarterly, semi-annually, or annually
• Amount withdrawn will be calculated based on life expectancy
• Withdrawals will be subject to any applicable income taxes, including an additional 10% federal tax if taken before age 59 1/2
Automatic Transfers (Dollar Cost Averaging) Option	Provides for periodic transfers from the General Account or an eligible Fund option to one or more available Fund options.	No Charge	• Transfers may occur monthly, bi-monthly, quarterly, semi-annually or annually
• Automatic transfers may not be made into the General Account
• Minimum transfer amount is $100
• Automatic transfers from the General Account are subject to significant restrictions on amounts that may be transferred monthly, bi-monthly, and quarterly
• Company has the right to limit the number of Funds that may be used for automatic transfers
• May not be in effect simultaneously with automatic rebalancing
Automatic Account Rebalancing Option	Provides for automatic rebalancing of your Fund option selections based on your allocation instructions.	No Charge	• Rebalancing may occur monthly, quarterly, semi-annually or annually
• May have only one set of standing asset allocation instructions
• Rebalancing will not occur if total amount to be transferred is less than $100
• Company has the right to limit the number of Funds that may be used for account rebalancing
• May not be in effect simultaneously with Dollar Cost Averaging
Standard Death Benefit	Provides a death benefit at least equal to the Accumulated Value upon death of the Annuitant or an Owner during the accumulation phase.	No Charge	• Withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn
• Death benefit is equal to Accumulated Value upon the death of an Owner who is not the Annuitant
• Only payable during the accumulation phase

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Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Loans	Allows you to take a loan under the Contract against your Contract value	2% net interest rate (as an annualized percentage of outstanding loan amounts)	• Only permitted under certain tax qualified Contracts
• Subject to maximum and minimum loan amounts
• Outstanding loan amounts accrue interest at a maximum annual interest rate of 9%
• An amount of Accumulated Value equal to the loan amount is transferred to an interest-bearing fixed account that is part of our General Account and credits interest at an annual rate of at least 7%.
• Must be repaid within five years through substantially equal quarterly payments
• Outstanding loans reduce the death benefit and Surrender Value, as well as the value of any optional benefit that you have elected
Optional Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Minimum Guaranteed Annuity Payout (M-GAP) Rider	Provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase, after a ten year or fifteen year waiting period.	0.25% (Rider with 10 year waiting period) 0.15% (Rider with 15 year waiting period) (as a percentage of the Accumulated Value)	• Benefit is no longer available for election.
• Withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn
• In order to exercise rider, a fixed annuitization option involving a life contingency must be selected
• May only be exercised within thirty days after any Contract anniversary following the expiration of the waiting period
• The rider may not be terminated prior to the seventh Contract anniversary after the effective date of the rider
• Repurchase feature can no longer be exercised

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STANDARD DEATH BENEFIT

A standard death benefit is included with this Contract. If the Annuitant dies (or an Owner predeceases the Annuitant) prior to the Annuity Date while the Contract is in force, a death benefit will be paid to the beneficiary, except where the Contract continues as provided below in "THE SPOUSE OF THE OWNER AS BENEFICIARY." Under ExecAnnuity Plus '93, upon death of the Annuitant (including an Owner who is also the Annuitant), the death benefit is equal to the greatest of:

(1)  the Accumulated Value on the Valuation Date that the Company receives both the death certificate and all necessary claim paperwork at the Service Office;

(2)  the total amount of gross payments made under the Contract reduced proportionately to reflect the amount of all prior partial withdrawals; or

(3)  the death benefit that would have been payable on the most recent fifth year Contract anniversary, increased for subsequent purchase payments and reduced proportionally to reflect withdrawals after that date.

For example, at the time we are required to pay the death benefit, assume the value of (1) above equals $100,000; the value of (2) above equals $120,000; and the value of (3) above equals $95,000, the amount that we would owe to the beneficiary is equal to $120,000.

A partial withdrawal will reduce the gross payments available as a death benefit under (2) above in the same proportion that the Accumulated Value was reduced on the date of withdrawal. For each withdrawal, the reduction is calculated by multiplying the total amount of gross payments by a fraction, the numerator of which is the amount of the partial withdrawal and the denominator of which is the Accumulated Value immediately prior to the withdrawal. For example, if gross payments total $8,000 and a $3,000 withdrawal is made when the Accumulated Value is $12,000, the proportional reduction of gross payments available as a death benefit is calculated as follows: The Accumulated Value is reduced by 1/4 (3,000 divided by 12,000); therefore, the gross amount available as a death benefit under (2) also will be reduced by 1/4 (8,000 times 1/4 equals $2,000), so that the $8,000 gross payments are reduced to $6,000. Payments made after a withdrawal will increase the death benefit available under (2) by the amount of the payment.

A partial withdrawal after the most recent fifth year Contract anniversary will decrease the death benefit available under (3) in the same proportion that the Accumulated Value was reduced on the date of the withdrawal. For example, if the death benefit that would have been payable on the most recent fifth year Contract anniversary is $12,000 and partial withdrawals totaling $5,000 are made thereafter when the Accumulated Value is $15,000, the proportional reduction of death benefit available under (3) is calculated as follows: The Accumulated Value is reduced by 1/3 (5,000 divided by 15,000); therefore, the death benefit that would have been payable on the most recent fifth year Contract anniversary will also be reduced by 1/3 (12,000 times 1/3 or $4,000), so that the death benefit available under (3) will be $8,000 ($12,000 minus $4,000). Payments made after the most recent fifth year Contract anniversary will increase the death benefit available under (3) by the amount of the payment.

Under ExecAnnuity Plus '91, upon the death of the Annuitant (including an Owner who is also the Annuitant), the death benefit is the calculated the same as under ExecAnnuity Plus '93, except the stepped-up death benefit applies to the most recent fifth year Contract anniversary and gross payments are simply reduced by subsequent withdrawals by subtracting the amount of the withdrawal from the total gross payments. The stepped-up death benefit under ExecAnnuity Plus 93 applies to the most recent fifth year Contract anniversary; however the guaranteed death benefit is reduced proportionately to reflect partial withdrawals (in the same proportion that the Accumulated Value was reduced by the withdrawals).

Upon death of an Owner who is not the Annuitant, the death benefit is equal to the Accumulated Value on the Valuation Date that the Company receives due proof of death received at the Service Office.

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Distribution of the death benefit must satisfy the applicable after-death distribution rules under the Internal Revenue Code. These rules differ depending on whether the Contract is a qualified Contract or a non-qualified Contract. The after-death distribution rules that apply to qualified Contracts are described in more detail in "Federal Tax Considerations, Qualified Plans, and Required Minimum Distributions Upon Your Death." The death benefit generally will be paid to the beneficiary in one sum. The beneficiary may, however, by written request, elect one of the following options:

(1)  The payment of the one sum may be delayed for a period not to exceed five years from the date of death (10 years in the case of certain beneficiaries of a qualified Contract).

(2)  Certain eligible Beneficiaries may receive the death benefit in installments. Payments must begin within one year from the date of death and are payable over a period certain not extended beyond the life expectancy of the beneficiary.

However, if the Owner has specified a death benefit annuity option, the death benefit will be paid out accordingly in a manner that is consistent with the applicable tax rules. Any death benefit annuity option specified by the Owner must comply with the requirements set forth in paragraph (2) above.

If there is more than one beneficiary, the death benefit will be paid to such beneficiaries in one sum unless the Company consents to pay an annuity option chosen by the beneficiaries.

With respect to any death benefit, the Accumulated Value under the Contract shall be based on the unit values next computed after due proof of death has been received at the Service Office. If the beneficiary elects to receive the death benefit in one sum, the death benefit will be paid within seven business days. If the beneficiary (other than a spousal beneficiary under an IRA) has not elected an annuity option within one year from the date notice of death is received by the Company, or the beneficiary is not eligible to take an annuity option, the Company will pay the death benefit in one sum. The death benefit will reflect any earnings or losses experienced during the period and any withdrawals.

If the Annuitant's death occurs on or after the Annuity Date but before the completion of all guaranteed monthly annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. If there is more than one beneficiary, the commuted value of the payments, computed on the basis of the assumed interest rate incorporated in the annuity option table on which such payments are based, shall be paid to the beneficiaries in one sum. The Company generally must pay the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death. In the case of a qualified Contract, once annuity payments start under an Annuity Payout Option, it may be necessary to modify those payments following the death in order to comply with the required minimum distribution rules. For a discussion of the post-death distribution requirements for qualified Contracts, see Federal Tax Considerations, Qualified Plans, Required Minimum Distributions Upon Your Death.

THE SPOUSE OF THE OWNER AS BENEFICIARY

If the Contract is a non-qualified Contract or an IRA, the Owner's spouse, if named as sole beneficiary ("spousal beneficiary"), may by written request continue the Contract rather than receive the death benefit. The spousal beneficiary will become the new Owner (and, if the deceased Owner was also the Annuitant, the new Annuitant). All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Contract upon such new Owner's death.

The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under Federal tax law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes.

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Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law.

You should consult a tax adviser for more information on this subject.

ASSIGNMENT

The Contract provides that it may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive. An assignment may have tax consequences and Contracts sold in connection with IRA plans and certain other qualified plans, however, are not assignable. For more information about the tax liability which may result from assignments, see FEDERAL TAX CONSIDERATIONS.

The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Service Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.

ANNUITIZING THE CONTRACT

ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE

Subject to certain restrictions described below, the Owner has the right (1) to select the annuity option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Certain annuity options may be commutable or noncommutable. A commutable option provides the Owner with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable option, the Owner may not request a lump sum payment. Annuity benefit payments are determined according to the annuity tables in the Contract, by the annuity option selected, and, in the case of a variable payout, by the investment performance of the variable investment options selected.

To the extent a fixed annuity is selected, Accumulated Value will be transferred to the General Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX B—MORE INFORMATION ABOUT THE GENERAL ACCOUNT.

Under a variable annuity, a payment equal to the value of the fixed number of Annuity Units in the Sub-Accounts is made each month. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each monthly payment will vary.

The annuity option selected must produce an initial payment of at least $50. If a combination of fixed and variable payments is selected, the initial payment on each basis must be at least $50. The Company reserves the right to increase these minimum amounts. If the annuity option selected does not produce initial payments which meet these minimums, the Company will pay the Accumulated Value in one sum. Once the Company begins making annuity payments, the Annuitant cannot make partial redemptions or surrender the annuity benefit, except in the case where a commutable period certain option (Option V or a comparable fixed option) has been chosen. Beneficiaries entitled to receive remaining payments for a "period certain" may elect to instead receive a lump sum settlement.

The Owner selects the Annuity Date. To the extent permitted by law, the Annuity Date may be the first day of any month (1) before the Annuitant's 85th birthday, if the Annuitant's age at the date of issue of the Contract is 75 or under, or (2) within ten years from the date of issue of the Contract and before the Annuitant's 90th birthday, if the Annuitant's age at the date of issue is between 76 and 90. The Owner may elect to change the Annuity Date by sending a request to the Service Office at least one month before the

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Annuity Date. The new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday. The new Annuity Date must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. In no event will the latest possible annuitization age exceed 90.

If the Annuity Date under a non-qualified Contract is deferred until the Owner reaches an age that is significantly beyond the Owner's life expectancy, it is possible that the Contract will not be considered an annuity for federal tax purposes. Certain Annuity Payout Options and/or certain period durations may not be available, depending on the age of the Annuitant and whether your Contract is a qualified Contract that is subject to limitations under the required minimum distribution rules of Code Section 401(a)(9). In addition, once annuity payments start under an Annuity Payout Option, it may be necessary to modify those payments following the Annuitant's death in order to comply with the required minimum distribution rules if your Contract is a qualified Contract. For a discussion of the after-death distribution requirements for qualified Contracts, see "Federal Tax Considerations, Qualified Plans, Required Minimum Distributions Upon Your Death." The Owner should carefully review the selection of the Annuity Date with his/her tax adviser. See FEDERAL TAX CONSIDERATIONS for further information.

If the Owner does not elect otherwise, annuity benefit payments will be made in accordance with Option I, a variable life annuity with 120 monthly payments guaranteed. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.

DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS

The Company currently provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Goldman Sachs Government Money Market Fund. See "COMPUTATION OF CONTRACT VALUES AND ANNUITY BENEFIT PAYMENTS" for information about how variable annuity payments are calculated based on the performance of these Funds.

The Company also provides fixed annuity payout options which are comparable to the variable annuity options. Regardless of how payments were allocated during the accumulation period, any one of the variable annuity payout options or the fixed-payout options may be selected, or any one of the variable annuity options may be selected in combination with any one of the fixed-amount annuity options. Other annuity options may be offered by the Company. Some of the annuity options may be restricted when used in connection with qualified Contracts.

Option I—Variable Life Annuity with 120 Monthly Payments Guaranteed. A variable annuity payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant should die before 120 monthly payments have been paid, the monthly annuity benefit payments will continue to the beneficiary until a total of 120 monthly payments have been paid or the beneficiary can receive the Commuted Value in one sum.

Option II—Variable Life Annuity. A variable annuity payable only during the lifetime of the Annuitant. It would be possible under this option for the payee to receive only one annuity benefit payment if the Annuitant dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if the Annuitant dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the Annuitant's lifetime, no matter how long he or she lives.

Option III—Unit Refund Variable Life Annuity. A variable annuity payable periodically during the lifetime of the Annuitant with the guarantee that if (1) exceeds (2)*, then monthly variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in (1). If the contract is qualified and the beneficiary is not an eligible designated beneficiary under the Code, the remaining Annuity Payments must be completed within ten-years from the date of death of the Annuitant, or the beneficiary can receive the Commuted Value in one sum.

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* Where:	(1)	is the dollar amount of the Accumulated Value divided by the dollar amount of the first monthly payment (which determines the greatest number of payments payable to the beneficiary), and
	(2)	is the number of monthly payments paid prior to the death of the Annuitant.

Option IV-A—Joint and Survivor Variable Life Annuity. A variable annuity payable jointly to the Annuitant and another individual during their joint lifetime, and then continuing during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option. For Qualified Contracts, the Joint and Survivor Variable Life Annuity Option is only available when the joint annuitant is a spouse, or not more than 10 years younger than the Annuitant.

Option IV-B—Joint and Two-thirds Survivor Variable Life Annuity. A variable annuity payable jointly to the Annuitant and another individual during their joint lifetime, and then continuing thereafter during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option. For Qualified Contracts, the Joint and Two-thirds Survivor Variable Life Annuity Option is only available when the joint annuitant is a spouse, or not more than 10 years younger than the Annuitant.

Option V—Period Certain Variable Annuity (Payments Guaranteed for a Specific Number of Years). A monthly variable annuity payable for a stipulated number of years ranging from one to 30 years. If the Annuitant dies before the end of the period, remaining payments will continue to be paid to the beneficiary. A fixed period certain annuity may be either commutable or noncommutable. A variable period certain option is automatically commutable.

For Qualified Contracts, if the Annuitant dies before the end of the period, an eligible designated beneficiary under the Code may elect to continue the remaining payments. If the beneficiary is not an eligible designated beneficiary under the Code, the remaining Annuity Payments must be completed within ten-years from the date of death of the Annuitant.

It should be noted that Option V does not involve a life contingency. In the computation of the payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under Option V to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to Owners who have elected Option V prior to the date of any change in this practice.

For Qualified Contracts, the annuity payouts may need to be accelerated in order to comply with federal tax law requirements regarding after-death Required Minimum Distributions.

NORRIS DECISION

In the case of Arizona Governing Committee v. Norris, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a contract issued in connection with an employer-sponsored benefit plan affected by the Norris decision will be based on the greater of (1) the Company's unisex Non-Guaranteed Current Annuity Option Rates, or (2) the guaranteed male rates described in such Contract, regardless of whether the Annuitant is male or female.

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Although the Company believes that the Supreme Court ruling does not affect Contracts funding IRA plans that are not employer-sponsored, the Company will apply certain aspects of the ruling to annuity benefits under such Contracts, except in those states in which it is prohibited. Such benefits will be based on (1) the greater of the guaranteed unisex annuity rates described in the Contracts, or (2) the Company's sex-distinct Non-Guaranteed Current Annuity Option Rates.

COMPUTATION OF CONTRACT VALUES AND VARIABLE ANNUITY BENEFIT PAYMENTS

The Accumulation Unit. Each net purchase payment is allocated to the investment options selected by the Owner. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the net purchase payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Service Office in good order. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a partial redemption, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account and will reflect the investment performance, expenses and charges of its Fund. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.

Except as otherwise described in this prospectus, requests involving the crediting or redemption of Accumulation Units under your Contract, including allocation of purchase payments to the Sub-Accounts, transfers to and from the Sub-Accounts, and withdrawals from the Sub-Accounts, are processed at the Accumulation Unit value next calculated after the request is received at our Service Office in good order.

Allocations to the General Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See APPENDIX B—MORE INFORMATION ABOUT THE GENERAL ACCOUNT. The Accumulated Value under the Contract is determined at the close of business on each Valuation Day by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and (3) adding the amount of the accumulations in the General Account, if any.

Net Investment Factor. The net investment factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is determined by the following formula:

(1)  divided by (2) minus 3, where:

(1)  is:

•  the net asset value per share of the Fund held in the Sub-Account as of the end of the current Valuation Period; plus

•  the per share amount of any dividend or capital gain distributions made by the Fund held in the Sub-Account, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus

•  a charge or credit for any taxes reserved for the current Valuation Period which we determine have resulted from the investment operations of the Sub-Account;

(2)  is the net asset value per share of the Fund held in the Sub-Account as of the end of the preceding Valuation Period; and

(3)  is the factor representing asset-based charges (including the mortality and expense risk charge, and the administrative expense charge)

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

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Determination of the First Variable Annuity Benefit Payment. The amount of the first monthly payment depends upon the selected variable annuity option, the sex (however, see "NORRIS DECISION" above) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Contract provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class.

The dollar amount of the first periodic annuity benefit payment is calculated based upon the type of annuity option chosen, as follows:

•  For life annuity options the dollar amount is determined by multiplying (1) the Accumulated Value applied under that option (less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

•  For all period certain options the dollar amount is determined by multiplying (1) the Surrender Value less premium taxes, if any, applied under that option (less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

•  For a death benefit annuity, the annuity value will be the amount of the death benefit.

The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.

The Annuity Unit. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period. The assumed interest rate is incorporated in the variable annuity options offered in the Contract.

Determination of the Number of Annuity Units. The dollar amount of the first variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.

Dollar Amount of Subsequent Variable Annuity Benefit Payments. The dollar amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an annuity unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.

For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION" in the SAI.

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FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

This discussion is not intended as tax advice and additional tax issues that are not discussed herein may be relevant to your particular situation. A qualified tax adviser should always be consulted with regard to the application of the law to individual circumstances. This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus.

These authorities, however, are subject to change by Congress, the Treasury Department, and the courts.

This discussion does not address state or local tax consequences, nor federal estate or gift tax consequences, associated with buying a Contract. In addition, we make no guarantee regarding any tax treatment—federal, state, or local—of any Contract or of any transaction involving a Contract.

B. OUR TAX STATUS

We are taxed as a life insurance company and the operations of the Separate Account are treated as a part of our total operations. The Separate Account is not separately taxed as a "regulated investment company." Investment income and capital gains of the Separate Account are not taxed to the extent they are applied under a contract. We do not anticipate that we will incur federal income tax liability attributable to the income and gains of the Separate Account, and therefore we do not intend to provide for these taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may charge the Separate Account to pay these taxes.

C. TAXATION OF ANNUITIES—GENERAL PROVISIONS AFFECTING NON-QUALIFIED CONTRACTS

1. Tax Deferral During Accumulation Period

Under the Internal Revenue Code, except as described below, increases in the Accumulated Value of a Non-Qualified Contract are generally not taxable to the Owner or Annuitant until received as annuity payments or otherwise distributed or deemed distributed. However, certain requirements must be satisfied for this general rule to apply, including:

•  the Contract must be owned by an individual;

•  Separate Account investments must be "adequately diversified";

•  we, rather than you, must be considered the Owner of Separate Account assets for federal tax purposes; and

•  annuity payments must appropriately amortize Purchase Payments and Contract earnings; and

•  distributions are generally required upon death.

Non-natural Owner. As a general rule, deferred annuity contracts held by "non-natural persons", such as corporations, trusts or similar entities, are not annuity contracts for federal income tax purposes. The income on these contracts is taxed each year as ordinary income received or accrued by the non-natural Owner. There are exceptions to this general rule for non-natural Owners. Contracts are generally treated as held by a natural person if the nominal Owner is a trust or other entity holding the contract as an agent for a natural person. However, this special exception does not apply to an employer who is the nominal Owner of a contract under a non-qualified deferred compensation plan for its employees.

Additional exceptions to this rule include:

•  certain Contracts acquired by a decedent's estate due to the death of the decedent;

•  certain Qualified Contracts;

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•  certain Contracts used with structured settlement agreements; and

•  certain Contracts purchased with a single premium when the Annuity Date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually.

Diversification Requirements. For a Contract to be treated as an annuity for federal income tax purposes, separate account investments must be "adequately diversified". The Treasury Secretary issued regulations prescribing standards for adequately diversifying separate account investments. If the Separate Account failed to comply with these diversification standards, the contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed on the difference between the Accumulated Value and the Purchase Payments.

Although we do not control Fund investments, we expect that each Fund will comply with these regulations so that each Subaccount of the Separate Account will be considered "adequately diversified."

Ownership Treatment. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax currently on income and gains produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should generally not be treated as the owner of any assets in the Separate Account, see, however, the discussion below on publicly available funds. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying Separate Account assets.

Post-Death Distributions. In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner. Specifically, Section 72(s) requires that (a) if any Owner dies on or after the Annuity Date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner's death. The designated beneficiary refers to a natural person designated by the Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the sole designated beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts (see section D below).

Definition of Spouse under Federal Law. The right of a spouse to continue the Contract and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Transfers, Assignments, or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Contract may

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result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange, should consult a tax adviser as to the tax consequences.

Delayed Annuity Dates. If the Annuity Date occurs (or is scheduled to occur) when the Annuitant has reached an advanced age, the Contract might not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract would be currently includible in your income.

The following discussion assumes that the Contract is treated as an annuity contract for tax purposes and that we are treated as the Owner of Separate Account assets.

2. Taxation of Partial and Full Withdrawals

Partial withdrawals from a Non-Qualified Contract are includible in income to the extent the Accumulated Value exceeds the "investment in the contract". This amount is referred to as the "income on the contract". Full withdrawals are also includible in income to the extent they exceed the "investment in the contract." Investment in the contract equals the total of Purchase Payments minus any amounts previously received from the Contract that were not includible in your income. All amounts includible in income with respect to the Contract are taxed as ordinary income. It is unclear in some cases what value should be used in determining the "income on the Contract." We believe that the "income on the Contract" does not include some measure of the value of certain future type benefits, but the IRS could take a contrary position and include such value in determining the "income on the Contract".

Any assignment or pledge (or agreement to assign or pledge) of Accumulated Value is treated as a withdrawal. If the entire Contract Value is assigned or pledged, subsequent increases in the Contract Value are also treated as withdrawal for as long as the assignment or pledge remains in place. Investment in the contract is increased by the amount includible in income with respect to such assignment or pledge. If you transfer a contract without full and adequate consideration, to someone other than your spouse (or to a former spouse incident to divorce), you will be taxed on the income on the contract. In this case, the transferee's investment in the contract is increased to reflect the increase in your income.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

Other rules may apply to Qualified Contracts (see section D below).

3. Taxation of Annuity Payments

Normally, the portion of each annuity payment taxable as ordinary income equals the payment minus the exclusion amount. The exclusion amount for annuity payments is the payment times the ratio of the investment in the contract allocated to the Annuity Option and adjusted for any period certain or refund feature, to the expected value of the annuity payments.

Once the total amount of the investment in the contract has been recovered, annuity payments will be fully taxable. If annuity payments stop because the Annuitant dies before the total amount of the investment in the contract is recovered, the unrecovered amount generally is allowed as a deduction to the Annuitant in the last taxable year.

4. Taxation of Death Benefit

Amounts may be distributed upon your or the Annuitant's death. Before the Annuity Date, a death benefit is includible in income and:

•  if distributed in a lump sum is taxed like a full withdrawal, or

•  if distributed as life expectancy payments, is taxed like partial withdrawals where, generally, the gain is distributed first.

•  if distributed under an Annuity Option is taxed like annuity payments.

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After the Annuity Date, where a guaranteed period exists under a life income annuity option and the Annuitant dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in income as follows:

•  if received in a lump sum are includible in income to the extent they exceed the unrecovered investment in the contract, or

•  if distributed in accordance with the selected annuity option are fully excludable from income until the remaining investment in the contract is deemed to be recovered (as described in 3 above), and thereafter, all annuity payments are fully includible in income.

5. Additional Tax on Premature Distributions

If any amount is received or deemed received from the Non-Qualified Contract (before or after the Annuity Commencement Date), the Code applies an additional tax equal to 10% of the portion of the amount includable in gross income, unless an exception applies.

The 10% additional tax will not apply to the following distributions:

1)  Distributions made on or after the date the taxpayer has attained the age of 59 1/2.

2)  Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

3)  Distributions attributable to a taxpayer becoming disabled (as defined in the federal tax law).

4)  A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer (or the joint lives or life expectancies of the taxpayer and the taxpayer's designated Beneficiary).

If the taxpayer avoids this 10% additional tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% additional tax will be applied retroactively to all the prior periodic payments (i.e., additional tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

5)  Distributions made under certain annuities issued in connection with structured settlement agreements.

6)  Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982.

7)  Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

Certain other exceptions to the 10% additional tax as not described herein also may apply. Please consult your tax adviser.

6. Aggregation of Contracts

Contracts issued after October 21, 1988, by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as

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withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

7. Exchange of Annuity Contracts

We may issue this Contract in exchange for another life insurance or annuity contract. Code Section 1035 permits certain tax-free exchanges of life insurance contracts and annuity contracts for another annuity contract as long as certain requirements are satisfied. If any money or other property is received in the exchange, gain (but not loss) may be recognized under the exchange. If the exchange is tax free, your investment in the contract from the prior contract will carry over to your new Contract.

In addition, the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange").

Under Rev. Proc. 2011-38, a transfer within the scope of the Rev. Proc. will be treated as a tax-free exchange under Section 1035 if no amount, other than an amount received as an annuity for a period of 10 years or more or during one or more lives, is received under either the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, the date the contract is placed in-force). A subsequent direct transfer of all or a portion of either contract is not taken into account for purposes of this characterization if the subsequent transfer qualifies (or is intended to qualify) as a tax-free exchange under Code Section 1035. If an amount is received within 180 days of the exchange, the transfer will be characterized in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. You should consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange or split of annuity contracts.

If the Contract was obtained by a tax-free exchange of an annuity contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come (1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and (4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% additional tax.

8. Partial Annuitization

If part of an annuity contract's value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this "partial annuitization" treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

D. QUALIFIED PLANS

Currently, the Contracts are also available for use in connection with retirement plans which receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code. Contracts offered for use in connection with retirement plans that receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code ("Qualified Plans") are referred to as "Qualified Contracts." Numerous special tax rules apply

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to the participants in Qualified Plans and to Qualified Contracts. We make no attempt in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. Persons intending to use the contract in connection with qualified plans should consult a tax adviser.

Under the Code, qualified plans generally enjoy tax-deferred accumulation amounts invested in the plan. Therefore, in considering whether or not to purchase a Contract in a qualified plan, you should consider the Contract's features other than tax deferral, including the availability of lifetime annuity payments.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan. For example, for both withdrawals and annuity payments under certain Qualified Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for such contribution, are limited under Qualified Plans. If the Contract is used with a Qualified Plan, you and the Annuitant must be the same individual. If a joint Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a joint Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in their ages. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.

1. Required Minimum Distributions In General

Qualified Contracts are subject to special tax rules specifying the time at which distributions must begin and the amount that must be distributed each year. Distributions of minimum amounts must generally begin by the "required beginning date." In the case of Individual Retirement Annuities, this generally means April 1 of the calendar year following the calendar year in which the Owner attains the "applicable age" under the RMD rules. The required beginning date for 401, 403 and 457 plans is generally April 1 of the calendar year following the later of the year in which the Owner attains the applicable age or retires.

If you were born...	Your "applicable age" is...
Before July 1, 1949	70	1/2
On or after July 1, 1949 and before January 1, 1951	72
On or after January 1, 1951 and before January 1, 1960	73
On or after January 1, 1960	75

There are no required minimum distributions during the Owner's lifetime under Roth IRAs. An excise tax is imposed for the failure to comply with the minimum distribution requirements. This excise tax generally equals 25% of the amount by which a minimum required distribution exceeds the actual distribution. The excise tax is reduced to 10% if a taxpayer receives a distribution, during the "correction window," of the amount of the missed RMD from the same plan to which the excise tax relates and satisfies certain other conditions. The standard death benefit or other optional benefits under your Contract may affect the amount of the minimum required distribution that must be taken from your Contract.

There are no required minimum distributions during the Owner's lifetime under Roth IRAs. An excise tax is imposed for the failure to comply with the minimum distribution requirements. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution. The standard death benefit or other optional benefits under your Contract may affect the amount of the minimum required distribution that must be taken from your Contract.

2. Required Minimum Distributions Upon Your Death

Effective January 1, 2020, when an IRA owner or other Qualified Plan participant dies, any remaining interest generally must be distributed within 10 years (or in some cases 5 years) after their death, unless an

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exception applies. One exception permits an "eligible designated beneficiary" to take distributions over life or a period not exceeding life expectancy (determined using the IRS "Single Life Table"), subject to special rules and limitations. An "eligible designated beneficiary" includes:

1)  the IRA owner's spouse

2)  the IRA owner's minor child (until the child reaches age of majority/age 21),

3)  certain disabled or chronically ill individuals,

4)  an individual who is not more than 10 years younger than the IRA owner.

We may limit any payment option over life, or period not exceeding life expectancy, to certain categories of eligible designed beneficiaries, or withdraw such payment option(s), at our discretion.

If the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own. The spouse must make the election by the later of:

1)  the end of the calendar year in which the surviving spouse reaches the applicable age, or

2)  the end of the calendar year following the calendar year of the IRA owner's death.

If the owner dies before the Required Beginning Date and the surviving Spouse does not elect to treat the IRA as their own, distributions may be delayed until December 31 of the year the deceased Owner would have attained the applicable age.

If the Owner dies after annuity payments have already begun, any remaining payments under the contract also must be made in accordance with the RMD rules. In some cases, those rules may require that the remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law.

After-death RMD rules for IRAs and other Qualified Plans are complex, and you should consult your tax adviser about how they may apply to your situation.

3. Additional Tax on Early Distributions

A 10% additional tax may apply to the taxable amount of payments from Qualified Contracts. There are exceptions to this additional tax which vary depending on the type of qualified Contract. For Individual Retirement Annuities, the additional tax does not apply, for example, to a payment:

•  made to a beneficiary (or to the Owner's estate) on or after the Owner's death;

•  attributable to the Owner becoming disabled under Code Section 72(m)(7);

•  Part of a series of substantially equal periodic payments (not less frequently than annually—"SEPPs") made for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of such Owner and a designated beneficiary ("SEPP Exception");

If the taxpayer avoids this 10% additional tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death, disability or a method change allowed by Rev. Rul. 2022-6), the 10% additional tax will be applied retroactively to all the prior periodic payments (i.e., additional tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

•  Qualified reservist distribution under Code Section 72(t)(2)(G) upon a call to active duty;

•  Made on account of an IRS levy on the IRA under Code Section 72(t)(2)(A)(vii); or

•  Made as a "direct rollover" or other timely rollover to an Eligible Retirement Plan;

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•  Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions in Code Section 72(t)(2)(D) are met;

•  Not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7);

•  For a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8);

•  Made on account of a qualified birth or adoption; or

•  Made to a terminally ill Owner.

The taxpayer must meet certain requirements in order for these exceptions to apply. Certain other exceptions to the 10% additional tax not described herein also may apply. Please consult your tax adviser.

4. Other Considerations

Qualified Contracts are amended to conform to tax qualification requirements. However, you are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, we are not bound by terms and conditions of Qualified Plans if they are inconsistent with the Contract.

5. Qualified Plan Types

Individual Retirement Annuities. The Code permits eligible individuals to contribute to an individual retirement annuity known as an "IRA." IRAs limit the amounts contributed, the persons eligible and the time when distributions start. Also, subject to direct rollover and mandatory withholding requirements, distributions from other types of qualified plans generally may be "rolled over" on a tax-deferred basis into an IRA. The Contract may not fund a "Coverdell Education Savings Account" (formerly known as an "Education IRA").

Distributions from eligible retirement plans that are rolled over to an IRA within 60 days are not immediately taxable. However, an individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual's IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers between IRAs or conversions to Roth IRAs.

Simplified Employee Pensions (SEP IRAs). The Code allows employers to establish simplified employee pension plans, using the employees' IRAs. Under these plans the employer may make limited deductible contributions on behalf of the employees to IRAs. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

SIMPLE IRAs. The Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

Roth IRAs. The Code permits contributions to an IRA known as a "Roth IRA." Roth IRAs differ from other IRAs in certain respects, including:

•  Roth IRA contributions are never deductible;

•  "qualified distributions" from a Roth IRA are excludable from income;

•  mandatory distribution rules do not apply before death;

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•  a rollover to a Roth IRA must be a "qualified rollover contribution," under the Code; and

•  special eligibility requirements apply.

All or part of an IRA may be converted into a Roth IRA without taking an actual distribution. You may convert by notifying the IRA issuer or trustee. A conversion typically results in the inclusion of some or all of the IRA value in gross income, except that the additional 10% tax generally does not apply on the conversion.

Any "qualified distribution", as defined in Code Section 408A, from a Roth IRA is excludible from gross income. A qualified distribution includes a distribution made after you reach age 59 1/2, after your death, because of your disability, or made to a first-time homebuyer. A qualified distribution can only be made after the first five tax years after the year for which you (or your spouse) made a contribution to any Roth IRA established for your benefit.

Pension and Profit-Sharing Plans. The Code permits employers to establish types of tax-favored retirement plans for employees. The Self-Employed Individuals Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh" permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts in order to provide benefits under the plans. These types of plans may be subject to rules under Sections 401(a)(11) and 417 of the Code that provide rights to a spouse or former spouse of a participant. In such a case, the participant may need the consent of the spouse or former spouse to change annuity options or to make a partial or full withdrawal of the Contract. Employers intending to use the Contract in connection with such plans should seek competent advice.

Tax-sheltered Annuities. Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of Purchase Payments from taxable gross income. These annuity contracts are commonly referred to as "tax-sheltered annuities". If you purchase a Contract for such purposes, you should seek competent advice as to eligibility, limitations on permissible amounts of Purchase Payments and other tax consequences associated with the Contracts.

Tax-sheltered annuity contracts are subject to certain restrictions on withdrawals of contributions and earnings. These limitations on withdrawals generally do not apply to the extent you direct us to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account. You should consult your tax adviser about how these rules apply to you.

Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations. The Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the Contracts in connection with such plans should seek competent advice.

6. Direct Rollovers

If the Contract is used with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code or with an eligible government deferred compensation plan that is qualified under Section 457(b), any "eligible rollover distribution" from the Contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any distribution from such a qualified retirement plan, excluding certain amounts such as:

•  minimum distributions required under Section 401(a)(9) of the Code;

•  certain distributions for life, life expectancy, or for ten years or more which are part of a "series of substantially equal periodic payments;" and

•  hardship distributions.

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Under these requirements, federal income tax equal to 20% of the taxable portion of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you (or your beneficiary) elect to have it directly transferred to certain types of qualified retirement plans or IRAs. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

E. FEDERAL INCOME TAX WITHHOLDING

We withhold and send to the U.S. Government a part of the taxable portion of each distribution unless you notify us before distribution of an available election not to have any amounts withheld. In certain circumstances, we may be required to withhold tax and you will not be able to elect out of withholding. The withholding rates for the taxable portion of periodic annuity payments are the same as the withholding rates for wage payments. The withholding rate for the taxable portion of non-periodic payments is 10%. The withholding rate for eligible rollover distributions is 20%. Regardless of any "election out" (or any amount of tax withheld) on an amount received from a Contract, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under the estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

Payees that are not U.S. citizens or resident aliens will generally be subject to U.S. federal withholding tax on taxable distributions from the Contract at a 30% rate, unless a lower treaty rate applies. In addition, if we do not have appropriate documentation establishing the payee's status (e.g., a Form W-9 or applicable Form W-8), we could be required to withhold 30% on certain payments from the Contract under the Foreign Account Tax Compliance Act (or FATCA). The FATCA rules are complex. Please consult your tax adviser.

F. OTHER TAX ISSUES

1. Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss the federal estate tax implications of the Contract in detail, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

Under certain circumstances, the Code may impose a "generation skipping transfer tax" ("GST") when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

2. Medicare Tax.

Distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to taxpayers whose income exceeds certain threshold amounts. Please consult a tax adviser for more information.

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3. Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service has ruled that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

4. Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under federal tax law.

5. Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

LOANS (QUALIFIED CONTRACTS ONLY)

Loans will be permitted only for TSAs and Contracts issued to a plan qualified under Section 401(a) and 401(k) of the Code. You must use a Company form to request a loan. You may obtain Company forms by calling 1-800-533-7881. Loans are made from the Contract's value on a pro-rata basis from all investment options. The maximum loan amount is the amount determined under the Company's maximum loan formula for qualified plans. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Contract. Loans are subject to provisions of the Code and to applicable retirement plan rules. The taxation of loans is determined under the federal income tax laws. Loans from qualified Contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, the number of allowable loans and the manner in which the loan must be repaid. Failure to follow these rules will result in the loan being treated as a withdrawal includible in income and possibly subject to a 10% additional tax. (You should always consult your tax adviser and retirement plan fiduciary prior to exercising loan privileges.) The amount borrowed will be transferred to a fixed, minimum guarantee loan assets account in the Company's General Account, where it will accrue interest at a specified rate below the then current loan interest rate. Generally, loans must be repaid within five years and must be made at least quarterly in substantially equal amounts. When repayments are received, they will be allocated pro-rata in accordance with the Owner's most recent allocation instructions.

Amounts borrowed under a Contract do not participate in the investment experience of the Fund options or the General Account, and can therefore affect your Accumulated Value and death benefit whether or not the loan is repaid.

The amount of the death benefit, the amount payable on a full surrender and the amount applied to provide an annuity on the Annuity Date will be reduced to reflect any outstanding loan balance (plus accrued interest thereon). Partial withdrawals may be restricted by the maximum loan limitation.

While a loan is outstanding, and if otherwise allowed, you may continue to make purchase payments to the Contract through your TSA or qualified plan.

STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Funds. At least annually, the Company will furnish a statement to the Owner containing information about his or her contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Contract's Accumulated Value. (Certain transactions made under recurring payment

46

plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and other statements unless the Owner notifies the Service Office.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to close Sub-Accounts to new investments or transfers, and to make substitutions for the shares of the funds that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Fund are no longer available for investment or if, in the Company's judgment further investment in any Fund should become inappropriate in view of the purposes of the Separate Account or the affected Sub-Account, the Company may redeem the shares of that Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Separate Account may, to the extent permitted by law, purchase other securities for other policies or permit a conversion between policies upon request by an Owner.

The Company also reserves the right to establish additional Sub-Accounts of the Separate Account, each of which would invest in shares corresponding to a new Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Funds are sold to separate accounts of unaffiliated insurance companies ("shared funding") which issue variable annuity and variable life policies ("mixed funding"). It is conceivable that in the future such shared funding or mixed funding may be disadvantageous for variable life insurance owners or variable annuity owners. Although neither the Company nor any of the underlying investment companies currently foresees any such disadvantages to either variable life insurance owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts and to determine what action, if any, should be taken in response thereto.

The Company reserves the right, subject to compliance with applicable law, to:

(1)  transfer assets from the Separate Account or any of its Sub-Accounts to another of the Company's separate accounts or Sub-Accounts having assets of the same class;

(2)  to operate the Separate Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law;

(3)  to deregister the Separate Account under the 1940 Act in accordance with the requirements of the 1940 Act;

(4)  to substitute the shares of any other registered investment company for the Fund shares held by a Sub-Account, in the event that Fund shares are unavailable for investment, or if the Company determines that further investment in such Fund shares is inappropriate in view of the purpose of the Sub-Account;

(5)  to change the methodology for determining the net investment factor;

(6)  to change the names of the Separate Account or of the Sub-Accounts; and

(7)  to combine with other Sub-Accounts or other separate accounts of the Company.

If any of these substitutions or changes are made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

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ADDITIONAL INFORMATION

VOTING RIGHTS

The Company will vote Fund shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Funds, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to the Contracts in the same proportion. If the 1940 Act or any rules thereunder should be amended, or if the present interpretation of the 1940 Act or such rules should change and, as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contracts, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Funds.

During the accumulation period, the number of Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Fund share. During the annuity period, the number of Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's variable annuity by the net asset value of one Fund share. Ordinarily, the Annuitant's voting interest in the Fund will decrease as the reserve for the variable annuity is depleted.

DISTRIBUTION

Global Atlantic Distributors LLC (the "Distributor"), a Delaware company located at One Financial Plaza, 755 Main Street, 24th Floor, Hartford, CT 06103, is principal underwriter for the Contracts. The Distributor is a wholly-owned subsidiary of Global Atlantic (Fin) Company and an affiliate of the Company due to common ownership.

Your investment professional may receive compensation for selling this Contract to you in the form of commissions, additional payments, and non-cash compensation. We may share the revenue we earn on this contract with your investment professional's firm. This conflict of interest may influence your investment professional to recommend this contract over another investment for which the investment professional is not compensated or compensated less.

The Company pays commissions to registered representatives who sold the contract based on a commission schedule. The Company paid commissions, not to exceed 6.0% of payments, to registered representatives who sold the contracts. Certain registered representatives may receive commissions of up to 6.0% of subsequent purchase payments. However, alternative commission schedules may be in effect that paid lower initial commission amounts but with ongoing annual compensation of up to 1% of Accumulated Value.

The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account, which may include amounts derived from mortality and expense risk charges. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to Owners or to the Separate Account. Any surrender charges assessed on the Contract will be retained by the Company except for amounts it may pay to Global for services it performs and expenses it may incur as principal underwriter and general distributor.

In light of the compensation that investment professionals often receive for selling life insurance policies and other investments, some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should exchange a contract you already own only if you determine, after comparing the features, fees, and risks of both policies, and any fees or penalties to

48

terminate the existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract.

CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Policies as presently offered and to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation.

LEGAL MATTERS

There continues to be significant federal and state regulatory activity relating to financial services companies. We are subject to various legal proceedings and claims incidental to or arising in the ordinary course of our business. In the future, we may be subject to additional lawsuits, arbitration proceedings and/or regulatory/legal proceedings. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of our known legal proceedings or claims to result in a material adverse effect on the Company or its Separate Account or the ability of the Distributor to perform its obligations.

FINANCIAL STATEMENTS

You can find financial statements for us and the Separate Account in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your financial representative or contact us. The back cover page of this prospectus includes instructions on how to request a Statement of Additional Information from us.

GLOSSARY OF SPECIAL TERMS

Accumulated Value: the total value of all Accumulation Units in the Sub-Accounts plus the value of all accumulations in the General Account credited to the Contract on any date before the Annuity Date.

Accumulation Unit: a unit of measure used to calculate the value of a Sub-Account before annuity payments begin.

Annuitant: the person on whose life annuity payouts are based.

Annuity Date: the date on which annuity payments begin. This date may not be later than the first day of the month before the Annuitant's 90th birthday.

Annuity Unit: a unit of measure used to calculate the value of the periodic annuity payments under the Contract.

Company (we, us, our): unless otherwise specified, any reference to the "Company" and "we," "us," and "our" shall refer exclusively to Commonwealth Annuity and Life Insurance Company.

Cumulative Earnings: the Accumulated Value reduced by total payments not previously withdrawn.

Fund: Each Fund option (or Sub-Account) invests in the shares of a single underlying mutual fund. We refer to that underlying mutual fund as a "Fund."

General Account: all the assets of the Company other than those held in a Separate Account.

Owner (you): the person, persons or entity entitled to exercise the rights and privileges under this Contract.

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Separate Account: Separate Account VA-K of the Company. Separate Account VA-K consists of assets segregated from other assets of the Company. The investment performance of the assets of the Separate Account is determined separately from the other assets of the Company and are not chargeable with liabilities arising out of any other business which the Company may conduct.

Service Office: Se2, LLC (an affiliate of Security Distributors, Inc.) and its affiliates (collectively, "se2") provides administrative, accounting, and other services to the Company. The principal administrative offices of se2 are located at One Security Benefit Place Topeka, KS 66675, Telephone 1-800-533-7881. Requests received in good order at the Service Office prior to the close of business on a Valuation Day will be deemed to be received on that Valuation Day. Requests received in good order at the Service Office on or after the close of business on a Valuation Day, or on a non-Valuation Day, will be deemed to be received on the next Valuation Day.

Sub-Account (or Fund option): a subdivision of the Separate Account investing exclusively in the shares of a corresponding Fund.

Surrender Value: the Accumulated Value of the Contract on full surrender after deducting any applicable Contract fee, rider charge and surrender charge.

Valuation Date: a day on which the net asset value of the shares of any of the Funds is determined and unit values of the Sub-Accounts are determined. Valuation dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, partial withdrawal, or surrender of a Contract was received) when there is a sufficient degree of trading in an Fund's portfolio securities such that the current unit value of the Sub-Accounts may be materially affected.

Valuation Period: The time span between the close of trading on the New York Stock Exchange from one Valuation Date to the next.

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APPENDIX A

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

VARIABLE OPTIONS

The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time. You can also request this information at no cost by calling 1-800-533-7881 or emailing us at ProspectusRequest@zinnia.com.

The current expenses and performance information below reflect fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund's past performance is not necessarily an indication of future performance.

The availability of variable investment options may vary depending on the selling firm through which your Contract was purchased. See Appendix D—Financial Intermediary Variations for more information.

			Average Annual Total Returns (as of Dec. 31, 2025)
Fund Objective	Fund — Share Class (Adviser / Sub-Adviser)	Current Expenses	1 Year	5 Year	10 Year
Seeks to provide a high level of current income.	Eaton Vance VT Floating-Rate Income Fund — Initial Class(2) Advised by Eaton Vance Management	1.19%	3.95%	4.64%	4.43%
Seeks to provide total return.	Global Atlantic BlackRock Allocation Portfolio — Class I Advised by Global Atlantic Investment Advisers, LLC Sub-advised by BlackRock Investment Management, LLC	0.52%	15.77%	7.74%	—
Seeks to provide long-term capital appreciation.	Global Atlantic BlackRock Disciplined Core Portfolio — Class I Advised by Global Atlantic Investment Advisers, LLC Sub-advised by BlackRock Investment Management, LLC	0.53%	32.60%	8.36%	—
Seeks to provide long-term capital appreciation.	Global Atlantic BlackRock Disciplined Core Portfolio — Class II Advised by Global Atlantic Investment Advisers, LLC Sub-advised by BlackRock Investment Management, LLC	0.78%	32.33%	8.12%	—
Seeks to provide long-term capital appreciation.	Global Atlantic BlackRock Disciplined Growth Portfolio — Class I Advised by Global Atlantic Investment Advisers, LLC Sub-advised by BlackRock Investment Management, LLC	0.52%	22.55%	—	—

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			Average Annual Total Returns (as of Dec. 31, 2025)
Fund Objective	Fund — Share Class (Adviser / Sub-Adviser)	Current Expenses	1 Year	5 Year	10 Year
Seeks to provide long-term capital appreciation.	Global Atlantic BlackRock Disciplined International Core Portfolio — Class I(3) Advised by Global Atlantic Investment Advisers, LLC Sub-advised by BlackRock Investment Management, LLC	0.84%	20.22%	14.90%	—
Seeks to provide long-term capital appreciation.	Global Atlantic BlackRock Disciplined International Core Portfolio — Class II(3) Advised by Global Atlantic Investment Advisers, LLC Sub-advised by BlackRock Investment Management, LLC	1.09%	19.83%	14.60%	—
Seeks to provide long-term capital appreciation.	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio — Class I Advised by Global Atlantic Investment Advisers, LLC Sub-advised by BlackRock Investment Management, LLC	0.69%	10.12%	6.96%	—
Seeks to provide long-term capital appreciation.	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio — Class II Advised by Global Atlantic Investment Advisers, LLC Sub-advised by BlackRock Investment Management, LLC	0.94%	9.90%	6.69%	—
Seeks to provide long-term capital appreciation.	Global Atlantic BlackRock Disciplined Value Portfolio — Class I Advised by Global Atlantic Investment Advisers, LLC Sub-advised by BlackRock Investment Management, LLC	0.60%	17.17%	12.42%	—
Seeks to provide total return.	Global Atlantic BlackRock High Yield Portfolio — Class I Advised by Global Atlantic Investment Advisers, LLC Sub-advised by BlackRock Investment Management, LLC	0.66%	6.87%	4.15%	—

A-2

			Average Annual Total Returns (as of Dec. 31, 2025)
Fund Objective	Fund — Share Class (Adviser / Sub-Adviser)	Current Expenses	1 Year	5 Year	10 Year
Seeks to provide total return consisting of capital appreciation and income.	Global Atlantic Goldman Sachs Core Fixed Income Portfolio — Class I Advised by Global Atlantic Investment Advisers, LLC Sub-advised by Goldman Sachs Asset Management, L.P.	0.52%	7.80%	-0.53%	—
Seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.	Goldman Sachs Government Money Market Fund — Service Shares(1) Advised by Goldman Sachs Asset Management, L.P.	0.43%	3.94%	2.98%	1.90%
Seeks total return while seeking to provide volatility management.	Goldman Sachs Trend Driven Allocation Fund — Service Shares(1)(3) Advised by Goldman Sachs Asset Management, L.P.	0.96%	9.89%	5.91%	5.77%
Seeks both capital appreciation and current income.	Invesco V.I. Equity and Income Fund — Series II Advised by Invesco Advisers, Inc.	0.82%	12.52%	8.68%	8.64%
Seeks total return.	Invesco V.I. Global Strategic Income Fund — Series II(1) Advised by Invesco Advisers, Inc.	1.20%	12.75%	1.39%	2.76%
Seeks long-term growth of capital.	Invesco V.I. Health Care Fund — Series I Advised by Invesco Advisers, Inc.	0.99%	15.33%	3.80%	6.58%
Seeks total return.	MFS® Utilities Series — Service Class(1) Advised by MFS	1.03%	14.76%	7.38%	9.22%

(1)  This Fund's annual expenses reflect temporary fee reductions pursuant to an expense reimbursement or fee waiver arrangement.

(2)  Effective November 15, 2010, the Eaton Vance VT Floating-Rate Fund closed to new payment allocations and transfers of Contract Value.

(3)  This Fund employs a managed volatility strategy. Read the Fund's prospectus for more information related to managed volatility strategies.

A-3

FIXED INVESTMENT OPTIONS

The following is a list of fixed options currently available under the Contract. To the extent permitted by the Contract, we may change the features of the fixed options listed below, offer new fixed options, and terminate existing fixed options. We will provide you with written notice before doing so. See APPENDIX B—MORE INFORMATION ABOUT THE GENERAL ACCOUNT for more information.

The availability of fixed options may vary depending on the selling firm through which your Contract was purchased. See Appendix D—Financial Intermediary Variations for more information.

ExecAnnuity Plus '91

Name	Minimum Guaranteed Interest Rate
General Account	Contract Years 1-5: 5%
Contract Years 6-10: 4%
Contract Years 11+: 3.5%

ExecAnnuity Plus '93

Name	Minimum Guaranteed Interest Rate
General Account	3%

A-4

APPENDIX B

MORE INFORMATION ABOUT THE GENERAL ACCOUNT

Information regarding the features of the General Account, including (i) its name and (ii) its minimum guaranteed interest rate depending on your Contract, is available in APPENDIX A—INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.

Because of exemption and exclusionary provisions in the securities laws, interests in the General Account are not generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed portion of the annuity Contract and the General Account may be subject to the provisions of the 1933 Act concerning the accuracy and completeness of statements made in the Prospectus.

The General Account is made up of all of the general assets of the Company other than those allocated to separate accounts. Allocations to the General Account become part of the assets of the Company and are used to support insurance and annuity obligations. The General Account is not segregated or insulated from the claims of the insurance company's creditors. Any amounts allocated to the General Account or amounts that we guarantee in excess of your contract value are subject to our financial strength and claim's paying ability, and are subject to the risk that the insurance company may not be able to cover, or may default on, its obligations under those guarantees.

Purchase payments and Contract value allocated to the General Account during the accumulation phase are guaranteed by the Company as to principal and a minimum rate of interest, less any applicable fees and charges. Amounts allocated to the General Account accumulate compound interest daily. For one year from the date an amount is initially allocated to the General Account, the applicable rate of interest will not be modified by us for one year. At the end of that one year period (and each successive one year period thereafter), a new rate of interest will apply for another year. We declare interest rates for the General Account in our sole discretion, subject to the guaranteed minimum interest rate specified below. We may declare new rates for initial allocations to the General Account at any time. Different interest rates may apply to purchase payments and Contract value initially allocated to the General Account at different times. For information about current rates, contact us at our Service Office.

For ExecAnnuity Plus '93 Contracts, the Company will credit amounts allocated to the General Account with interest at an effective annual rate of at least 3%, compounded daily. For ExecAnnuity Plus '91 Contracts, the Company will credit amounts allocated to the General Account with interest at an effective annual rate of at least 5% compounded annually for the first five Contract years, 4% for the next five Contract years, and 3.5% thereafter. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If a Contract is surrendered, or if an Excess Amount is redeemed, while the Contract is in force and before the Annuity Date, a surrender charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Contract less than nine full contract years. No interest is credited to amounts withdrawn or otherwise removed from the General Account.

Transfers to or from the General Account. Transfers to or from the General Account are subject to the Company's then-current rules on Disruptive Trading, as may be amended from time to time. In addition, the Company reserves the right to impose reasonable rules on transfers, including but not limited to the frequency, timing, and amount of transfers to or from the General Account. The Company reserves the right to amend its Disruptive Trading and/or other transfer rules in its sole discretion. Certain states may also impose restrictions on payments and transfers to the General Account.

See DISTRUPTIVE TRADING, TRANSFER PRIVILEGE, and AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS under THE VARIABLE ANNUITY CONTRACTS—DISTRUPTIVE TRADING for additional information about transfers to or from the General Account.

B-1

APPENDIX C

MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER

Effective January 31, 2002, the Company terminated the availability of the optional Minimum Guaranteed Annuity Payout (M-GAP) Rider. This termination does not affect M-GAP Riders issued prior to January 31, 2002 except that Owners who have previously elected the M-GAP Rider will not be able to purchase a new M-GAP Rider under the repurchase feature.

The M-GAP Rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase, after a ten year or fifteen year waiting period, subject to the conditions described below. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is determined. The Minimum Guaranteed Annuity Payout Benefit Base is the value that will be annuitized should you exercise the Rider. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed annuity option rates listed under the Annuity Option Tables in the Contract. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:

(a)  the Accumulated Value increased by any positive Market Value Adjustment, if applicable, on the   Contract Anniversary that the M-GAP Benefit Base is being determined;

(b)  the Accumulated Value on the effective date of the Rider accumulated daily at an effective annual yield of 5% plus gross payments made thereafter accumulated daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or

(c)  the highest Accumulated Value on any Contract anniversary since the Rider effective date, as determined after being increased for subsequent payments and any positive Market Value Adjustment, if applicable, and proportionately reduced for subsequent withdrawals.

For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal by the following fraction:

Amount of the withdrawal

Accumulated Value determined immediately prior to the
withdrawal

Exercising the M-GAP Rider.

•  The Owner may only exercise the M-GAP Rider within thirty days after any Contract anniversary following the expiration of a ten or fifteen-year waiting period from the effective date of the Rider.

•  The Owner may only annuitize under a fixed annuity payout option involving a life contingency as provided under "DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS" in the Prospectus.

•  The Owner may only annuitize at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Contract.

Terminating the M-GAP Rider.

The Owner may not terminate the M-GAP Rider prior to the seventh Contract anniversary after the effective date of the Rider. The Owner may terminate the Rider at any time after the seventh Contract anniversary following the effective date of the Rider. The Rider will terminate automatically upon surrender of the Contract or the date that a death benefit is payable if the Contract is not continued under "THE SPOUSE OF THE OWNER AS BENEFICIARY" under DESCRIPTION OF THE CONTRACT in the Prospectus.

C-1

From time to time the Company may illustrate minimum guaranteed income amounts under the M-GAP Rider for individuals based on a variety of assumptions, including varying rates of return on the value of the Contract during the accumulation phase, annuity payout periods, annuity payout options and M-GAP Rider waiting periods. Any assumed rates of return are for purposes of illustration only and are not intended as a representation of past or future investment rates of return.

For example, the illustration below assumes an initial payment of $100,000 for an Annuitant age 60 (at issue) and exercise of an M-GAP Rider with a ten-year waiting period. The illustration assumes that no subsequent payments or withdrawals are made and that the annuity payout option is a Life Annuity With Payments Guaranteed for 10 Years. The values below have been computed based on a 5% net rate of return and are the guaranteed minimums that would be received under the M-GAP Rider. The minimum guaranteed benefit base amounts are the values that will be annuitized. Minimum guaranteed annual income values are based on a fixed annuity payout.

CONTRACT ANNIVERSARY AT EXERCISE	MINIMUM GUARANTEED BENEFIT BASE	MINIMUM GUARANTEED ANNUAL INCOME(1)
10	$162,889	$12,153
15	$207,892	$17,695

(1)  Other fixed annuity options involving a life contingency other than Life Annuity With Payments Guaranteed for 10 Years. See "DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS" in the Prospectus.

The M-GAP Rider does not create Accumulated Value or guarantee performance of any investment option. Because this Rider is based on guaranteed actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by applying the then current annuity factors. Therefore, the Rider should be regarded as providing a guarantee of a minimum amount of annuity income. As described above, withdrawals will reduce the benefit base.

C-2

APPENDIX D

FINANCIAL INTERMEDIARY VARIATIONS

There may be variations in the availability of investment options, Contract benefits, and other Contract features described in this Prospectus—including restrictions, limitations, and other variations—which may apply depending on the broker-dealer through which your Contract was purchased or continues to be serviced. For example, your financial professional may not recommend a particular investment option or contract benefit to you. Any such variations are unknown to us. Furthermore, based on several considerations (e.g., that we do not administer financial intermediary variations, the large number of broker-dealers through whom the Contracts were distributed, and the terms of our existing selling agreements), we cannot identify such variations, if any, without unreasonable effort or incurring unreasonable expense.

You should discuss with your financial professional any limitations, restrictions, or other variations related to the investment options, Contract benefits, or other Contract features.

D-1

The Statement of Additional Information (SAI) contains additional information about the Contract, us, and the Separate Account, including financial statements. The SAI is dated the same date as this prospectus, and the SAI is incorporated by reference into this prospectus.

You may request a free copy of the SAI or submit inquiries by:

•  Mailing: Commonwealth Annuity and Life Insurance Company
PO Box 758554
Topeka, Kansas 66675

•  Calling: 1-800-533-7881

You may also obtain reports and other information about the Separate Account on the SEC's website at www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR Contract Identifier: C000026811

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-K

Commonwealth Annuity Advantage
Flexible Payment Deferred Variable and Fixed Annuity Contract

This Prospectus provides important information about the Commonwealth Annuity's Advantage variable annuity contracts (the "Contract") issued by Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity" or the "Company") in all jurisdictions except Hawaii and New York. The Contract is a flexible payment tax-deferred combination variable and fixed annuity offered on both a group and individual basis. As of the date of this Prospectus, the Company has ceased issuing new Contracts except in connection with certain preexisting contractual plans and programs.

The Variable Account, known as Separate Account VA-K, is subdivided into Sub-Accounts that you may select for investment. Each Sub-Account invests exclusively in shares of one underlying mutual fund.

The Contract also offers fixed investment options. The Company's Fixed Account is available as an investment option and offers a fixed interest rate guaranteed for one year from the time a payment is received. You may also invest in the Guarantee Period Accounts, each of which credits a fixed interest rate guaranteed for the full duration of a Guarantee Period.

See "Appendix A—Investment Options Available Under the Contract" for additional information about each investment option.

The availability of investment options, Contract benefits, or other Contract features described in this prospectus may vary depending on the selling firm through which your Contract was purchased. See "Appendix F—Financial Intermediary Variations" for more information.

The Contract is a complex investment and involves risks, including potential loss of principal. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals (including, e.g., systematic withdrawals and Required Minimum Distributions) could result in surrender charges, taxes and tax penalties. In addition, if amounts are withdrawn or otherwise removed from a Guarantee Period Account prior to the expiration date of the Guarantee Period, a Market Value Adjustment may apply. A negative Market Value Adjustment will result in the loss of some or all previously-credited interest in excess of the minimum Guaranteed Interest Rate, if any. You should speak with a financial professional about the Contract's features, benefits, risks and fees, and whether the Contract is appropriate for you based upon your financial situation and objectives.

The Company's obligations under the Contract are subject to Our creditworthiness and claims-paying ability.

This annuity is NOT: a bank deposit or obligation; or federally insured; or endorsed by any bank or governmental agency. Please read this Prospectus carefully before investing and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or determined that the information in this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission's staff and is available at Investor.gov.

If you are a new investor in the Contract, you may cancel your Contract within 10 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Contract value. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.

Dated: May 1, 2026

OVERVIEW OF THE CONTRACT	3
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT	5
FEE TABLES	8
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT	12
DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT, AND THE UNDERLYING FUNDS	14
INFORMATION ON YOUR ACCOUNT	16
YOUR ANNIUTY CONTRACT	16
DISRUPTIVE TRADING	17
PURCHASING THE CONTRACT AND PURCHASE PAYMENTS	18
TELEPHONE TRANSFER PRIVILEGE	19
TRANSFER PRIVILEDGE	19
AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS	20
SURRENDER	21
WITHDRAWALS	21
BENEFITS UNDER THE CONTRACT	23
STANDARD DEATH BENEFIT	25
THE SPOUSE OF THE OWNER AS BENEFICIARY	27
OPTIONAL ENHANCED EARNINGS RIDER	28
ASSIGNMENT	30
ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE	30
DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS	31
ANNUITY BENEFIT PAYMENTS	33
NORRIS DECISION	34
COMPUTATION OF VALUES	34
CHARGES, DEDUCTIONS, AND ADJUSTMENTS	36
VARIABLE ACCOUNT DEDUCTIONS (BASE CONTRACT EXPENSES)	36
CONTRACT FEE	37
OPTIONAL RIDER CHARGES	37
PREMIUM TAXES	37
SURRENDER CHARGE	38
WAIVER OF SURRENDER CHARGE AND ADDITIONAL AMOUNTS CREDITED	39
TRANSFER CHARGE	41
GUARANTEE PERIOD ACCOUNTS	43
FEDERAL TAX CONSIDERATIONS	45
STATEMENTS AND REPORTS	55
LOANS (QUALIFIED CONTRACTS ONLY)	55
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS	56
ADDITIONAL INFORMATION	58
CHANGES TO COMPLY WITH LAW AND AMENDMENTS	58
VOTING RIGHTS	58
DISTRIBUTION	58
LEGAL MATTERS	59
FINANCIAL STATEMENTS	59
GLOSSARY OF SPECIAL TERMS	59
APPENDIX A—INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT	A-1
APPENDIX B—MORE INFORMATION ABOUT THE FIXED ACCOUNT	B-1
APPENDIX C—SURRENDER CHARGES	C-1
APPENDIX D—STANDARD DEATH BENEFIT	D-1
APPENDIX E—MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER	E-1
APPENDIX F—FINANCIAL INTERMEDIARY VARIATIONS	F-1

OVERVIEW OF THE CONTRACT

Purpose of the Contract

The Contract is designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract combines the concept of professional money management with the attributes of an annuity contract. The Contract also provides a death benefit that helps protect your beneficiaries.

This Contract may be appropriate for you if you have a long investment time horizon and your financial goals are consistent with the terms and conditions of the Contract. It is not designed for people who intend to make early or frequent withdrawals due to their liquidity needs, or for people who intend to frequently trade in the Contract's investment options.

Phases of the Contract

The Contract has two phases: (1) an accumulation phase (for savings) and (2) an annuity payout phase (for income).

Accumulation Phase. You invest in the Contract during its accumulation phase to help you accumulate assets. Your accumulated assets are used to value your Contract's benefits, including its Surrender Value, death benefit, and any elected optional benefit.

During the accumulation phase, you may allocate purchase payments and earnings (if any) among the Contract's available investment options, which may include:

•  The Fund options (also referred to as Sub-Accounts), which have different underlying mutual funds with different investment objectives, strategies, and risks.

•  The Guarantee Period Accounts, which provides for the accumulation of interest at a guaranteed interest rate for the Guarantee Period. Guarantee Periods ranging from two to ten years may be available.

•  The Fixed Account, which guarantees principal and a fixed minimum interest rate.

Additional information about each investment option is provided in an appendix to this prospectus. See Appendix A—Investment Options Available Under the Contract.

Annuity Payout Phase. When your Contract enters the annuity payout phase, your accumulated assets are converted into a stream of annuity payments from us. This is also referred to as "annuitizing" your Contract. You generally decide when to annuitize your Contract, although there are restrictions on the earliest and latest times that your Contract may be annuitized. Your Contract will be automatically annuitized if you are still in the accumulation phase on the latest annuitization date.

There are a variety of annuity payout options from which you may choose, including payments for the lifetime of the Annuitant or for a guaranteed period of years. The payments may be fixed or variable or a combination of both. The dollar amount of fixed payments will not vary. The dollar amount of variable payments will vary based on the investment performance of certain Funds. Surrender charges may apply upon annuitization depending on the annuity payout option you select.

During the annuity payout phase, you will no longer be able to take withdrawals of Accumulated Value from your Contract and all Contract benefits from the accumulation phase will terminate, including the death benefit and any living benefits. No amounts will be payable upon death during the annuity payout phase unless the annuity payout option that you selected provides otherwise.

Contract Features

Flexibility. The Contract is designed to be flexible to meet your specific circumstances and needs. For example, within certain limits, you can choose the timing, amount, and frequency of your purchase payments; transfer amounts between investment options; change a beneficiary; take a loan under the Contract (Qualified Plans only); take partial withdrawals; or surrender the Contract.

Tax Treatment. You can transfer money between investment options without tax implications, and earnings (if any) on your investments are generally tax-deferred. The following may be subject to taxation: (1) receiving a distribution or deemed distribution under the Contract; (2) payment of a death benefit; (3) certain transfers, gifts, or loans associated with your Contract, or (4) certain other transactions.

Accessing Your Money. Before your Contract is annuitized, you can withdraw money from your Contract at any time. If you take a withdrawal, you may have to pay a surrender charge and/or income taxes, including an additional tax if you are younger than age 59 1/2. In addition, if amounts are withdrawn or otherwise removed from a Guarantee Period Account prior to the expiration date of the Guarantee Period, a Market Value Adjustment may apply. A negative Market Value Adjustment will result in the loss of some or all previously-credited interest in excess of the minimum Guaranteed Interest Rate, if any.

Death Benefits. The Contract includes a standard death benefit for no additional charge that will pay an amount at least equal to the Accumulated Value upon death of the Annuitant or an Owner during the accumulation phase. If you elected the Contract's optional death benefit (Enhanced Earnings Rider) for an additional charge, a greater amount may be payable upon death during the accumulation phase. This optional benefit is no longer for sale.

Minimum Guaranteed Annuity Payout (M-GAP) Rider. We offered an optional benefit under the Contract that provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase after a waiting period. This optional benefit is no longer for sale. If you own the benefit, you pay an additional charge.

Additional Features and Services. Additional features and services under the Contract are summarized below. There are no additional charges associated with these features and services. Not all features and services may be available under your Contract.

•  Automatic Transfers (Dollar Cost Averaging) Option. Allows you to make automatic transfers on a periodic basis from an eligible Fund Option or the Fixed Account (subject to additional restrictions) to one or more available Fund options.

•  Enhanced Automatic Transfers (Dollar Cost Averaging) Program. If you elect automatic transfers from the Fixed Account while the enhanced program is in effect, the Company will credit you an enhanced interest rate on eligible payments.

•  Automatic Account Rebalancing Option. Allows you to automatically rebalance your Fund option selections at a specified frequency to the asset allocation percentages that you previously selected.

•  Systematic Withdrawals. Allows you to make automatic partial withdrawals based on the amount and frequency that you selected.

•  Life Expectancy Distributions. Allows you to make a series of systematic withdrawals from the Contract without surrender charges based on your life expectancy.

•  Loans. Loans against Accumulated Value may be available under certain tax qualified Contracts. Loans generally must be repaid within five years and interest accrues on outstanding loan amounts.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES , EXPENSES AND ADJUSTMENTS			Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?	Yes.
You may be assessed a surrender charge of up to 8% (as a percentage of purchase payments withdrawn) if you withdraw money from your Contract within 9 years following your last purchase payment, declining to 0% over that time period.
For example, if you invest $100,000 in the Contract and make an early withdrawal, you could be assessed a surrender charge of up to $8,000. This loss will be greater if there are taxes, tax penalties, or negative Market Value Adjustments.
If all or a portion of the Contract value is removed from a Guarantee Period Account before the expiration date of the Guarantee Period, a Market Value Adjustment may apply, which may be negative. A negative Market Value Adjustment will result in the loss of some of all previously-credited interest in excess of the minimum Guaranteed Interest Rate, if any. This loss will be greater if you also have to pay a surrender charge, taxes, and tax penalties. Withdrawals, surrenders, transfers, and amounts applied under an annuity option from the Guarantee Periods may be subject to a negative Market Value Adjustment.			Fee Tables Charges, Deductions, and Adjustments— Surrender Charge
Are There Transaction Charges?	Yes.
Other than surrender charges and negative Market Value Adjustments (if any), there may be charges for other Contract transactions. We reserve the right to charge up to $25 for each transfer between investment options after your 12th transfer during a Contract year. If you take a loan under the Contract, you will incur interest on outstanding loan amounts.			Fee Tables Charges, Deductions, and Adjustments
Are There Ongoing Fees and Expenses?	Yes.
The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.			Fee Tables Charges, Deductions, and Adjustments
Annual Fee	Minimum	Maximum
Base Contract[1]	1.47%	1.47%
Fund fees and expenses(2)	0.44%	1.31%
Optional Benefits Available for an Additional Charge (For a single optional benefit, if elected)	0.15%[3]	0.25%[3]
1. As a percentage of average daily Accumulated Value in the Variable Account, plus an additional amount attributed to the annual Contract fee.
2. As a percentage of Fund net assets.
3. As a percentage of Accumulated Value.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges and negative Market Value Adjustments that substantially increase costs.
Lowest Annual Cost: $1,651.41	Highest Annual Cost: $2,751.33
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive Fund fees and expenses
• No optional benefits
• No sales charges
• No additional purchase payments, transfers or withdrawals
• No loans.
• No Market Value Adjustments	Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of optional benefits and Fund fees and expenses
• No sales charges
• No additional purchase payments, transfers or withdrawals
• No loans.
• No Market Value Adjustments

	RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract, including your principal investment.	Principal Risks of Investing in the Contract
Is This a Short-Term Investment?	No.
• This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
• Surrender charges may apply to withdrawals. If you take a withdrawal, a surrender charge, taxes, and tax penalties may reduce the withdrawal amount that you receive or the value of your investment.
• The benefits of tax deferral and long-term income protection are generally more beneficial to investors with a long investment time horizon.
• If amounts are withdrawn or otherwise removed from a Guarantee Period Account prior to the expiration date of the Guarantee Period, a Market Value Adjustment may apply, which may be negative.
• At the end of a Guarantee Period, amounts in the matured Guarantee Period will be reallocated or otherwise processed according to your instructions. In the absence of instructions, and subject to certain exceptions, such amounts will be automatically reinvested (renewed) into a Guarantee Period of the same duration, and the newly declared Guaranteed Interest Rate will apply.
	• If you are automatically reinvested into a Guarantee Period upon maturity, we currently permit you to transfer during the first 30 days of the new Guarantee Period without a Market Value Adjustment. However, we may discontinue this waiver of the Market Value Adjustment in the future.	Principal Risks of Investing in the Contract Guarantee Period Accounts
What are the Risks Associated with the Investment Options?	• An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., the Fund options).
• Each investment option (including the Fixed Account and the Guarantee Period Accounts, if available) has its own unique risks.
	• You should review the available investment options before making an investment decision.	Principal Risks of Investing in the Contract
What are the Risks Related to the Insurance Company?

An investment in the Contract is subject to the risks related to us, Commonwealth Annuity and Life Insurance Company. Any obligations (including under the Fixed Account and any Guarantee Period Account), guarantees, and benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Commonwealth Annuity and Life Insurance Company, including our financial strength ratings, is available upon request by calling 1-800-533-7881 or visiting www.commonwealthannuity.com.

Principal Risks of Investing in the Contract
	RESTRICTIONS	Location in Prospectus
Are There Restrictions on the Investment Options?	Yes.
• Certain investment options may not be available under your Contract.
• Transfers between the investment options are subject to additional restrictions designed to prevent disruptive trading.
• Transfers to and from the Fixed Account may be subject to significant restrictions.
• Withdrawals and transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period may be subject to a Market Value Adjustment that may reduce the value of your investment.
• We reserve the right to stop accepting new allocations, transfers or renewals for any Guarantee Period
• We reserve the right to remove or substitute Funds as investment options.
	• The availability of investment options may vary depending on the selling firm through which your Contract was purchased.	Information On Your Account Guarantee Period Accounts Addition, Deletion or Substitution of Investments Appendix B—More Information About the Fixed Account Appendix F—Financial Intermediary Variations

Are There any Restrictions on Contract Benefits?	Yes.
• There are additional restrictions and limitations relating to the Contract's optional benefits.
• Withdrawals may affect the availability of an optional benefit by reducing the benefit by an amount greater than the value withdrawn.
• Partial withdrawals may significantly reduce the value of the death benefit, including by an amount greater than the value withdrawn.
• The availability of Contract benefits may vary depending on the selling firm through which your Contract was purchased.
	• Except as otherwise provided, Contract benefits may not be modified or terminated by us.	Benefits Under The Contract Standard Death Benefit— Optional Enhanced Earnings Rider Appendix E—Minimum Guaranteed Annuity Payout (M-GAP) Rider Appendix F—Financial Intermediary Variations
	TAXES	Location in Prospectus
What are the Contract's Tax Implications?	• You should consult with a tax professional to determine the tax implications of an investment in, payments received under, and other transactions in connection with the Contract.
• If you purchased the Contract through a tax-qualified plan or individual retirement arrangement (IRA), there is no additional tax deferral under the Contract.
	• Earnings under your Contract are taxed at ordinary income tax rates when withdrawn. You may have to pay an additional tax if you take a withdrawal before age 59 1/2.	Federal Tax Considerations
	CONFLICTS OF INTEREST	Location in Prospectus
How are Investment Professional Compensated?

Your investment professional may receive compensation for selling this Contract to you in the form of commissions, additional payments, and non-cash compensation. We may share the revenue we earn on this Contract with your investment professional's firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.

Additional Information—Distribution
Should I Exchange my Contract?

Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should exchange a contract you already own only if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract.

FEES TABLES

The following tables describe the fees, expenses, and adjustments that you will pay when buying, owning and surrendering or making withdrawals from an investment option or from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees, expenses, and adjustments that you will pay at the time that you buy, surrender or make withdrawals from an investment option or from the Contract, or transfer amounts between investment options. State premium taxes may also be deducted.

Transaction Expenses

Maximum Charge
Surrender Charge (1): (as a percentage of purchase payments withdrawn)	8%
Transfer Charge (2):	$25
Net Loan Interest Rate (3)	2%

Market Value Adjustment
May apply to amounts withdrawn or otherwise removed from a Guarantee Period Account prior to the expiration date of the Guarantee Period. A negative Market Value Adjustment will result in the loss of some or all previously-credited interest in excess of the minimum Guaranteed Interest Rate, if any.(4)

(1)  During the accumulation phase, this charge may be assessed upon surrender, withdrawal or annuitization under any commutable period certain option or a noncommutable fixed period certain option of less than ten years. The charge is a percentage ranging from 8.0% to 1.0% of purchase payments withdrawn (in excess of any amount that is free of surrender charge) within the indicated time period. Each purchase payment has its own surrender charge schedule, as reflected in the table below.

Complete Years From Date of Purchase Payment	Charge
Less than 2	8.0%
Less than 3	7.0%
Less than 4	6.0%
Less than 5	5.0%
Less than 6	4.0%
Less than 7	3.0%
Less than 8	2.0%
Less than 9	1.0%
Thereafter	0%

For purposes of calculating the surrender charge on partial withdrawals and surrenders, we assume that amounts are withdrawn from purchase payments in the chronological order in which they were received. In addition, in each calendar year, we will waive the surrender charge on amounts up to the Withdrawal Without Surrender Charge Amount. See "CHARGES, DEDUCTIONS, AND ADJUSTMENTS—SURRENDER CHARGE."

(2)  The Company currently does not charge for processing transfers and guarantees that the first 12 transfers in a Contract year will not be subject to a transfer charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer.

(3)  Loans accrue interest at a maximum annual interest rate of 9%. However, the Company credits interest on Accumulated Value held by the Company as security for the loan at an annual interest rate of at least 7%. Therefore, interest accrues on an outstanding loan at a net annual interest rate of no more than 2%.

(4)  Withdrawals, surrenders, transfers, and amounts applied under an annuity option from the Guarantee Period Accounts may be subject to a negative Market Value Adjustment.

The next table describes the fees and expenses that you will pay each year during the time that you own this variable annuity, not including annual Fund fees and expenses. If you purchased an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses

Administrative Expenses (1)	$30
Base Contract Expenses (2)	1.45%
(as a percentage of average daily Accumulated Value in the Variable Account)
Optional Benefit Expenses:
(as a percentage of the Accumulated Value)
Enhanced Earnings Rider	0.25%
Optional Minimum Guaranteed Annuity Payout Rider (M-GAP) with 10-year waiting period(3)	0.25%
Optional Minimum Guaranteed Annuity Payout Rider (M-GAP) with 15-year waiting period(3)	0.15%

(1)  During the accumulation phase, the fee is deducted annually and upon surrender when Accumulated Value is less than $50,000.

(2)  Base Contract Expenses include a maximum Mortality and Expense Risk Charge of 1.25% and Administrative Expense Charge of 0.20%.

(3)  If you elected one of the M-GAP riders prior to their discontinuance on 1/31/02.

The next table shows the minimum and maximum annual Fund operating expenses charged by the Funds that you may pay periodically during the time that you own this variable annuity. Expenses shown may change over time and may be higher or lower in the future. A complete list of Funds available under the Contract, including their annual expenses, may be found in Appendix A to this document.

Annual Fund Expenses

	Minimum	Maximum
Annual Fund Expenses (expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.)	0.44%	1.31%

EXAMPLE

The following examples are intended to help you compare the cost of investing in the variable options of the Contract with the cost of investing in other contracts that offer variable options. These costs include transaction expenses, annual Contract fees, and annual Fund expenses.

The example assumes that all Contract value is allocated to the variable options. Your costs could differ from those shown below if you invest in the fixed option. The example does not reflect any Market Value Adjustments.

Maximum Expense Example

The following example assumes that you invest $100,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the most expensive combination of annual Fund expenses and optional benefits for an additional charge. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1)  If, at the end of the applicable time period, you surrender your Contract or annuitize under any commutable period certain option or a noncommutable fixed period certain option of less than ten years:

1 Year	3 Years	5 Years	10 Years
$10,413	$16,076	$20,933	$33,571

(2)  If you do not surrender your Contract or if you annuitize at the end of the applicable time period under a life option or a noncommutable fixed period certain option of ten years or longer:

1 Year	3 Years	5 Years	10 Years
$3,070	$9,393	$15,967	$33,571

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Risk of Loss. You can lose money by investing in this Contract, including your principal investment. The value of your Contract is not guaranteed by the U.S. government or any federal government agency, insured by the FDIC, or guaranteed by any bank.

Short-Term Investment Risk. This Contract is unsuitable as a short-term savings vehicle. It is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income mean that this Contract is more beneficial to investors with a long investment time horizon.

Fund Option (Sub-Account) Risk. Amounts that you invest in the Fund options (i.e., the Sub-Accounts) are subject to the risk of poor investment performance. Generally, if the Sub-Accounts you select make money, your Contract value goes up, and if they lose money, your Contract value goes down. Each Sub-Account's performance depends on the performance of its underlying Fund. Each Fund has its own investment risks, and you are exposed to a Fund's investment risks when you invest in the corresponding Sub-Account. You bear the risk of any decline in the cash value of your Contract resulting from the performance of the Sub-Accounts you have chosen. Even a Sub-Account investing in a money market fund may have negative returns, particularly due to fees and charges deducted at the Sub-Account level. We do not promise that the Funds will meet their investment objectives. You should periodically review your allocations in light of market conditions and overall financial goals.

Withdrawal Risk. You should carefully consider the risks associated with withdrawals under the Contract, including a surrender and partial withdrawals. A withdrawal may be subject to substantial surrender charges. If you make a withdrawal prior to age 59 1/2, there may be adverse tax consequences, including an additional 10% federal income tax on the taxable portion of the withdrawal. You should consider that a full surrender terminates the Contract. You should also consider the impact that a partial withdrawal may have on the standard and optional benefits under your Contract. Partial withdrawals will reduce the value of your death benefit, perhaps significantly. In addition, partial withdrawals may reduce the value of an optional benefit that you have elected by an amount greater than the amount withdrawn. If you have amounts invested in the Fixed Account or a Guarantee Period Account and need ready access to cash, you should consider that we may defer payment of any amounts withdrawn from those investment options for up to six months from the date of the withdrawal request. In addition, amounts withdrawn or otherwise removed from a Guarantee Period Account prior to the end of its Guarantee Period may be subject to a Market Value Adjustment that may be negative. A negative Market Value Adjustment may reduce the value of your investment. You cannot make withdrawals from the Contract after it has been annuitized unless your annuity payout option provides otherwise (in the form of commuted value).

Interest Rate Risk. We guarantee that we will credit interest to amounts you allocate to the Fixed Account or a Guarantee Period Account. Subject to any minimum guaranteed interest rates, we determine interest rates in our sole discretion. You assume the risk that the interest rate will not exceed the minimum guaranteed interest rate.

Transfer Risk. You are allowed to make 12 transfers in a Contract year free of any transfer charge, but we reserve the right to charge up to $25 dollars for each additional transfer during that Contract year. In addition, the Contract's restrictions on the amounts that may be transferred to and from the Fixed Account may restrict your ability to perform transfers involving the Fixed Account. You should also consider that amounts transferred from a Guarantee Period Account before the end of its Guarantee Period may be subject to a Market Value Adjustment that may be negative. A negative Market Value Adjustment may reduce the value of your investment. Any transfer restrictions under the Contract that are applicable to you may limit your ability to readily change how your Contract value is invested in response to changing market conditions or changes in your personal circumstances.

Fund Changes Risk. The Funds currently available for investment under the Contract are subject to change. We reserve the right, subject to applicable law, to close Sub-Accounts to new investments or transfers, and to substitute the underlying funds for the Sub-Accounts.

Selection Risk. The standard and optional benefits under the Contract were designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose, or may not have chosen, the benefits that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you may no longer be available. In addition, if you elected an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit.

Loan Risk. If you take a loan against your Contract value, which is permitted under only certain tax qualified Contracts, you will incur interest on outstanding loan amounts. Amounts borrowed under a Contract do not participate in the investment experience of the Contract's investment options, and can therefore affect the Contract value and death benefit whether or not the loan is repaid. Outstanding loans reduce the value of your Contract and the value of the standard or optional death benefit, as well as the value of the optional guaranteed annuity payout rider if elected. There may be negative tax consequences associated with loans, particularly loans that are not repaid.

Financial Strength and Claims-Paying Ability Risk. All guarantees under the Contract that are paid from our General Account, and amounts under the Contract held in our General Account, are subject to our financial strength and claims-paying capabilities. If we experience financial distress, we may not be able to meet our obligations to you.

Cybersecurity and Business Continuity Risk. Our business is highly dependent upon the secure and effective operation of our computer systems and those of our business partners and third-party service providers. Systems failures and cybersecurity incidents may adversely affect us or our third-party service providers, as well as you and your Contract. Cybersecurity incidents could severely interfere with our ability to administer the Contract, including our ability to process transactions, calculate Contract values and unit values, and safeguard your personal information. The techniques used to attack systems and networks change frequently and are becoming more sophisticated, including through the use of artificial intelligence (AI) and AI-powered tools. In addition to cybersecurity risks, we are exposed to the risk that natural and man-made disasters may significantly disrupt our business operations and our ability to administer the Contract. There can be no assurance that we or our service providers will be able to successfully detect or avoid negative impacts associated with systems failures, cybersecurity incidents, or natural and man-made disasters. These risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value.

DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT
AND THE FUNDS

The Company. Commonwealth Annuity and Life Insurance Company (the "Company") is a Massachusetts-domiciled stock insurance company that transacts life insurance, annuity and reinsurance business. Its principal office (the "Principal Office") of Commonwealth Annuity and Life Insurance Company (the "Company") is located at 20 Guest Street, Brighton, MA 02135, Telephone 508-460-2400.

The Company is subject to the laws of the state of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, it is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

The Company is obligated to pay all amounts promised to you under your Contract. All guarantees under the Contract are subject to our financial strength and claims-paying capabilities.

The Fixed Account and the Guarantee Period Accounts. The Fixed Account and the Guarantee Period Accounts are part of the General Account, which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account and the Guarantee Period Accounts are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. The initial rate in effect on the date an amount is allocated to the Fixed Account is guaranteed for one year from that date. For more information about the Fixed Account see Appendix B—More Information about the Fixed Account. For more information on the Guarantee Period Accounts, see GUARANTEE PERIOD ACCOUNTS. The Fixed Account and/or the Guarantee Period Accounts may not be available in all states.

The Variable Account. The Company maintains a separate account called Separate Account VA-K (the "Variable Account"). The Variable Account of Commonwealth Annuity was authorized by vote of the Board of Directors of the Company on November 1, 1990. Each Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). This registration does not involve the supervision or management of investment practices or policies of the Variable Account or the Company by the SEC.

The assets used to fund the variable portions of the Contracts are set aside in the Sub-Accounts of the Variable Account and are kept separate and apart from the general assets of the Company. Income, gains, and losses credited to, or charged against, the Separate Account reflect the Separate Account's own investment experience and not the investment experience of the Company's other assets. The assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Variable Account and the Sub-Accounts. The Company also offers other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. In addition, the Variable Account may invest in other Funds which are not available to the Contracts described in this Prospectus.

The Funds. Each Sub-Account invests in a corresponding Fund of an open-end management investment company. The Funds available through this contract are NOT publicly traded. They are only available as variable investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans. Certain Funds may not be available for investment under your Contract. Contract value allocated to a Sub-Account will vary based on the investment experience of the corresponding Fund in which the Sub-Account invests. There is a risk of loss of the entire amount invested.

The investment advisers of the Funds may manage publicly traded mutual funds with similar names and objectives. However, the Funds are NOT directly related to any publicly traded mutual fund. Consequently, the investment performance of the Funds and any similarly named publicly traded mutual fund may differ substantially.

Information regarding each Fund, including (i) its name, (ii) its type or investment objective, (iii) its investment adviser and any sub-investment adviser, (iv) current expenses, and (v) performance is available in an appendix to this prospectus. See Appendix A—Investment Options Available Under the Contract. Each Fund has issued a prospectus that contains more detailed information about the Fund. Read these prospectuses carefully before investing. Paper or electronic copies of the Fund prospectuses may be obtained by calling us at 1-800-533-7881 or emailing us at ProspectusRequest@zinnia.com.

Certain Payments We Receive With Regard to the Funds. We and our distributor, Global Atlantic Distributors LLC, (the "Distributor") may receive payments from the Funds or their service providers (e.g., the investment adviser, administrator, distributor, and/or their affiliates). These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contract and, in our role as an intermediary, the Funds. We (and our affiliates) may profit from these payments.

The amount of payments we receive from the Funds' service providers is based on a percentage of the assets of the particular Fund attributable to the Contract as well as certain other variable insurance products that we and/or our affiliates may issue or administer. Payments received from a Fund's service providers generally are not deducted from Fund assets, although such payments may be made from revenues generated from the investment advisory fees charged to a Fund. (see the Funds' prospectuses for more information). Some service providers may pay us significantly more than others and the amount we receive may be substantial. These percentages currently range from 0.00% to 0.25%, and as of the date of this prospectus, we are receiving payments from one or more service providers of each Fund.

Additionally, certain of the Funds make payments to us or the Distributor under their distribution plans (12b-1 plans). The payment rates currently range from 0.00% to 0.25% based on the amount of assets invested in those Funds. Such payments are made out of the assets of the Funds and will reduce the amount of assets that otherwise would be available for investment, and will reduce the return on your investment.

A Fund's service provider may provide us (or our affiliates) and/or broker dealers that sell the Contracts ("selling firms") with marketing support, may pay us (or our affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may occasionally provide us (or our affiliates) and/or selling firms with items of relatively small value, such as promotional gifts, meals, tickets, or other similar items in the normal course of business.

We and/or the Distributor also may directly or indirectly receive additional amounts or different percentages of assets under management from some of the Funds' service providers with regard to other variable insurance products we or our affiliates may issue or administer.

INFORMATION ON YOUR ACCOUNT

As of the date of this Prospectus, the Company has ceased issuing new Contracts except in connection with certain pre-existing contractual plans and programs. References to issue requirements and initial payments are included as information regarding general Company procedures. This Prospectus provides only a very brief overview of the more significant aspects of the Contract and of the Company's administrative procedures for the benefit of the Company's current Owners.

YOUR ANNUITY CONTRACT

Who are the Key Persons Under the Contract?

The Contract is between you, (the "Owner") and us, Commonwealth Annuity and Life Insurance Company. Each Contract has an Owner (or an Owner and a Joint Owner, in which case one of the two also must be the Annuitant), an Annuitant and one or more beneficiaries. As Owner, you make payments, choose investment allocations and select the Annuitant and beneficiary. The Annuitant is the individual who receives annuity benefit payments under the Contract. The beneficiary is the person who receives any payment on the death of the Owner or Annuitant.

What Happens in the Accumulation Phase?

During the accumulation phase, you may allocate payments among the combination of portfolios of securities ("Funds") and, in most jurisdictions, the Guarantee Period Accounts and the Fixed Account (collectively "the investment options.") You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. Your Contract's Accumulated Value is based on the investment performance of the Funds and any accumulations in the Guarantee Period and Fixed Accounts. Generally, you do not pay taxes on any earnings under the Contract until you withdraw money. In addition, during the accumulation phase, your beneficiaries receive certain protections in the event of the Annuitant's death.

What Happens in the Annuity Payout Phase?

During the annuity payout phase, the Annuitant can receive income based on several annuity payout options. You choose the annuity payout option and the date for annuity benefit payments to begin. You also decide whether you want variable annuity benefit payments based on the investment performance of certain Funds, fixed annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed and variable annuity benefit payments. For more details on annuity payout options, see DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS.

Can I make changes under my Contract?

You can make several changes after receiving your Contract:

•  You may assign your ownership to someone else, except under certain qualified plans.

•  You may change the beneficiary unless you have designated a beneficiary irrevocably.

•  You may change your allocation of payments.

•  You may make transfers of accumulated value among your current investments without any tax consequences.

•  You may cancel the Contract within ten days of delivery (or longer if required by state law).

DISRUPTIVE TRADING

This Contract is not designed for use by individuals, professional market timing organizations, or other entities that engage in short-term trading, frequent transfers, programmed transfers or transfers that are large in relation to the total assets of a Funds (collectively, "Disruptive Trading"). These activities may require the Funds to maintain undesirable large cash positions or frequently buy or sell portfolio securities. Such transfers may dilute the value of a Fund's shares, interfere with the efficient management of a Fund's portfolio, and increase brokerage and administrative costs of a Fund. As a result, Disruptive Trading may adversely affect a Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other contract owners.

In order to protect our contract owners and the Funds from potentially harmful trading activity, we utilize certain policies and procedures that are designed to detect and prevent disruptive trading among the Funds (the "Disruptive Trading Procedures"). Our Disruptive Trading Procedures consider certain factors in order to identify Disruptive Trading activity, including the following:

•  the number of transfers made over a period of time;

•  the length of time between transfers;

•  whether the transfers follow a pattern that appears to be designed to take advantage of short term market fluctuations, particularly within certain Funds;

•  the dollar amount(s) requested for transfers; and

•  whether the transfers are part of a group of transfers made by a third party on behalf of several individual contract owners; and

•  the investment objectives and/or size of the Funds.

We may increase our monitoring of contract owners who engage in what we perceive to be disruptive trading, including investigating the transfer patterns within multiple contracts owned by the same contract owners. We may also investigate any patterns of disruptive trading identified by the Funds that may not have been captured by our Disruptive Trading Procedures.

Our Disruptive Trading Procedures may vary from Sub-Account to Sub-Account. The Disruptive Trading Procedures limit the number of transfers a contract owner may make during a given period, limit the number of times a contract owner may transfer into particular Funds during a given period, and place restrictions as to the time and means of transfers (for example, transfer instructions are required by a certain daily time cutoff), among other things. Subject to the terms of the Contract, the Company reserves the right to impose, without prior notice, additional or alternate restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners or other holders of the Funds.

Some of the Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Fund's investment adviser, the Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. If a Fund refuses a transfer request from the Company, the Company may not be able to effect certain allocations or transfers that a contract owner has requested. In the future, some Funds may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds.

We will apply our Disruptive Trading Procedures consistently without special arrangement, waiver, or exception. However, the Company's ability to detect and deter Disruptive Trading and to consistently apply the Disruptive Trading Procedures may be limited by operational systems and technological limitations. Contract owners seeking to engage in such transfer activities may employ a variety of strategies to avoid detection. Because identifying Disruptive Trading involves judgments that are inherently subjective, the Company cannot provide assurances that its Disruptive Trading Procedures will detect every Contract owner who engages in disruptive trading. In addition, the terms of some contracts previously issued by the Company, historical practices or actions, litigation, or certain regulatory restrictions may limit the Company's ability to apply transfer or other restrictions.

If we are unable to detect Disruptive Trading or are unable to restrict Disruptive Trading because of contract provisions or other reasons, you may experience dilution in the value of your Underlying Fund shares. There may be increased brokerage and administrative costs within the Funds, which may result in lower long-term returns for your investments. Additionally, because other insurance companies and/or retirement plans may invest in the Funds, we cannot guarantee that the Funds will not suffer harm from disruptive trading within the variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

We are required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual contract owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific contract owners who violate the frequent trading policies established by the Underlying Fund.

PURCHASING THE CONTRACT AND PURCHASE PAYMENTS

The Company issues a Contract when its underwriting requirements, which include receipt of the initial payment and allocation instructions by the Company at its Service Office, are met. These requirements also may include the proper completion of an application; however, where permitted, the Company may issue a Contract without completion of an application and/or signature for certain classes of annuity Contracts. If all issue requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the applicant authorizes the Company to retain it, pending completion of all issue requirements. The Company reserves the right to reject an application or request to issue a Contract. Any such rejection will not discriminate unfairly among purchasers.

Payments may be made to the Contract at any time prior to the Annuity Date or prior to payment of a death benefit, subject to certain minimums:

•  Currently, the initial payment must be at least $5000 ($2,000 for IRAs). A lower minimum amount may be permitted if monthly automatic payments are being forwarded directly from a financial institution.

•  Each subsequent payment must be at least $50.

•  The minimum allocation to a Guarantee Period Account is $1,000. If less than $1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the Goldman Sachs Government Money Market Fund.

Payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial net payment is credited to the Contract and allocated among the requested investment options as of the date that all issue requirements are met. To the extent permitted by law, however, if the Contract is issued as an IRA or is issued in certain states, any portion of the initial net payment and additional net payments received during the Contract's first 15 days measured from the issue date, allocated to any Sub-Account and/or any Guarantee Period Account, will be held in the Sub-Account investing in the Goldman Sachs Government Money Market Fund until the end of the 15-day period. Thereafter, these amounts will be allocated as requested.

Generally, unless otherwise requested, all subsequent payments will be allocated among the investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. Subsequent payments will be credited as of the Valuation Date received at the Service Office on the basis of accumulation unit value next determined after receipt. Prior to the Annuity Date, you may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the Sub-Account investing in the Goldman Sachs Government Money Market Fund.

TELEPHONE TRANSACTIONS PRIVILEGE

Subject to state law, you, or anyone you authorize, may initiate certain transactions over the telephone, unless you notify the Company of your election not to have this privilege. The Company and its agents and affiliates will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded. The Company reserves the right to modify or discontinue this privilege at any time without prior notice.

The Company cannot guarantee that you, or any other person you authorize, will always be able to reach us to complete a telephone transaction. Under these circumstances, you should submit your request in writing or other form acceptable to us.

TRANSFER PRIVILEGE

At any time prior to the Annuity Date and subject to the Disruptive Trading limitations described above under INFORMATION ON YOUR ACCOUNT, an Owner may transfer amounts among investment options upon written or, in most jurisdictions, telephone request to the Company. Transfers may be made to or among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts (in addition to the Sub-Account investing in the Goldman Sachs Government Money Market Account) are utilized at any one time. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request.

Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the Sub-Account investing in the Goldman Sachs Government Money Market Fund. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period may be subject to a Market Value Adjustment, which may be negative. See GUARANTEE PERIOD ACCOUNTS and CHARGES, DEDUCTIONS, AND ADJUSTMENTS—MARKET VALUE ADJUSTMENT for more information.

If the Owner requests a transfer of an amount from a Sub-Account that is higher than the amount in the Sub-Account on the Valuation Date (for example, if a request is made to transfer $100 from a Sub-Account but the Accumulated Value in the Sub-Account on the Valuation Date is only $98), the Company will transfer all of the Accumulated Value in the Sub-Account.

The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. The Company does not currently charge for additional transfers but reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing these additional transfers. If you authorize periodic transfers under an Automatic Transfer option (Dollar Cost Averaging) or Automatic Account Rebalancing option, the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent transfer or rebalancing under that request in the same or a subsequent Contract year is without charge and does not reduce the remaining number of transfers which may be made free of charge.

To the extent permitted by law, the Company reserves the right, from time to time, to credit an enhanced interest rate to an initial and/or subsequent payment made to the Fixed Account when it is being used as the source account from which to process automatic transfers.

AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS.

Automatic Transfers (Dollar Cost Averaging) Option. The Owner may elect automatic transfers of a predetermined dollar amount, not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from either the Fixed Account or the Sub-Account investing in the Goldman Sachs Government Money Market Fund (the "source account") to one or more available Sub-Accounts. Automatic transfers may not be made from the Guarantee Period Accounts or into the Fixed Account, the Guarantee Period Accounts or, if applicable, the Underlying Fund being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts.

Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically, and the Owner must provide a new request to the Company.

Enhanced Automatic Transfer (Dollar Cost Averaging) Program. To the extent permitted by law, the Company reserves the right to offer an Enhanced Automatic Transfer (Dollar Cost Averaging) Program. If an Owner elects automatic transfers while the enhanced program is in effect, the Company will credit an enhanced interest rate to eligible payments made to the Enhanced Automatic Transfer Program. Eligible payments:

•  must be new payments to the Contract, including the initial payment,

•  must be allocated to the Fixed Account, which will be the source account,

•  must be automatically transferred out of the Fixed Account to one or more Sub-Accounts over a specified time period and

•  will receive the enhanced rate while they remain in the Fixed Account.

Any new eligible payments made to an existing Enhanced Automatic Transfer Program will start a new Enhanced Automatic Transfer Program. In this case, the following rules apply: (1) the money remaining in the Fixed Account from the original program will be combined with the new eligible payment to determine the new monthly transfer amount; and (2) the new monthly transfer amount will be transferred out of the Fixed Account in accordance with the allocation instructions specified for the new payment. If no allocation instructions are specified with the new eligible payment, the allocation instructions for the original eligible payment will be used. The new monthly transfer amount will be transferred out of the Fixed Account on a LIFO (last-in, first-out basis) to the selected Sub-Accounts on the date designated for the new eligible payment.

A new enhanced interest rate may be applied to the new eligible payment, while the money remaining in the Fixed Account from the original program will continue to receive the enhanced rate in effect at the time the older payment was received.

Automatic Account Rebalancing Option. The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as specified by the Owner, the Company will review the percentage allocations in the Funds and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be allocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the allocation mix is received by the Company.

Limitations. The Company reserves the right to limit the number of Sub-Accounts that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, Dollar Cost Averaging and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date.

SURRENDER

At any time prior to the Annuity Date, the Owner may surrender the Contract and receive its Surrender Value, less any tax withholding. A surrender will result in the termination of the Contract and all of its benefits. The request for surrender must be made on Company forms. You may obtain Company forms by calling 1-800-533-7881.

The Owner must return the Contract and a signed, written request for surrender on a Company surrender form to the Service Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date on which the request and the Contract are received at the Service Office in good order.

Before the Annuity Date, a surrender charge may be deducted when a Contract is surrendered if payments have been credited to the Contract during the last nine full Contract years. The Contract fee will be deducted upon surrender of the Contract. In addition, amounts surrendered from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment, which may be negative. See CHARGES, DEDUCTIONS, AND ADJUSTMENTS—MARKET VALUE ADJUSTMENT and GUARANTEE PERIOD ACCOUNTS.

After the Annuity Date, only Contracts annuitized under a commutable period certain option may be surrendered. The amount payable is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No surrender charge is imposed after the Annuity Date.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has, by order, permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of the separate account is not reasonably practicable.

The Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months.

The surrender rights of Owners who are participants in qualified plans, including Section 403(b) plans, or who are participants in the Texas Optional Retirement Program ("Texas ORP") may be restricted. We generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers or surrenders you request from a 403(b) Contract comply with applicable tax requirements before we process your request.

For important tax consequences, generally which may result from surrender, see FEDERAL TAX CONSIDERATIONS.

WITHDRAWALS

At any time prior to the Annuity Date, the Owner may withdraw a portion of the Accumulated Value of his or her Contract, subject to the limits stated below. A partial withdrawal will not terminate the Contract, but will reduce the value of your Contract and the value of its benefits, including the death benefit. The request for withdrawal must be made on Company forms. You may obtain Company forms by calling 1-800-533-7881. You may also obtain a Company withdrawal form at our Company web site, cwannuity.se2.com.

The Owner must submit to the Service Office a signed, written request for withdrawal on a Company withdrawal form. The written request must indicate the dollar amount the Owner wishes to receive and the investment options from which such amount is to be withdrawn. Each withdrawal must be in a minimum amount of $100.

The amount withdrawn equals the amount requested by the Owner plus any applicable surrender charge, as described under CHARGES, DEDUCTIONS, AND ADJUSTMENTS. In addition, amounts withdrawn from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment, which may be negative. See CHARGES, DEDUCTIONS, AND ADJUSTMENTS—MARKET VALUE ADJUSTMENT and GUARANTEE PERIOD ACCOUNTS.

Where allocations have been made to more than one investment option, a percentage of the withdrawal may be allocated to each such option. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn, computed as of the Valuation Date that the request is received at the Service Office in good order.

Withdrawals will be paid in accordance with the time limitations described under "SURRENDER" above.

The partial redemption rights of Owners who are participants under qualified plans, including Section 403(b) plans, or who are participants in the Texas Optional Retirement Program ("Texas ORP") may be restricted. Pursuant to tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that partial redemptions, transfers or surrenders you request from a 403(b) Contract comply with applicable tax requirements before we process your request.

For important tax consequences which may result from withdrawals, see FEDERAL TAX CONSIDERATIONS.

Systematic Withdrawals. The Owner may elect an automatic schedule of withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a monthly, bi-monthly, quarterly, semi-annual or annual basis. Systematic withdrawals from Guarantee Period Accounts are not available. The minimum amount of each automatic withdrawal is $100 and will be subject to any applicable withdrawal charges.

If elected at the time of purchase, the Owner must designate in writing the specific dollar amount of each withdrawal and the percentage of this amount which should be taken from each designated Sub-Account and/or the Fixed Account. Systematic withdrawals then will begin on the date indicated on the application. If elected after the issue date, the Owner may specify in writing a specific dollar amount and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account, or the Owner may elect to withdraw a specific percentage of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account. The first withdrawal will take place on the date the written request is received at the Service Office or, if later, on a date specified by the Owner.

If a withdrawal would cause the remaining Accumulated Value to be less than $1,000, systematic withdrawals may be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Service Office.

Life Expectancy Distributions. Each calendar year prior to the Annuity Date, an Owner who also is the Annuitant may take without surrender charge a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option. The Owner must return a properly signed LED request form to the Service Office.

The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time.

If an Owner elects the Company's LED option, (based on the applicable IRS table), in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is

1 (one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Contract changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 18.8 years, but a person who attains age 87 has a life expectancy of another 7.1 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.

(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Sections 72(q) and 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Contract and may be subject to an additional 10% federal tax. In addition, if the amount necessary to meet the substantially equal periodic payment definition is greater than the Company's LED amount, a surrender charge may apply to the amount in excess of the LED amount. These amounts also may not satisfy the required minimum distribution rules that apply to qualified Contracts. Owners seeking distributions over their life expectancy to satisfy the substantially equal periodic payment exception or the required minimum distribution rules under this definition should consult their tax adviser.)

The Company may discontinue or change the LED option at any time, but not with respect to election of the option made prior to the date of any change in the LED option.

BENEFITS UNDER THE CONTRACT

The following tables summarize information about the benefits available under the Contract.

The availability of Contract benefit may vary depending on the selling firm through which your Contract was purchased. See Appendix F—Financial Intermediary Variations.

Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Automatic Transfers (Dollar Cost Averaging) Option	Provides for periodic transfers from the Fixed Account or an eligible Fund option to one or more available Fund options.	No Charge	• Transfers may occur monthly, bi-monthly, quarterly, semi-annually or annually
• Automatic transfers may not be made into the Fixed Account or Guarantee Period Account
• Minimum transfer amount is $100
• Automatic transfers from the Fixed Account are subject to significant restrictions on amounts that may be transferred monthly, bi-monthly, and quarterly
• Company has the right to limit the number of Funds that may be used for automatic transfers
• May not be in effect simultaneously with automatic rebalancing
Enhanced Automatic Transfers (Dollar Cost Averaging) Program	If you elect automatic transfers from the Fixed Account while the enhanced program is in effect, the Company will credit you an enhanced interest rate on eligible payments.	No Charge	• Only new purchase payments (not existing Accumulated Value) are eligible amounts • Automatic transfers must be from the Fixed Account • Automatic transfers must occur over a specified period of time

Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Automatic Account Rebalancing Option	Provides for automatic rebalancing of your Fund option selections based on your allocation instructions.	No Charge	• Rebalancing may occur monthly, quarterly, semi-annually or annually
• May have only one set of standing asset allocation instructions
• Rebalancing will not occur if total amount to be transferred is less than $100
• Company has the right to limit the number of Funds that may be used for account rebalancing
• May not be in effect simultaneously with Dollar Cost Averaging
Systematic Withdrawals	Provides for automatic partial withdrawals from amounts in the Funds and/or Fixed Account based on the amount and frequency that you select.	No Charge	• Withdrawals may occur monthly, bi-monthly, quarterly, semi-annually, or annually
• Minimum withdrawal is $100
• Systematic withdrawals are not available from any Guarantee Period Account
• Withdrawals will be subject to any applicable surrender charges and income taxes, including an additional 10% federal tax if taken before age 59 1/2.
Life Expectancy Distributions	Allows you to make a series of systematic withdrawals from the Contract without surrender charges based on your life expectancy.	No Charge	• Withdrawals may occur monthly, bi-monthly, quarterly, semi-annually, or annually
• Amount withdrawn will be calculated based on life expectancy
• Systematic withdrawals are not available from any Guarantee Period Account
• Withdrawals will be subject to any applicable income taxes, including an additional 10% federal tax if taken before age 59 1/2
Standard Death Benefit	Provides a death benefit at least equal to the Accumulated Value upon death of the Annuitant or an Owner during the accumulation phase.	No Charge	• Withdrawals may significantly reduce the benefit • Not subject to any negative Market Value Adjustments

Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Loans	Allows you to take a loan under the Contract against your Contract value	2% interest rate (as an annualized percentage of outstanding loan amounts)	• Only permitted under certain tax qualified Contracts
• Subject to maximum and minimum loan amounts
• Outstanding loan amounts accrue interest at a maximum annual interest rate of 9%
• An amount of Accumulated Value equal to the loan amount is transferred to an interest-bearing fixed account that is part of our General Account and credits interest at an annual rate of at least 7%.
• Must generally be repaid within five years through substantially equal quarterly payments
• Outstanding loans reduce the death benefit and Surrender Value, as well as the value of any optional benefit that you have elected
Optional Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Enhanced Earnings Protection Rider	Provides for additional death benefit amounts to be paid to the beneficiary provided certain circumstances are met in the event the Annuitant dies prior to the Annuity Date.	0.25% (as a percentage of the Accumulated Value)	• Benefit is no longer available
• Withdrawals may significantly reduce or eliminate the benefit
• Amount payable may differ depending on age of Annuitant at time of Contract issue
• Once the benefit is elected, it may not be discontinued until the Contract is surrendered, annuitized or a death benefit is payable
Minimum Guaranteed Annuity Payout (M-GAP) Rider	Provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase, after a ten year or fifteen year waiting period.	0.25% (Rider with 10 year waiting period) 0.15% (Rider with 15 year waiting period) (as a percentage of the Accumulated Value)	• Benefit is no longer available for election
• Withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn
• In order to exercise rider, a fixed annuitization option involving a life contingency must be selected
• May only be exercised within thirty days after any Contract anniversary following the expiration of the waiting period
• The rider may not be terminated prior to the seventh Contract anniversary after the effective date of the rider
• Repurchase feature can no longer be exercised

STANDARD DEATH BENEFIT

A standard death benefit is included with this Contract. In the event that the Annuitant, Owner or Joint Owner, if applicable, dies while the Contract is in force, the Company will pay the beneficiary a death benefit, except where the Contract is continued as provided below in "THE SPOUSE OF THE OWNER

AS BENEFICIARY." The amount of the death benefit and the time requirements for receipt of payment may vary depending upon whether the Annuitant or an Owner dies first, and whether death occurs prior to or after the Annuity Date. Amounts removed from a Guaranteed Period Account prior to the expiration of the Guarantee Period to pay the death benefit will be subject to a Market Value Adjustment. The Market Value Adjustment may be positive, but will never be negative. A positive Market Value Adjustment, if applicable, will increase the death benefit amount if based on the Contract's Accumulated Value.

Death of the Annuitant Prior to the Annuity Date. At the death of the Annuitant (including an Owner who is also the Annuitant), the death benefit is equal to the greatest of:

(a)  the Contract's Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary claim paperwork, increased by any positive Market Value Adjustment;

(b)  gross payments compounded daily at the effective annual yield of 5% starting on the date each payment is applied, decreased proportionately to reflect withdrawals; or

(c)  the death benefit that would have been payable on the most recent contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

For example, at the time we are required to pay the death benefit, assume the value of (a) above equals $100,000; the value of (b) above equals $120,000; and the value of (c) above equals $95,000, the amount that we would owe to the beneficiary is equal to $120,000. See APPENDIX D—STANDARD DEATH BENEFIT for more detailed examples.

For each withdrawal under (a) or (b) above, the proportionate reduction is calculated as the death benefit under this option immediately prior to the withdrawal multiplied by the withdrawal amount and divided by the Accumulated Value immediately prior to the withdrawal.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of:

(a)  the Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary claim paperwork (increased by any positive Market Value Adjustment); or

(b)  gross payments compounded daily at the effective annual yield of 5%

The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of:

(a)  the Contract's then current Accumulated Value increased by any positive Market Value Adjustment;

(b)  gross payments compounded daily at the effective annual yield of 5%; or

(c)  the locked-in value of the death benefit at the first anniversary.

The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken. See APPENDIX D—STANDARD DEATH BENEFIT for specific examples of death benefit calculations.

Death of an Owner Who is Not Also the Annuitant Prior to the Annuity Date. If an Owner who is not also the Annuitant dies before the Annuity Date, the death benefit will be the Accumulated Value increased by any positive Market Value Adjustment. The death benefit never will be reduced by a negative Market Value Adjustment.

Payment of the Death Benefit Prior to the Annuity Date. Distribution of the death benefit must satisfy the applicable after-death distribution rules under the Internal Revenue Code. These rules differ depending on whether the Contract is a qualified Contract or a non-qualified Contract. The after-death distribution rules that apply to qualified Contracts have recently changed and are described in more detail in "Federal Tax Considerations, Qualified Plans, and Required Minimum Distributions Upon Your Death." The death benefit generally will be paid to the beneficiary in one sum within seven business days of the receipt of due proof of death at the Service Office. Instead of payment in one sum, the beneficiary may, by written request, elect to:

(1)  defer distribution of the death benefit for a period no more than five years from the date of death (10 years in the case of certain beneficiaries of a qualified Contract); or

(2)  Certain eligible beneficiaries may receive distributions over the life of the beneficiary or for a period certain not extending beyond the beneficiary's life expectancy, with annuity benefit payments beginning one year from the date of death.

However, if the Owner has specified a death benefit annuity option, the death benefit will be paid out accordingly in a manner that is consistent with the applicable tax rules. Any death benefit annuity option specified by the Owner must comply with the requirements set forth in paragraph (2) above.

If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the Goldman Sachs Government Money Market Fund. The excess, if any, of the death benefit over the Accumulated Value also will be added to the Goldman Sachs Government Money Market Fund. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required. With respect to the death benefit, the Accumulated Value under the Contract will be based on the unit values next computed after due proof of the death has been received.

Death of the Annuitant On or After the Annuity Date. If the Annuitant's death occurs on or after the Annuity Date but before completion of all guaranteed annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. The Company generally must pay the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death. In the case of a qualified Policy, once annuity payments start under an Annuity Payout Option, it may be necessary to modify those payments following the death in order to comply with the required minimum distribution rules. For a discussion of the post-death distribution requirements for qualified Contracts, see Federal Tax Considerations, Qualified Plans, Required Minimum Distributions Upon Your Death.

THE SPOUSE OF THE OWNER AS BENEFICIARY

If the Contract is a non-qualified Contract or an IRA, the Owner's spouse, if named as the sole beneficiary ("spousal beneficiary"), may by written request continue the Contract rather than receiving payment of the death benefit. Upon such election, the spouse will become the Owner and Annuitant subject to the following: (1) any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the Goldman Sachs Government Money Market Fund; (2) the excess, if any, of the death benefit over the Contract's Accumulated Value also will be added to the Sub-Account investing in the Goldman Sachs Government Money Market Fund. The resulting value never will be subject to a surrender charge when withdrawn. The new Owner may also make additional payments; however, a surrender charge will apply to these amounts if they are withdrawn before they have been invested in the Contract for at least nine years. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Contract when the new Owner dies.

The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under Federal tax law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes.

Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law.

You should consult a tax adviser for more information on this subject.

OPTIONAL ENHANCED EARNINGS RIDER (EER)

The Enhanced Earnings Rider (EER) may have been elected at issue in most jurisdictions as long as the Annuitant had not yet attained age 76. The Rider provides for additional amounts to be paid to the beneficiary under certain circumstances in the event that the Annuitant dies prior to the Annuity Date.

The Company reserves the right to terminate the availability of the EER at any time; however, such a termination would not effect Riders issued prior to the termination date.

Conditions for Payment of the EER Benefit

For any benefit to be payable under the EER, certain conditions must be met, as follows:

1.  The Annuitant's death must occur prior to the Annuity Date.

2.  The difference between (a) and (b) must be greater than zero, where: (a) is the Accumulated Value, and (b) is gross payments not previously withdrawn. If (a) minus (b) is zero or less, no benefit will be payable.

Under the EER, Accumulated Value is determined on the Valuation Date on which due proof of death and all necessary documentation have been received at the Service Office.

For purposes of the EER, withdrawals will be considered withdrawn from earnings first and then withdrawn from gross payments on a last-in, first-out basis. Therefore, the value of the EER largely depends on the amount of earnings that accumulate under the Contract. If you expect to withdraw the earnings from your Accumulated Value, electing the EER may not be appropriate. Your financial representative can help you determine if the EER is appropriate in your circumstances.

Amount of EER Benefit

Annuitant's Age at Issue—0 to 70—If a benefit is payable under the EER and the Contract was issued prior to the Annuitant's 71st birthday, the benefit will be equal to the lesser of:

(a)  50% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b)  50% of the difference between the Accumulated Value and gross payments not previously withdrawn.

Annuitant's Age at Issue—71 to 75—If a benefit is payable under the EER and the Contract was issued on or after the Annuitant's 71st birthday and before his/her 76th birthday, the benefit will be equal to the lesser of:

(a)  25% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b)  25% of the difference between the Accumulated Value and gross payments not previously withdrawn. The EER benefit shall be paid in the same manner that the death benefit is paid prior to the Annuity Date.

EXAMPLES

Example 1. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Annuitant dies five years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $150,000.

The EER benefit on that date is equal to the lesser of:

(a)  50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x 100,000) = $50,000; or

(b)  50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% x (150,000 – 100,000)) = $25,000

The EER benefit is equal to $25,000 under (b), which is the lesser of $50,000 (50% x 100,000) and $25,000 (50% x (150,000 – 100,000)).

Example 2. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Annuitant dies ten years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $250,000.

The EER benefit on that date is equal to the lesser of:

(a)  50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x $100,000) = $50,000; or

(b)  50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the Contract = (50% x ($250,000 – $100,000)) = $75,000

The EER benefit is equal to $50,000 under (a), which is the lesser of $50,000 (50% x $100,000) and $75,000 (50% x ($250,000 – $100,000)).

Example 3. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $15,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal is considered to be a withdrawal of $15,000 of earnings. Immediately after the withdrawal, the Accumulated Value is $135,000 and the gross payments (not previously withdrawn) is $100,000.

Immediately after the withdrawal, the EER benefit is equal to the lesser of:

(a)  50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x $100,000) = $50,000; or

(b)  50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% x ($135,000 – $100,000)) = $17,500

The EER benefit is equal to $17,500 under (b), which is the lesser of $50,000 (50% x 100,000) and $17,500 (50% x ($135,000 – $100,000)).

Example 4. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $65,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of the withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal of $65,000 is considered to be a withdrawal of $50,000 earnings and $15,000 of gross payments. Immediately after the withdrawal, the Accumulated Value is $85,000 and the gross payments (not previously withdrawn) is $85,000.

Immediately after the withdrawal, the EER benefit is equal to the lesser of:

(a)  50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x $85,000) = $42,500; or

(b)  50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% x ($85,000 – $85,000)) = $0

The EER benefit is equal to $0 under (b), which is the lesser of $42,500 (50% x $85,000) and $0 (50% x ($85,000 – $85,000)).

Terminating the EER

Once the EER is chosen, it cannot be discontinued unless the underlying Contract is surrendered, annuitized, or a death benefit is payable. The EER will terminate on the earliest of the following:

1.  the Annuity Date;

2.  the date the Contract is surrendered;

3.  the date the Company determines a death benefit is payable; or

4.  if the deceased Owner's spouse, who is the sole beneficiary, continues the Contract.

If the payment of the death benefit is deferred under the Contract or if the Contract is continued by the deceased Owner's spouse, the amount of the EER benefit, if any, will be applied to the Contract through an allocation to the Sub-Account investing in the Goldman Sachs Government Money Market Fund and the Rider will terminate.

ASSIGNMENT

The Contract, other than one sold in connection with certain qualified plans, provide that it may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive. The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Service Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.

For important tax liability which may result from assignments, see FEDERAL TAX CONSIDERATIONS.

ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE

The Owner selects the Annuity Date. To the extent permitted by law, the Annuity Date may be the first day of any month (1) before the Annuitant's 85th birthday, if the Annuitant's age on the issue date of the Contract is 75 or under, or (2) within ten years from the issue date of the Contract and before the Annuitant's 90th birthday, if the Annuitant's age on the issue date is between 76 and 90.

The Owner may elect to change the Annuity Date by sending a request to the Service Office at least one month before the Annuity date. The new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday, and must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. In no event will the latest possible annuitization age exceed 90.

If the Annuity Date under a non-qualified Contract is deferred until the Owner reaches an age that is significantly beyond the Owner's life expectancy, it is possible that the Contract will not be considered an annuity for federal tax purposes. Certain Annuity Payout Options and/or certain period durations may not be available, depending on the age of the Annuitant and whether your Contract is a qualified Contract that is subject to limitations under the required minimum distribution rules of Code Section 401(a)(9). In addition, once annuity payments start under an Annuity Payout Option, it may be necessary to modify those payments following the Annuitant's death in order to comply with the required minimum distribution rules if your Contract is a qualified Contract. For a discussion of the after-death distribution requirements for qualified Policies, see "Federal Tax Considerations, Qualified Plans, Required Minimum Distributions Upon Your Death." The Owner should carefully review the selection of the Annuity Date with his/her tax adviser. See FEDERAL TAX CONSIDERATIONS for further information.

Subject to certain restrictions described below, the Owner has the right (1) to select the annuity option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Certain annuity options may be commutable or noncommutable. A commutable option provides the payee with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable option, the payee may not request a lump sum payment. Annuity benefit payments are determined according to the annuity tables in the Contract, by the annuity option selected, and, in the case of a variable payout, by the investment performance of the variable investment options selected. See "ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION" in the SAI.

To the extent a fixed annuity payout is selected, Accumulated Value will be transferred to the Fixed Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX B—MORE INFORMATION ABOUT THE FIXED ACCOUNT.

Under a variable annuity payout option, a payment equal to the value of the fixed number of Annuity Units in the Sub-Accounts is made monthly, quarterly, semi-annually or annually. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each annuity benefit payment will vary.

The annuity option selected must produce an initial payment of at least $50 (a lower amount may be required in some states). The Company reserves the right to increase this minimum amount. If the annuity option selected does not produce an initial payment which meets this minimum, a single payment may be made. Once the Company begins making annuity benefit payments, the Annuitant cannot make withdrawals or surrender the annuity benefit, except where a commutable period certain option has been elected. Beneficiaries entitled to receive remaining payments under either a commutable or non-commutable "period certain" option may elect instead to receive a lump sum settlement. See "DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS" below.

If the Owner does not elect an option, a variable life annuity with periodic payments guaranteed for ten years will be purchased. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.

Amounts applied to an annuity option from a Guarantee Period Account prior to the expiration date of the Guarantee Period will be subject to a Market Value Adjustment, which may be negative. See GUARANTEE PERIOD ACCOUNTS and CHARGES, DEDUCTIONS, AND ADJUSTMENTS—MARKET VALUE ADJUSTMENT.

DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS

The Company provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Goldman Sachs Government Money Market Fund.

The Company also provides these same options funded through the Fixed Account (fixed annuity payout). Regardless of how payments were allocated during the accumulation period, any of the variable payout options or the fixed payout options may be selected, or any of the variable payout options may be selected in combination with any of the fixed annuity payout options. The Company may offer other annuity options. Some of the annuity options may be restricted when used in connection with qualified Contracts.

Variable Life Annuity with Payments Guaranteed for Ten Years. This variable annuity is payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant should die before the end of the guarantee period, the remaining annuity benefit payments will continue to the beneficiary or the beneficiary can receive the Commuted Value in one sum.

Variable Life Annuity Payable Periodically During Lifetime of the Annuitant Only. This variable annuity is payable during the payee's life. It would be possible under this option for the Annuitant to receive only one annuity benefit payment if the Annuitant dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if the Annuitant dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the lifetime of the Annuitant, no matter how long he or she lives.

Unit Refund Variable Life Annuity. This is an annuity payable periodically during the lifetime of the Annuitant with the guarantee that if (1) exceeds (2), then periodic variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in (1). If the contract is qualified and the beneficiary is not an eligible designated beneficiary under the Code, the remaining Annuity Payments must be completed within ten-years from the date of death of the Annuitant, or the beneficiary can receive the Commuted Value in one sum.

Where: (1) is the dollar amount of the Accumulated Value at annuitization divided by the dollar amount of the first payment, and

(2) is the number of payments paid prior to the death of the Annuitant.

Joint and Survivor Variable Life Annuity. This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option. For Qualified Contracts, the Joint and Survivor Variable Life Annuity Option is only available when the joint annuitant is a spouse, or not more than 10 years younger than the Annuitant.

Joint and Two-thirds Survivor Variable Life Annuity. This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option. For Qualified Contracts, the Joint and Two-thirds Survivor Variable Life Annuity Option is only available when the joint annuitant is a spouse, or not more than 10 years younger than the Annuitant.

Period Certain Variable Annuity (Payments Guaranteed for a Specific Number of Years). This variable annuity has periodic payments for a stipulated number of years ranging from one to thirty. If the Annuitant dies before the end of the period, remaining payments will continue to be made to the beneficiary. A fixed period certain annuity may be either commutable or noncommutable. A variable period certain annuity is automatically commutable.

For Qualified Contracts, if the Annuitant dies before the end of the period, an eligible designated beneficiary under the Code may elect to continue the remaining payments. If the beneficiary is not an eligible designated beneficiary under the Code, the remaining Annuity Payments must be completed within ten-years from the date of death of the Annuitant.

It should be noted that the period certain option does not involve a life contingency. In computing payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under a period certain option to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to election of the option made prior to the date of any change in this practice.

For Qualified Contracts, the annuity payouts may need to be accelerated in order to comply with federal tax law requirements regarding after-death Required Minimum Distributions.

ANNUITY BENEFIT PAYMENTS

Determination of the First Variable Annuity Benefit Payment. The amount of the first monthly payment depends upon the selected variable annuity option, the sex (however, see "NORRIS DECISION" below) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Contract provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class.

The dollar amount of the first periodic annuity benefit payment is calculated based upon the type of annuity option chosen, as follows:

•  For life annuity options and noncommutable fixed period certain options of ten years or more, the dollar amount is determined by multiplying (1) the Accumulated Value applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

•  For all commutable fixed period certain options, any noncommutable fixed period certain option of less than ten years and all variable period certain options, the dollar amount is determined by multiplying (1) the Surrender Value less premium taxes, if any, applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

•  For a death benefit annuity, the annuity value will be the amount of the death benefit.

The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.

The Annuity Unit. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Contract.

Determination of the Number of Annuity Units. The dollar amount of the first variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.

Dollar Amount of Subsequent Variable Annuity Benefit Payments. The dollar amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an Annuity Unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the

Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.

For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION" in the SAI.

NORRIS DECISION

In the case of Arizona Governing Committee v. Norris, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the Norris decision will be based on the greater of (1) the Company's unisex non-guaranteed current annuity option rates, or (2) the guaranteed unisex rates described in such Contract, regardless of whether the Annuitant is male or female.

COMPUTATION OF VALUES

The Accumulation Unit. Each net payment is allocated to the investment options selected by the Owner. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the net payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Service Office in good order. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses and charges of its Funds. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.

Except as otherwise described in this prospectus, requests involving the crediting or redemption of Accumulation Units under your Contract, including allocations of purchase payments to the Sub-Account, transfers to and from the Sub-Accounts, and withdrawals from the Sub-Accounts, are processed at the Accumulation Unit value next calculated after the request is received at our Service Center in good order.

Allocations to the Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See GUARANTEE PERIOD ACCOUNTS and APPENDIX B—MORE INFORMATION ABOUT THE FIXED ACCOUNT.

The Accumulated Value under the Contract is determined at the close of business on each Valuation Day by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and (3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.

Net Investment Factor. The Net Investment Factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is determined by the following formula:

(1)  divided by (2) minus 3, where:

(1) is:

•  the net asset value per share of the Fund held in the Sub-Account as of the end of the current Valuation Period; plus

•  the per share amount of any dividend or capital gain distributions made by the Fund held in the Sub-Account, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus

•  a charge or credit for any taxes reserved for the current Valuation Period which we determine have resulted from the investment operations of the Sub-Account;

(2)  is the net asset value per share of the Fund held in the Subaccount as of the end of the preceding Valuation Period; and

(3)  is the factor representing asset-based charges (including the mortality and expense risk charge, and the administrative expense charge)

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

CHARGES, DEDUCTIONS, AND ADJUSTMENTS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below.

VARIABLE ACCOUNT DEDUCTIONS (BASE CONTRACT EXPENSES)

Mortality and Expense Risk Charge. The Company assesses a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be 0.80% for mortality risk and 0.45% for expense risk.

Administrative Expense Charge. The Company assesses each Sub-Account with a daily charge equal to an annual rate of 0.20% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation phase and the annuity payout phase. The daily administrative expense charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.

Deductions for the Contract fee (described below under "CONTRACT FEE") and for the administrative expense charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

FUND CHARGES

Charges are deducted from, and expenses are paid out of, the assets of the Funds as described in the prospectuses for the Funds.

CONTRACT FEE

A $30 Contract fee currently is deducted on the Contract anniversary date and upon full surrender of the Contract if the Accumulated Value on any of these dates is less than $50,000. The Contract fee is currently waived for Contracts issued to and maintained by the trustee of a 401(k) plan. The Company reserves the right to impose a Contract fee up to $30 on Contracts issued to 401(k) plans but only with respect to Contracts issued after the date the waiver is no longer available. Where amounts have been allocated to more than one investment option, a percentage of the total Contract fee will be deducted from the value in each. The portion of the charge deducted from each investment option will be equal to the percentage which the value in that investment option bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that Sub-Account.

Where permitted by law, the Contract fee also may be waived for Contracts where, on the date of issue, either the Owner or the Annuitant is within the class of "eligible persons" as defined in "Reduction or Elimination of Surrender Charge and Additional Amounts Credited" under "SURRENDER CHARGE" below.

OPTIONAL RIDER CHARGES

Subject to state availability, the Company offers an optional Enhanced Earnings Rider that the Owner may elect at issue if the Annuitant has not yet attained age 76. A separate monthly charge is made for the Rider through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts. The pro-rata reduction is based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value.

The applicable monthly charge is equal to the Accumulated Value on the last day of each month within which the Rider has been in effect multiplied by 1/12th of 0.25%. For a description of the Rider, see "OPTIONAL ENHANCED EARNINGS RIDER" under BENEFITS UNDER THE CONTRACT.

For a description of the Rider, see "OPTIONAL ENHANCED EARNINGS RIDER" under BENEFITS UNDER THE CONTRACT.

If you elected one of the M-GAP Riders prior to their discontinuance on January 31, 2002, the applicable monthly charge is equal to the Accumulated Value on the last day of each month within which the Rider has been in effect multiplied by 1/12th of the following:

1. Optional Minimum Guaranteed Annuity Payout Rider (M-GAP) with a ten-year waiting period:	0.25%
2. Optional Minimum Guaranteed Annuity Payout Rider (M-GAP) with a fifteen-year period:	0.15%

For more information about the M-GAP Rider, see "APPENDIX E—DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER".

PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%.

The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

1.  if the premium tax was paid by the Company when payments were received, the premium tax charge may be deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for these Contracts at the time the payments are received); or

2.  the premium tax charge is deducted in total when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law. If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contracts Accumulated Value at the time such determination is made.

SURRENDER CHARGE

No charge for sales expense is deducted from payments at the time the payments are made. A surrender charge, however, is deducted from the Accumulated Value in the case of surrender and/or a withdrawal or at the time annuity benefit payments begin, within certain time limits described below.

For purposes of determining the surrender charge, the Accumulated Value is divided into three categories:

(1)  New Payments—payments received by the Company during the nine years preceding the date of the surrender;

(2)  Old Payments—accumulated payments invested in the Contract for more than nine years; and

(3)  the amount available under the Withdrawal Without Surrender Charge provision.

See "Withdrawal Without Surrender Charge" below. For purposes of determining the amount of any surrender charge, surrenders will be deemed to be taken first from amounts available as a Withdrawal Without Surrender Charge, if any, then from Old Payments, and then from New Payments. Amounts available as a Withdrawal Without Surrender Charge, followed by Old Payments, may be withdrawn from the Contract at any time without the imposition of a surrender charge. If a withdrawal is attributable all or in part to New Payments, a surrender charge may apply.

Charges for Surrender and Withdrawal. If the Contract is surrendered, or if New Payments are withdrawn while the Contract is in force and before the Annuity Date, a surrender charge may be imposed. The amount of the charge will depend upon the number of years that any New Payments to which the withdrawal is attributed have remained credited under the Contract. For the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The surrender charge is as follows:

Complete Years from Date of Payment	Charge as Percentage of New Payments Withdrawn
Less than 2	8%
Less than 3	7%
Less than 4	6%
Less than 5	5%
Less than 6	4%
Less than 7	3%
Less than 8	2%
Less than 9	1%
Thereafter	0%

The amount withdrawn equals the amount requested by the Owner plus the surrender charge, if any. The charge is applied as a percentage of the New Payments withdrawn, but in no event will the total surrender charge exceed a maximum limit of 8.0% of total gross New Payments. Such total charge equals the aggregate of all applicable surrender charges for surrender, withdrawals and annuitization.

WAIVER OF SURRENDER CHARGE(S) AND ADDITIONAL AMOUNTS CREDITED

Physical Disability or Admission to Medical Care Facility. Where permitted by law, the Company will waive the surrender charge in the event that the Owner (or the Annuitant, if the Owner is not an individual) becomes physically disabled after the issue date of the Contract and before attaining age 65. The Company may require proof of such disability and continuing disability, including written confirmation of receipt and approval of any claim for Social Security Disability Benefits and reserves the right to obtain an examination by a licensed physician of its choice and at its expense.

In addition, except in New Jersey (where not permitted by state law), the Company will waive the surrender charge in the event that an Owner (or the Annuitant, if the Owner is not an individual) is:

(1)  admitted to a medical care facility after the issue date and remains confined there until the later of one year after the issue date or 90 consecutive days; or

(2)  first diagnosed by a licensed physician as having a fatal illness after the issue date of the Contract.

For purposes of the above provision, "medical care facility" means any state-licensed facility or, in a state that does not require licensing, a facility that is operating pursuant to state law, providing medically necessary inpatient care, which is prescribed by a licensed "physician" in writing and based on physical limitations which prohibit daily living in a non-institutional setting; "fatal illness" means a condition diagnosed by a licensed physician which is expected to result in death within two years of the diagnosis; and "physician" means a person other than the Owner, Annuitant or a member of one of their families who is state licensed to give medical care or treatment and is acting within the scope of that license.

Where surrender charges have been waived under any of the situations discussed above, no additional payments under the Contract will be accepted unless required by state law.

Other Reductions or Eliminations of Surrender Charges. From time to time the Company may allow a reduction in or elimination of the surrender charges, the period during which the charges apply, or both, and/or credit additional amounts on Contracts, when Contracts are sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider factors such as the following:

(1)  the size and type of group or class, and the persistency expected from that group or class;

(2)  the total amount of payments to be received, and the manner in which payments are remitted;

(3)  the purpose for which the Contracts are being purchased, and whether that purpose makes it likely that costs and expenses will be reduced;

(4)  other transactions where sales expenses are likely to be reduced; or

(5)  the level of commissions paid to registered representatives, selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class (for example, broker-dealers who offer the Contract in connection with financial planning services offered on a fee-for-service basis).

The Company also may reduce or waive the surrender charge, and/or credit additional amounts on contracts, where either the Owner or the Annuitant on the date of issue is within the following classes of individuals ("eligible persons"):

(1)  any employee and director of the Company;

(2)  any retiree who elected to retire on his/her retirement date;

(3)  the immediate family members of those persons identified in (1) and (2) above residing in the same household; and

(4)  any beneficiary who receives a death benefit under a deceased employees or retiree's progress sharing plan.

For purposes of the above class of individuals, "the Company" includes affiliates and subsidiaries; "immediate family members" means children, siblings, parents and grandparents; "retirement date" means an employee's early, normal or late retirement date as defined in the Company's pension plan or any successor plan, and "progress sharing" means the First Allmerica Financial Life Insurance Company Employee's Matched Savings Plan or any successor plan.

Finally, if permitted under state law, surrender charges will be waived under a Section 403(b) Contract where the amount withdrawn is being contributed to a life insurance policy issued by the Company as part of the individual's Section 403(b) plan. Depending on when your Contract was issued, federal tax law may not permit 403(b) amounts to be used to purchase life insurance, or there may be income tax consequences for doing so.

Any reduction or elimination in the amount or duration of the surrender charge will not discriminate unfairly among purchasers of the Contract.

Withdrawal Without Surrender Charge. In each calendar year, the Company will waive the surrender charge, if any, on an amount ("Withdrawal Without Surrender Charge Amount") equal to the greatest of (1), (2) or (3):

Where (1) is:

100% of Cumulative Earnings (calculated as the Accumulated Value as of the Valuation Date the Company receives the withdrawal request, or the following day, reduced by total gross payments not previously withdrawn);

Where (2) is:

10% of the Accumulated Value as of the Valuation Date the Company receives the withdrawal request, or the following day, reduced by the total amount of any prior withdrawals made in the same calendar year to which no surrender charge was applied; and

Where (3) is:

The amount calculated under the Company's life expectancy distribution option (see "Life Expectancy Distributions" above) whether or not the withdrawal was part of such distribution (applies only if Annuitant is also an Owner).

For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Withdrawal Without Surrender Charge Amount of $1,530 which is equal to the greatest of:

(1)  Cumulative Earnings ($1,000);

(2)  10% of Accumulated Value ($1,500); or

(3)  LED of 10.2% of Accumulated Value ($1,530).

The Withdrawal Without Surrender Charge Amount first will be deducted from Cumulative Earnings. If the Withdrawal Without Surrender Charge Amount exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously withdrawn on a last-in first-out ("LIFO") basis. This means that the earnings credited to the Contract will be withdrawn first. If more than one withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Withdrawal Without Surrender Charge Amount has been withdrawn. Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment.

Surrenders. In the case of a complete surrender, the amount received by the Owner is equal to the Surrender Value net of any applicable tax withholding. Subject to the same rules applicable to withdrawals, the Company will not assess a surrender charge on an amount equal to the Withdrawal Without Surrender Charge Amount described above.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the Accumulated Value under the Contract to other contracts issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the Valuation Date on which a written, signed request is received at the Service Office.

For further information on surrender and withdrawal, including minimum limits on amount withdrawn and amount remaining under the Contract in the case of withdrawal, and important tax considerations, see "SURRENDER" and "WITHDRAWALS" under INFORMATION ON YOUR ACCOUNT, and see FEDERAL TAX CONSIDERATIONS.

Charge at the Time Annuity Benefit Payments Begin. If the Owner chooses any commutable period certain option or a noncommutable fixed period certain option for less than ten years, a surrender charge will be deducted from the Accumulated Value of the Contract if the Annuity Date occurs at any time when a surrender charge would still apply had the Contract been surrendered on the Annuity Date.

No surrender charge is imposed at the time of annuitization in any Contract year under an option involving a life contingency or for any noncommutable fixed period certain option for ten years or more. A Market Value Adjustment, however, may apply. See GUARANTEE PERIOD ACCOUNTS. If the Owner of a fixed annuity contract issued by the Company wishes to elect a variable annuity option, the Company may permit such Owner to exchange, at the time of annuitization, the fixed contract for a Contract offered in this Prospectus. The proceeds of the fixed contract, minus any surrender charge applicable under the fixed contract if a period certain option is chosen, will be applied towards the variable annuity option desired by the Owner. The number of Annuity Units under the option will be calculated using the Annuity Unit values as of the 15th of the month preceding the Annuity Date.

TRANSFER CHARGE

The Company currently makes no charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year to reimburse it for the expense of processing transfers. For more information, see "TRANSFER PRIVILEGE" under INFORMATION ON YOUR ACCOUNT.

MARKET VALUE ADJUSTMENT

You could lose some or all previously-credited interest in excess of the minimum Guaranteed Interest Rate due to a negative Market Value Adjustment if amounts are withdrawn or otherwise removed from a Guarantee Period Account prior to the expiration date of the Guarantee Period. Withdrawals, surrenders, transfers, and amounts applied under an annuity option from a Guarantee Period Account prior to the end of the Guarantee Period may be subject to a Market Value Adjustment, which may be negative. See GUARANTEE PERIOD ACCOUNTS for additional information about Guarantee Period Accounts.

No Market Value Adjustment will be applied to transfers, withdrawals, amounts applied to an annuity option or a surrender from a Guarantee Period Account on the expiration of its Guarantee Period. No Market Value Adjustment will apply to amounts deducted for Contract fees or rider charges. In addition, no negative Market Value Adjustment will be applied to a death benefit although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See "STANDARD DEATH BENEFIT". All other transfers, withdrawals, amounts applied to an annuity option, or a surrender prior to the end of a Guarantee Period will be subject to a

Market Value Adjustment, which may increase or decrease the account value. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment.

The purpose of the Market Value Adjustment is to transfer from us to you some of the risk of loss on assets supporting our obligations under the Guarantee Period Accounts if amounts are removed from them prematurely. The Market Value Adjustment will be determined by multiplying the amount taken from a Guarantee Period Account before deduction of any Surrender Charge by the market value factor. The market value factor for each Guarantee Period Account is calculated pursuant to a formula that reflects the relationship between the Guaranteed Interest Rate being credited to the current Guarantee Period Account and the then-current market rates at the time of your transaction.

Based on the application of this formula, if the then current market rates are lower than the rate being credited to the Guarantee Period Account, the value of a Guarantee Period Account will increase after the Market Value Adjustment is applied. If the then current market rates are higher than the rate being credited to the Guarantee Period Account, the value of a Guarantee Period Account will decrease after the Market Value Adjustment is applied.

The Market Value Adjustment is limited, however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value is also affected by the minimum guaranteed rate of 3%. In this situation, the amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, see the Statement of Additional Information.

If a Market Value Adjustment applies to a withdrawal or transfer of a portion of the value of a Guarantee Period Account, the Market Value Adjustment will be calculated on the amount requested and deducted or added to the amount remaining in the Guarantee Period Account. If the entire amount in a Guarantee Period Account is requested, the adjustment will be made to the amount payable or transferred. If a surrender charge applies to the withdrawal or surrender, it will be calculated after the application of the Market Value Adjustment. You may obtain information about the current value of a Market Value Adjustment by contacting us at 1-800-533-7881. However, Market Value Adjustments fluctuate daily, and the current value quoted to you may differ from the actual value determined at the time of the adjustment.

GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts are not subject to regulation under the provisions of the Securities Act of 1933 (the "1933 Act") or the 1940 Act. Nevertheless, disclosures regarding the Guarantee Period Accounts are subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in the Prospectus.

Information regarding the features of the Guarantee Period Accounts, including (i) its name, (ii) the currently-offered Guarantee Periods, and (iii) the minimum Guaranteed Interest Rate, is available in an appendix to the Prospectus. See Appendix A—Investment Options Available Under the Contract.

Investment Options. In most jurisdictions, Guarantee Periods ranging from two through ten years may be available. Each Guarantee Period established for the Owner is accounted for separately in a non-unitized segregated account, except in California where it is accounted for in the Company's General Account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. Interest is credited and compounded daily. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions. Once an interest rate is in effect for a Guarantee Period Account, however, the Company may not change it during the duration of the Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.

Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account, on any date other than on the day following the expiration of that Guarantee Period, will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the Sub-Account investing in the Goldman Sachs Government Money Market Fund. The Owner may allocate amounts to any of the Guarantee Periods available.

At least 45 days (but not more than 75 days) prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Service Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration unless (1) less than $1,000 would remain in the Guarantee Period Account on the expiration date, or (2) the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the Goldman Sachs Government Money Market Fund. Where amounts have been renewed automatically in a new Guarantee Period, the Company currently gives the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed with notice at the Company's discretion.

Market Value Adjustment. You could lose some or all previously-credited interest in excess of the minimum Guaranteed Interest Rate due to a negative Market Value Adjustment if amounts are withdrawn or otherwise removed from a Guarantee Period Account prior to the expiration date of the Guarantee Period. Withdrawals, surrenders, transfers, and amounts applied under an annuity option from a Guarantee Period

Account prior to the end of the Guarantee Period may be subject to a Market Value Adjustment, which may be negative. See CHARGES, DEDUCTIONS, AND ADJUSTMENTS—Market Value Adjustment.

Program to Protect Principal and Provide Growth Potential. Under this feature, the Owner elects a Guarantee Period and one or more Sub-Accounts. The Company will then compute the proportion of the initial payment that must be allocated to the Guarantee Period selected, assuming no transfers or withdrawals, in order to ensure that the value in the Guarantee Period Account on the last day of the Guarantee Period will equal the amount of the initial payment, less any Contract fees or charges that are applicable to the Guarantee Period Accounts. The required amount then will be allocated to the pre-selected Guarantee Period Account and the remaining balance to the other investment options selected by the Owner in accordance with the procedures described in "PURCHASING THE CONTRACT AND PURCHASE PAYMENTS" under INFORMATION ON YOUR ACCOUNT.

Withdrawals. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "SURRENDER" and "WITHDRAWALS" under INFORMATION ON YOUR ACCOUNT. In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, including Withdrawals Without Surrender Charge, unless made at the end of the Guarantee Period; and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.

In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted or added to the amount remaining in the Guarantee Period Account. If the entire amount in a Guarantee Period Account is requested, the adjustment will be made to the amount payable. If a surrender charge applies to the withdrawal, it will be calculated as set forth under "SURRENDER CHARGE" under CHARGES, DEDUCTIONS, AND ADJUSTMENTS after application of the Market Value Adjustment.

FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

This discussion is not intended as tax advice and additional tax issues that are not discussed herein may be relevant to your particular situation. A qualified tax adviser should always be consulted with regard to the application of the law to individual circumstances. This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and the courts.

This discussion does not address state or local tax consequences, nor federal estate or gift tax consequences, associated with buying a Contract. In addition, we make no guarantee regarding any tax treatment—federal, state, or local—of any Contract or of any transaction involving a Contract.

B. OUR TAX STATUS

We are taxed as a life insurance company and the operations of the Variable Account are treated as a part of our total operations. The Variable Account is not separately taxed as a "regulated investment company." Investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a contract. We do not anticipate that we will incur federal income tax liability attributable to the income and gains of the Variable Account, and therefore we do not intend to provide for these taxes. If we are taxed on investment income or capital gains of the Variable Account, then we may charge the Variable Account to pay these taxes.

C. TAXATION OF ANNUITIES—GENERAL PROVISIONS AFFECTING NON-QUALIFIED CONTRACTS

1. Tax Deferral During Accumulation Period

Under the Internal Revenue Code, except as described below, increases in the Contract Value of a Non-Qualified Contract are generally not taxable to the Owner or Annuitant until received as annuity payments or otherwise distributed or deemed distributed. However, certain requirements must be satisfied for this general rule to apply, including:

•  the Contract must be owned by an individual;

•  Variable Account investments must be "adequately diversified";

•  we, rather than you, must be considered the Owner of Variable Account assets for federal tax purposes; and

•  annuity payments must appropriately amortize Purchase Payments and Contract earnings; and

•  distributions are generally required upon death.

Non-natural Owner. As a general rule, deferred annuity contracts held by "non-natural persons", such as corporations, trusts or similar entities, are not annuity contracts for federal income tax purposes. The income on these contracts is taxed each year as ordinary income received or accrued by the non-natural Owner. There are exceptions to this general rule for non-natural Owners. Contracts are generally treated as held by a natural person if the nominal Owner is a trust or other entity holding the contract as an agent for a natural person. However, this special exception does not apply to an employer who is the nominal Owner of a contract under a non-qualified deferred compensation plan for its employees.

Additional exceptions to this rule include:

•  certain Contracts acquired by a decedent's estate due to the death of the decedent;

•  certain Qualified Contracts;

•  certain Contracts used with structured settlement agreements; and

•  certain Contracts purchased with a single premium when the Annuity Date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually.

Diversification Requirements. For a Contract to be treated as an annuity for federal income tax purposes, separate account investments must be "adequately diversified". The Treasury Secretary issued regulations prescribing standards for adequately diversifying separate account investments. If the Variable Account failed to comply with these diversification standards, the contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed on the difference between the contract value and the Purchase Payments.

Although we do not control Fund investments, we expect that each Fund will comply with these regulations so that each Subaccount of the Variable Account will be considered "adequately diversified."

Ownership Treatment. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax currently on income and gains produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should generally not be treated as the owner of any assets in the Variable Account, see, however, the discussion below on publicly available funds. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying Variable Account assets.

Post-Death Distributions. In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner. Specifically, Section 72(s) requires that (a) if any Owner dies on or after the Annuity Date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner's death. The designated beneficiary refers to a natural person designated by the Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the sole surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts (see section D below).

Definition of Spouse under Federal Law. The right of a spouse to continue the Contract and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes.

Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Transfers, Assignments, or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange, should consult a tax adviser as to the tax consequences.

Delayed Annuity Dates. If the Annuity Date occurs (or is scheduled to occur) when the Annuitant has reached an advanced age, the Contract might not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract would be currently includible in your income.

The following discussion assumes that the Contract is treated as an annuity contract for tax purposes and that we are treated as the Owner of Variable Account assets.

2. Taxation of Partial and Full Withdrawals

Partial withdrawals from a Non-Qualified Contract are includible in income to the extent the Contract Value exceeds the "investment in the contract". This amount is referred to as the "income on the contract". Full withdrawals are also includible in income to the extent they exceed the "investment in the contract." Investment in the contract equals the total of Purchase Payments minus any amounts previously received from the Contract that were not includible in your income. All amounts includible in income with respect to the Contract are taxed as ordinary income. It is unclear in some cases what value should be used in determining the "income on the Contract." We believe that the "income on the Contract" does not include some measure of the value of certain future type benefits, but the IRS could take a contrary position and include such value in determining the "income on the Contract".

Any assignment or pledge (or agreement to assign or pledge) of Contract Value is treated as a withdrawal. If the entire Contract Value is assigned or pledged, subsequent increases in the Contract Value are also treated as withdrawal for as long as the assignment or pledge remains in place. Investment in the contract is increased by the amount includible in income with respect to such assignment or pledge. If you transfer a contract without full and adequate consideration, to someone other than your spouse (or to a former spouse incident to divorce), you will be taxed on the income on the contract. In this case, the transferee's investment in the contract is increased to reflect the increase in your income.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

Other rules may apply to Qualified Contracts (see section D below).

3. Taxation of Annuity Payments

Normally, the portion of each annuity payment is taxable as ordinary income and equals the payment minus the exclusion amount. The exclusion amount for annuity payments is the payment times the ratio of the investment in the contract allocated to the Annuity Option and adjusted for any period certain or refund feature, to the expected value of the annuity payments.

Once the total amount of the investment in the contract has been recovered, annuity payments will be fully taxable. If annuity payments stop because the Annuitant dies before the total amount of the investment in the contract is recovered, the unrecovered amount generally is allowed as a deduction to the Annuitant in the last taxable year.

4. Taxation of Death Benefit

Amounts may be distributed upon your or the Annuitant's death. Before the Annuity Date, a death benefit is includible in income and:

•  if distributed in a lump sum is taxed like a full withdrawal, or

•  if distributed as life expectancy payments, is taxed like partial withdrawals where, generally, the gain is distributed first.

•  if distributed under an Annuity Option is taxed like annuity payments.

After the Annuity Date, where a guaranteed period exists under a life income annuity option and the Annuitant dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in income as follows:

•  if received in a lump sum are includible in income to the extent they exceed the unrecovered investment in the contract, or

•  if distributed in accordance with the selected annuity option are fully excludable from income until the remaining investment in the contract is deemed to be recovered (as described in 3 above), and thereafter all annuity payments are fully includible in income.

5. Additional Tax on Premature Distributions

If any amount is received or deemed received from the Non-Qualified Contract (before or after the Annuity Commencement Date), the Code applies an additional tax equal to 10% of the portion of the amount includable in gross income, unless an exception applies.

The 10% additional tax will not apply to the following distributions:

1)  Distributions made on or after the date the taxpayer has attained the age of 59 1/2.

2)  Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

3)  Distributions attributable to a taxpayer becoming disabled (as defined in the federal tax law).

4)  A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer (or the joint lives or life expectancies of the taxpayer and the taxpayer's designated Beneficiary).

  If the taxpayer avoids this 10% additional tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% additional tax will be applied retroactively to all the prior periodic payment (i.e., additional tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 591/2 and (b) 5 years have elapsed since the first of these periodic payments.

5)  Distributions made under certain annuities issued in connection with structured settlement agreements.

6)  Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982.

7)  Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

Certain other exceptions to the 10% additional tax as not described herein also may apply. Please consult your tax adviser.

6. Aggregation of Contracts

Contracts issued after October 21, 1988, by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

7. Exchange of Annuity Contracts

We may issue this Contract in exchange for another life insurance or annuity contract. Code Section 1035 permits certain tax-free exchanges of life insurance contracts and annuity contracts for another annuity contract as long as certain requirements are satisfied. If any money or other property is received in the exchange, gain (but not loss) may be recognized under the exchange. If the exchange is tax free, your investment in the contract from the prior contract will carry over to your new Contract.

In addition, the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange").

Under Rev. Proc. 2011-38, a transfer within the scope of the Rev. Proc. will be treated as a tax-free exchange under Section 1035 if no amount, other than an amount received as an annuity for a period of 10 years or more or during one or more lives, is received under either the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, the date the contract is placed in-force). A subsequent direct transfer of all or a portion of either contract is not taken into account for purposes of this characterization if the subsequent transfer qualifies (or is intended to qualify) as a tax-free exchange under Code Section 1035. If an amount is received within 180 days of the exchange, the transfer will be characterized in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. You should consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange or split of annuity contracts.

If the Contract was obtained by a tax-free exchange of an annuity contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come (1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and (4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% additional tax.

8. Partial Annuitization

If part of an annuity contract's value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this "partial annuitization" treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

D. QUALIFIED PLANS

Currently, the Contracts are also available for use in connection with retirement plans which receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code. Contracts offered for use in connection with retirement plans that receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code ("Qualified Plans") are referred to as "Qualified Contracts." Numerous special tax rules apply to the participants in Qualified Plans and to Qualified Contracts. We make no attempt in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. Persons intending to use the contract in connection with qualified plans should consult a tax adviser.

Under the Code, qualified plans generally enjoy tax-deferred accumulation amounts invested in the plan. Therefore, in considering whether or not to purchase a Contract in a qualified plan, you should consider the Contract's features other than tax deferral, including the availability of lifetime annuity payments.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan. For example, for both withdrawals and annuity payments under certain Qualified Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for such contribution, are limited under Qualified Plans. If the Contract is used with a Qualified Plan, you and the Annuitant must be the same individual. If a joint Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a joint Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in their ages. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.

1. Required Minimum Distributions In General

Qualified Contracts are subject to special tax rules specifying the time at which distributions must begin and the amount that must be distributed each year. Distributions of minimum amounts must generally begin by the "required beginning date." In the case of Individual Retirement Annuities, this generally means April 1 of the calendar year following the calendar year in which the Owner attains the "applicable age" under the RMD rules. The required beginning date for 401, 403 and 457 plans is generally April 1 of the calendar year following the later of the year in which the Owner attains the applicable age or retires.

If you were born...	Your "applicable age" is...
Before July 1, 1949	70	1/2
On or after July 1, 1949 and before January 1, 1951	72
On or after January 1, 1951 and before January 1, 1960	73
On or after January 1, 1960	75

There are no required minimum distributions during the Owner's lifetime under Roth IRAs. An excise tax is imposed for the failure to comply with the minimum distribution requirements. This excise tax generally equals 25% of the amount by which a minimum required distribution exceeds the actual distribution. The excise tax is reduced to 10% if a taxpayer receives a distribution, during the "correction window," of the amount of the missed RMD from the same plan to which the excise tax relates and satisfies certain other conditions. The standard death benefit or other optional benefits under your Contract may affect the amount of the minimum required distribution that must be taken from your Contract.

2. Required Minimum Distributions Upon Your Death

Effective January 1, 2020, when an IRA owner or other Qualified Plan participant dies, any remaining interest generally must be distributed within 10 years (or in some cases 5 years) after their death, unless an exception applies. One exception permits an "eligible designated beneficiary" to take distributions over life or a period not exceeding life expectancy (determined using the IRS "Single Life Table"), subject to special rules and limitations. An "eligible designated beneficiary" includes:

1)  the IRA owner's spouse

2)  the IRA owner's minor child (until the child reaches age of majority/age 21),

3)  certain disabled or chronically ill individuals,

4)  an individual who is not more than 10 years younger than the IRA owner.

  We may limit any payment option over life, or period not exceeding life expectancy, to certain categories of eligible designated beneficiaries, or withdraw such payment option(s), at our discretion.

If the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own. The spouse must make the election by the later of:

1)  the end of the calendar year in which the surviving spouse reaches the applicable age, or

2)  the end of the calendar year following the calendar year of the IRA owner's death.

If the owner dies before the Required Beginning Date and the surviving Spouse does not elect to treat the IRA as their own, distributions may be delayed until December 31 of the year the deceased Owner would have attained the applicable age.

If the Owner dies after annuity payments have already begun, any remaining payments under the contract also must be made in accordance with the RMD rules. In some cases, those rules may require that the remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law.

After-death RMD rules for IRAs and other Qualified Plans are complex, and you should consult your tax adviser about how they may apply to your situation.

3. Additional Tax on Early Distributions

A 10% additional tax may apply to the taxable amount of payments from Qualified Contracts. There are exceptions to this additional tax which vary depending on the type of qualified Contract. For Individual Retirement Annuities, the additional tax does not apply, for example, to a payment:

•  made to a beneficiary (or to the Owner's estate) on or after the Owner's death;

•  attributable to the Owner becoming disabled under Code Section 72(m)(7);

•  Part of a series of substantially equal periodic payments (not less frequently than annually — "SEPPs") made for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of such Owner and a designated beneficiary ("SEPP Exception");

  If the taxpayer avoids this 10% additional tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death, disability or a method change allowed by Rev. Rul. 2022-6), the 10% additional tax will be applied retroactively to all the prior periodic payments (i.e., additional tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

•  Qualified reservist distribution under Code Section 72(t)(2)(G) upon a call to active duty;

•  Made on account of an IRS levy on the IRA under Code Section 72(t)(2)(A)(vii); or

•  Made as a "direct rollover" or other timely rollover to an Eligible Retirement Plan;

•  Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions in Code Section 72(t)(2)(D) are met;

•  Not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7);

•  For a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8); or

•  Made on account of a qualified birth or adoption; or

•  Made to a terminally ill Owner.

The taxpayer must meet certain requirements in order for these exceptions to apply. Certain other exceptions to the 10% additional tax not described herein also may apply. Please consult your tax adviser.

5. Other Considerations

Qualified Contracts are amended to conform to tax qualification requirements. However, you are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, we are not bound by terms and conditions of Qualified Plans if they are inconsistent with the Contract.

6. Qualified Plan Types

Individual Retirement Annuities. The Code permits eligible individuals to contribute to an individual retirement annuity known as an "IRA." IRAs limit the amounts contributed, the persons eligible and the time when distributions start. Also, subject to direct rollover and mandatory withholding requirements, distributions from other types of qualified plans generally may be "rolled over" on a tax-deferred basis into an IRA. The Contract may not fund a "Coverdell Education Savings Account" (formerly known as an "Education IRA").

Distributions from eligible retirement plans that are rolled over to an IRA within 60 days are not immediately taxable. However, an individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual's IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers between IRAs or conversions to Roth IRAs.

Simplified Employee Pensions (SEP IRAs). The Code allows employers to establish simplified employee pension plans, using the employees' IRAs. Under these plans the employer may make limited deductible contributions on behalf of the employees to IRAs. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

SIMPLE IRAs. The Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

Roth IRAs. The Code permits contributions to an IRA known as a "Roth IRA." Roth IRAs differ from other IRAs in certain respects, including:

•  Roth IRA contributions are never deductible,

•  "qualified distributions" from a Roth IRA are excludable from income,

•  mandatory distribution rules do not apply before death,

•  a rollover to a Roth IRA must be a "qualified rollover contribution," under the Code, and

•  special eligibility requirements apply.

All or part of an IRA may be converted into a Roth IRA without taking an actual distribution. You may convert by notifying the IRA issuer or trustee. A conversion typically results in the inclusion of some or all of the IRA value in gross income, except that the additional 10% tax generally does not apply on the conversion.

Any "qualified distribution", as defined in Code Section 408A, from a Roth IRA is excludible from gross income. A qualified distribution includes a distribution made after you reach age 59 1/2, after your death, because of your disability, or made to a first-time homebuyer. A qualified distribution can only be made after the first five tax years after the year for which you (or your spouse) made a contribution to any Roth IRA established for your benefit.

Pension and Profit-Sharing Plans. The Code permits employers to establish types of tax-favored retirement plans for employees. The Self-Employed Individuals Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh" permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts in order to provide benefits under the plans. These types of plans may be subject to rules under Sections 401(a)(11) and 417 of the Code that provide rights to a spouse or former spouse of a participant. In such a case, the participant may need the consent of the spouse or former spouse to change annuity options or to make a partial or full withdrawal of the Contract. Employers intending to use the Contract in connection with such plans should seek competent advice.

Tax-sheltered Annuities. Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of Purchase Payments from taxable gross income. These annuity contracts are commonly referred to as "tax-sheltered annuities". If you purchase a Contract for such purposes, you should seek competent advice as to eligibility, limitations on permissible amounts of Purchase Payments and other tax consequences associated with the Contracts.

Tax-sheltered annuity contracts are subject to certain restrictions on withdrawals of contributions and earnings. These limitations on withdrawals generally do not apply to the extent you direct us to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account. You should consult your tax adviser about how these rules apply to you.

We generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers, or surrenders you request from a 403(b) Contract comply with applicable tax requirements and decline those that are not.

Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations. The Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the Contracts in connection with such plans should seek competent advice.

7. Direct Rollovers

If the Contract is used with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code or with an eligible government deferred compensation plan that is qualified under Section 457(b), any "eligible rollover distribution" from the Contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any distribution from such a qualified retirement plan, excluding certain amounts such as:

•  minimum distributions required under Section 401(a)(9) of the Code;

•  certain distributions for life, life expectancy, or for ten years or more which are part of a "series of substantially equal periodic payments;" and

•  hardship distributions.

Under these requirements, federal income tax equal to 20% of the taxable portion of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you (or your beneficiary) elect to have it directly transferred to certain types of qualified retirement plans or IRAs. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

E. FEDERAL INCOME TAX WITHHOLDING

We withhold and send to the U.S. Government a part of the taxable portion of each distribution unless you notify us before distribution of an available election not to have any amounts withheld. In certain circumstances, we may be required to withhold tax and you will not be able to elect out of withholding. The withholding rates for the taxable portion of periodic annuity payments are the same as the withholding rates for wage payments. The withholding rate for the taxable portion of non-periodic payments is 10%. The withholding rate for eligible rollover distributions is 20%. Regardless of any "election out" (or any amount of tax withheld) on an amount received from a Contract, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under the estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

Payees that are not U.S. citizens or resident aliens will generally be subject to U.S. federal withholding tax on taxable distributions from the Contract at a 30% rate unless a lower treaty rate applies. In addition, if we do not have appropriate documentation establishing the payee's status (e.g., a Form W-9 or applicable Form W-8), we could be required to withhold 30% on certain payments from the Contract under the Foreign Account Tax Compliance Act (or FATCA). The FATCA rules are complex. Please consult your tax adviser.

F. OTHER TAX ISSUES

1. Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss the federal estate tax implications of the Contract in detail, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

Under certain circumstances, the Code may impose a "generation skipping transfer tax" ("GST") when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

2. Medicare Tax

Distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to taxpayers whose income exceeds certain threshold amounts. Please consult a tax adviser for more information.

3. Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service has ruled that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

4. Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under federal tax law.

5. Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Funds. At least annually, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Contract's Accumulated Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and other statements unless the Owner notifies the Service Office.

LOANS (QUALIFIED CONTRACTS ONLY)

Loans are available to Owners of TSA Contracts (i.e., contracts issued under Section 403(b) of the Code) and to Contracts issued to plans qualified under Sections 401(a) and 401(k) of the Code. You must use a Company form to request a loan. You may obtain Company forms by calling 1-800-533-7881. Loans are subject to provisions of the Code and to applicable qualified retirement plan rules. Loans from qualified Contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, the number of allowable loans and the manner in which the loan must be repaid. Failure to follow these rules will result in the loan being treated as a withdrawal includible in income and possibly subject to a 10% additional tax. (You should always consult your tax adviser and retirement plan fiduciary prior to exercising loan privileges.)

Loaned amounts will be withdrawn first from Sub-Account and Fixed Account values on a pro-rata basis until exhausted. Thereafter, any additional amounts will be withdrawn from the Guarantee Period Accounts (pro rata by duration and LIFO within each duration), subject to any applicable Market Value Adjustments. The maximum loan amount will be determined under the Company's maximum loan formula. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Contract and the amount borrowed will be transferred to a loan asset account within the Company's General Account, where it will accrue interest at a specified rate below the then-current loan rate. Generally, loans must be repaid within five years or less, and repayments must be made quarterly and in substantially equal amounts. Repayments will be allocated pro rata in accordance with the most recent payment allocation, except that any allocations to a Guarantee Period Account will be allocated instead to the Sub-Account investing in the Goldman Sachs Government Money Market Fund.

Amounts borrowed under a Contract do not participate in the investment experience of the Contract's investment options, and can therefore affect your Accumulated Value and death benefit whether or not the loan is repaid.

While a loan is outstanding, and if otherwise allowed, you may continue to make purchase payments to the Contract through your 403(b) or qualified plan.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to close Sub-Accounts to new investments or transfers, and to make substitutions for the shares of the funds that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Funds no longer are available for investment or if, in the Company's judgment, further investment in any Underlying Fund should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may withdraw the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to the Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.

The Company also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares corresponding to a new underlying fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Funds also are issued to separate accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Funds also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although neither the Company nor any of the underlying investment companies currently foresee any such disadvantages to either variable life owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts between such owners, and to determine what action, if any, should be taken in response thereto. If the trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

The Company reserves the right, subject to compliance with applicable law, to:

(1)  transfer assets from the Variable Account or any of its Sub-Accounts to another of the Company's separate accounts or Sub-Accounts having assets of the same class;

(2)  to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law;

(3)  to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act;

(4)  to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Sub-Account, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account;

(5)  to change the methodology for determining the net investment factor;

(6)  to change the names of the Variable Account or of the Sub-Accounts; and

(7)  to combine with other Sub-Accounts or other Variable Accounts of the Company.

If any of these substitutions or changes are made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

ADDITIONAL INFORMATION

CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation. Any such changes will apply uniformly to all Contracts that are affected. You will be given written notice of such changes.

VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Fund, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to Contract in the same proportion. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Fund. During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Fund share. During the annuity period, the number of Underlying Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's Variable Annuity by the net asset value of one Underlying Fund share. Ordinarily, the Annuitant's voting interest in the Underlying Fund will decrease as the reserve for the Variable Annuity is depleted.

DISTRIBUTION

Global Atlantic Distributors LLC (the "Distributor"), a Delaware company located at One Financial Plaza, 755 Main Street, 24th Floor, Hartford, CT, 06103, is principal underwriter for the Contracts. The Distributor is a wholly-owned subsidiary of Global Atlantic (Fin) Company and an affiliate of the Company due to common ownership.

Your investment professional may receive compensation for selling this policy to you in the form of commissions, additional payments, and non-cash compensation. We may share the revenue we earn on this policy with your investment professional's firm. This conflict of interest may influence your investment professional to recommend this policy over another investment for which the investment professional is not compensated or compensated less.

The Company pays commissions to registered representatives who sold the policy based on a commission schedule. The Company paid commissions not to exceed 6.0% of payments to registered representatives who sold the contracts. Certain registered representatives may receive commissions not to exceed 6.0% on subsequent payments. Alternative commission schedules may be in effect that paid lower initial commission amounts based on payments, plus ongoing annual compensation of up to 1% of Accumulated Value. Certain managers were paid overriding commissions ranging up to no more than 2% of payments.

The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account, which may include amounts derived from mortality and expense risk charges. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable

Account. Any surrender charges assessed on the Contract will be retained by the Company except for amounts it may pay to Global for services it performs and expenses it may incur as principal underwriter and general distributor.

In light of the compensation that investment professionals often receive for selling life insurance policies and other investments, some investment professionals may have a financial incentive to offer you a new policy in place of the one you already own. You should exchange a policy you already own only if you determine, after comparing the features, fees, and risks of both policies, and any fees or penalties to terminate the existing contract, that it is better for you to purchase the new policy rather than continue to own your existing policy.

LEGAL MATTERS

There continues to be significant federal and state regulatory activity relating to financial services companies. We are subject to various legal proceedings and claims incidental to or arising in the ordinary course of our business. In the future, we may be subject to additional lawsuits, arbitration proceedings and/or regulatory/legal proceedings. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of our known legal proceedings or claims to result in a material adverse effect on the Company or its Variable Account or the ability of the Distributor to perform its obligations.

FINANCIAL INFORMATION

You can find financial statements for us and the Variable Account in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your financial representative or contact us. The back cover page of this prospectus includes instructions on how to request a Statement of Additional Information from us.

GLOSSARY OF SPECIAL TERMS

Accumulated Value: the total value of all Accumulation Units in the Sub-Accounts plus the value of all accumulations in the Fixed Account and Guarantee Period Accounts credited to the Contract on any date before the Annuity Date.

Accumulation Unit: a unit of measure used to calculate the value of a Sub-Account before annuity benefit payments begin.

Annuitant: the person designated in the Contract upon whose life annuity benefit payments are to be made.

Annuity Date: the date on which annuity benefit payments begin. This date may not be later than the first day of the month before the Annuitant's 90th birthday.

Annuity Unit: a unit of measure used to calculate the value of the periodic annuity benefit payments under the Contract.

Company (we, us, our): unless otherwise specified, any reference to the "Company" and "we," "us," and "our" shall refer exclusively to Commonwealth Annuity and Life Insurance Company.

Cumulative Earnings: the Accumulated Value reduced by total payments not previously withdrawn.

Fixed Account: an investment option under the Contract that guarantees principal and a fixed minimum interest rate and which is part of the Company's General Account.

Fund: Each Fund option (or Sub-Account) invests in the shares of a single underlying mutual fund. We refer to that underlying mutual fund as a "Fund."

General Account: all the assets of the Company other than those held in a separate account.

Guarantee Period: the number of years that a Guaranteed Interest Rate is credited.

Guarantee Period Account: an account which corresponds to a Guaranteed Interest Rate for a specified Guarantee Period.

Guaranteed Interest Rate: the annual effective rate of interest, after daily compounding, credited to a Guarantee Period Account.

Market Value Adjustment: a positive or negative adjustment that may be assessed if any portion of a Guarantee Period Account is withdrawn or transferred or otherwise removed prior to the end of its Guarantee Period.

Owner (You): the person, persons or entity entitled to exercise the rights and privileges under this Contract. Joint Owners are permitted if one of the two is the Annuitant.

Service Office: Se2, LLC (an affiliate of Security Distributors, Inc.) and its affiliates (collectively, "se2") provides administrative, accounting, and other services to the Company. The principal administrative offices of se2 are located at One Security Benefit Place Topeka, KS 66675, Telephone 1-800-533-7881. Requests received in good order at the Service Office prior to the close of business on a Valuation Day will be deemed to be received on that Valuation Day. Requests received in good order at the Service Office on or after the close of business on a Valuation Day, or on a non-Valuation Day, will be deemed to be received on the next Valuation Day.

Sub-Account (or Fund option): a subdivision of the Variable Account investing exclusively in the shares of a corresponding Underlying Fund.

Surrender Value: the Accumulated Value of the Contract on full surrender after application of any applicable Contract fee, surrender charge, rider charge and Market Value Adjustment.

Valuation Date: a day on which the net asset value of the shares of any of the Funds is determined and unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, as well as each day otherwise required.

Valuation Period: The time span between the close of trading on the New York Stock Exchange from one Valuation Date to the next.

Variable Account: Separate Account VA-K, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company. Assets of the Variable Account are not chargeable with liabilities arising out of any other business which the Company may conduct.

APPENDIX A

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

VARIABLE OPTIONS

The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time. You can also request this information at no cost by calling 1-800-533-7881 or emailing us at ProspectusRequest@zinnia.com.

The current expenses and performance information below reflect fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund's past performance is not necessarily an indication of future performance.

The availability of variable investment options may vary depending on the selling firm through which your Contract was purchased. See Appendix F—Financial Intermediary Variations for more information.

			Average Annual Total Returns (as of Dec. 31, 2025)
Fund Objective	Fund — Share Class (Adviser / Sub-Adviser)	Current Expenses	1 Year	5 Year	10 Year
Seeks to provide a high level of current income.	Eaton Vance VT Floating-Rate Income Fund — Initial Class(2) Advised by Eaton Vance Management	1.19%	3.95%	4.64%	4.43%
Seeks to provide total return.	Global Atlantic BlackRock Allocation Portfolio — Class I Advised by Global Atlantic Investment Advisers, LLC Sub-advised by BlackRock Investment Management, LLC	0.52%	15.77%	7.74%	—
Seeks to provide long-term capital appreciation.	Global Atlantic BlackRock Disciplined Core Portfolio — Class I Advised by Global Atlantic Investment Advisers, LLC Sub-advised by BlackRock Investment Management, LLC	0.53%	32.60%	8.36%	—
Seeks to provide long-term capital appreciation.	Global Atlantic BlackRock Disciplined Core Portfolio — Class II Advised by Global Atlantic Investment Advisers, LLC Sub-advised by BlackRock Investment Management, LLC	0.78%	32.33%	8.12%	—
Seeks to provide long-term capital appreciation.	Global Atlantic BlackRock Disciplined Growth Portfolio — Class I Advised by Global Atlantic Investment Advisers, LLC Sub-advised by BlackRock Investment Management, LLC	0.52%	22.55%	—	—

			Average Annual Total Returns (as of Dec. 31, 2025)
Fund Objective	Fund — Share Class (Adviser / Sub-Adviser)	Current Expenses	1 Year	5 Year	10 Year
Seeks to provide long-term capital appreciation.	Global Atlantic BlackRock Disciplined International Core Portfolio — Class I(3) Advised by Global Atlantic Investment Advisers, LLC Sub-advised by BlackRock Investment Management, LLC	0.84%	20.22%	14.90%	—
Seeks to provide long-term capital appreciation.	Global Atlantic BlackRock Disciplined International Core Portfolio — Class II(3) Advised by Global Atlantic Investment Advisers, LLC Sub-advised by BlackRock Investment Management, LLC	1.09%	19.83%	14.60%	—
Seeks to provide long-term capital appreciation.	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio — Class I Advised by Global Atlantic Investment Advisers, LLC Sub-advised by BlackRock Investment Management, LLC	0.69%	10.12%	6.96%	—
Seeks to provide long-term capital appreciation.	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio — Class II Advised by Global Atlantic Investment Advisers, LLC Sub-advised by BlackRock Investment Management, LLC	0.94%	9.90%	6.69%	—
Seeks to provide long-term capital appreciation.	Global Atlantic BlackRock Disciplined Value Portfolio — Class I Advised by Global Atlantic Investment Advisers, LLC Sub-advised by BlackRock Investment Management, LLC	0.60%	17.17%	12.42%	—
Seeks to provide total return.	Global Atlantic BlackRock High Yield Portfolio — Class I Advised by Global Atlantic Investment Advisers, LLC Sub-advised by BlackRock Investment Management, LLC	0.66%	6.87%	4.15%	—

			Average Annual Total Returns (as of Dec. 31, 2025)
Fund Objective	Fund — Share Class (Adviser / Sub-Adviser)	Current Expenses	1 Year	5 Year	10 Year
Seeks to provide total return consisting of capital appreciation and income.	Global Atlantic Goldman Sachs Core Fixed Income Portfolio — Class I Advised by Global Atlantic Investment Advisers, LLC Sub-advised by Goldman Sachs Asset Management, L.P.	0.52%	7.80%	-0.53%	—
Seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.	Goldman Sachs Government Money Market Fund — Service Shares(1) Advised by Goldman Sachs Asset Management, L.P.	0.43%	3.94%	2.98%	1.90%
Seeks total return while seeking to provide volatility management.	Goldman Sachs Trend Driven Allocation Fund — Service Shares(1)(3) Advised by Goldman Sachs Asset Management, L.P.	0.96%	9.89%	5.91%	5.77%
Seeks both capital appreciation and current income.	Invesco V.I. Equity and Income Fund — Series II Advised by Invesco Advisers, Inc.	0.82%	12.52%	8.68%	8.64%
Seeks total return.	Invesco V.I. Global Strategic Income Fund — Series II(1) Advised by Invesco Advisers, Inc.	1.20%	12.75%	1.39%	2.76%
Seeks long-term growth of capital.	Invesco V.I. Health Care Fund — Series I Advised by Invesco Advisers, Inc.	0.99%	15.33%	3.80%	6.58%
Seeks total return.	MFS® Utilities Series — Service Class(1) Advised by MFS	1.03%	14.76%	7.38%	9.22%

(1)  This Fund's annual expenses reflect temporary fee reductions pursuant to an expense reimbursement or fee waiver arrangement.

(2)  Effective November 15, 2010, the Eaton Vance VT Floating-Rate Fund closed to new payment allocations and transfers of Contract Value.

(3)  This Fund employs a managed volatility strategy. Read the Fund's prospectus for more information related to managed volatility strategies.

FIXED INVESTMENT OPTIONS

The following is a list of fixed options currently available under the Contract. To the extent permitted by the Contract, we may change the features of the fixed options listed below, offer new fixed options, and terminate existing fixed options. We will provide you with written notice before doing so. See APPENDIX B—MORE INFORMATION ABOUT THE FIXED ACCOUNT; GUARANTEE PERIOD ACCOUNTS; and CHARGES, DEDUCTIONS, AND ADJUSTMENTS—Market Value Adjustment for more information.

Note: If amounts are withdrawn or otherwise removed from a Guarantee Period Account before the end of the Guarantee Period, a Market Value Adjustment may apply, which may be negative. This may reduce the value of your investment.

The availability of fixed options may vary depending on the selling firm through which your Contract was purchased. See Appendix F—Financial Intermediary Variations for more information.

Name	Term (Guarantee Period)	Minimum Guaranteed Interest Rate
Fixed Account	N/A	3%
Guarantee Period Account	2 years	3%
	3 years	3%
	4 years	3%
	5 years	3%
	6 years	3%
	7 years	3%
	8 years	3%
	9 years	3%
	10 years	3%

APPENDIX B

MORE INFORMATION ABOUT THE FIXED ACCOUNT

Information regarding the features of the Fixed Account, including (i) its name, and (ii) the guaranteed minimum interest rate, is available in an appendix to the Prospectus. See APPENDIX A—INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account are not generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed portion of the annuity contract and the Fixed Account are subject to the provisions of the 1933 Act concerning the accuracy and completeness of statements made in the Prospectus.

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to separate accounts. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. The General Account is not segregated or insulated from the claims of the insurance company's creditors. Any amounts allocated to the Fixed Account or amounts that we guarantee in excess of your Contract Value are subject to our financial strength and claim's paying ability, and are subject to the risk that the insurance company may not be able to cover, or may default on, its obligations under those guarantees. Purchase payments and Contract value allocated to the General Account during the accumulation phase are guaranteed by the Company as to principal and a minimum rate of interest, less any applicable fees and charges. Amounts allocated to the General Account accumulate compound interest daily. For one year from the date an amount is initially allocated to the General Account, the applicable rate of interest will not be modified by us for one year. At the end of that one year period (and each successive one year period thereafter), a new rate of interest will apply for another year. We declare interest rates for the General Account in our sole discretion, subject to the guaranteed minimum interest rate specified below. We may declare new rates for initial allocations to the General Account at any time. Different interest rates may apply to purchase payments and Contract value initially allocated to the General Account at different times. For information about current rates, contact us at our Service Office.

The Company will credit amounts allocated to the Fixed Account with interest at an effective annual rate of at least 3%, compounded daily. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If a Contract is surrendered, or if an amount in excess of the Withdrawal Without Surrender Charge is withdrawn while the Contract is in force and before the Annuity Date, a surrender charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Contract for at least nine full Contract years. No interest is credited to amounts withdrawn or otherwise removed from the General Account.

Transfers to or from the Fixed Account. Transfers to or from the Fixed Account are subject to the Company's then-current rules on Disruptive Trading, as may be amended from time to time. In addition, the Company reserves the right to impose reasonable rules on transfers, including but not limited to the frequency, timing, and amount of transfers to or from the Fixed Account. The Company reserves the right to amend its Disruptive Trading and/or other transfer rules in its sole discretion. Certain states may also impose restrictions on payments and transfers to the Fixed Account.

See DISTRUPTIVE TRADING, TRANSFER PRIVILEGE, and AUTOMATIC TRANSFERS AND AUTOMATIC REBALANCING OPTIONS for additional information about transfers to or from the Fixed Account.

B-1

APPENDIX C

SURRENDER CHARGES

Surrender Charges

Full Surrender—Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the current Accumulated Value or the accumulated earnings in the Contract. The table below presents examples of the surrender charge resulting from a full surrender, based on Hypothetical Accumulated Values.

Contract Year	Hypothetical Accumulated Value	Withdrawal Without Surrender Charge Amount	Surrender Charge Percentage	Surrender Charge
1	$54,000.00	$5,400.00	8%	$3,888.00
2	58,320.00	8,320.00	8%	4,000.00
3	62,985.60	12,985.60	7%	3,500.00
4	68,024.45	18,024.45	6%	3,000.00
5	73,466.40	23,466.40	5%	2,500.00
6	79,343.72	29,343.72	4%	2,000.00
7	85,691.21	35,691.21	3%	1,500.00
8	92,546.51	42,546.51	2%	1,000.00
9	99,950.23	49,950.23	1%	500.00
10	107,946.25	57,946.25	0%	0.00

Withdrawals—Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the current Accumulated Value or the accumulated earnings in the Contract and there are withdrawals as detailed below. The table below presents examples of the surrender charge resulting from withdrawals, based on Hypothetical Accumulated Value.

Contract Year	Hypothetical Accumulated Value	Withdrawals	Withdrawal Without Surrender Charge Amount	Surrender Charge Percentage	Surrender Charge
1	$54,000.00	$0.00	$5,400.00	8%	$0.00
2	58,320.00	0.00	8,320.00	8%	0.00
3	62,985.60	0.00	12,985.60	7%	0.00
4	68,024.45	30,000.00	18,024.45	6%	718.53
5	41,066.40	10,000.00	4,106.68	5%	294.67
6	33,551.72	5,000.00	3,355.17	4%	65.79
7	30,835.85	10,000.00	3,083.59	3%	207.49
8	22,502.72	15,000.00	2,250.27	2%	254.99
9	8,102.94	0.00	810.29	1%	0.00
10	8,751.17	0.00	1,248.45	0%	0.00

C-1

APPENDIX D

STANDARD DEATH BENEFIT

Part 1: Death of the Annuitant

Death Benefit Assuming No Withdrawals

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

Contract Year	Hypothetical Accumulated Value	Withdrawal Market Value Adjustment	Death Benefit (a)	Death Benefit (b)	Death Benefit (c)	Hypothetical Death Benefit
1	$53,000.00	$0.00	$53,000.00	$52,500.00	$50,000.00	$53,000.00
2	53,530.00	500.00	54,030.00	55,125.00	53,000.00	55,125.00
3	58,883.00	0.00	58,883.00	57,881.25	55,125.00	58,883.00
4	52,994.70	500.00	53,494.70	60,775.31	58,883.00	60,775.31
5	58,294.17	0.00	58,294.17	63,814.08	60,775.31	63,814.08
6	64,123.59	500.00	64,623.59	67,004.78	63,814.08	67,004.78
7	70,535.95	0.00	70,535.95	70,355.02	67,004.78	70,535.95
8	77,589.54	500.00	78,089.54	73,872.77	70,535.95	78,089.54
9	85,348.49	0.00	85,348.49	77,566.41	78,089.54	85,348.49
10	93,883.34	0.00	93,883.34	81,444.73	85,348.49	93,883.34

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a), (b), or (c).

Death Benefit Assuming Withdrawals

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are withdrawals as detailed in the table below and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

Year	Hypothetical Accumulated Value	Withdrawals	Withdrawal Market Value Adjustment	Death Benefit (a)
1	$53,000.00	$0.00	$0.00	$53,000.00
2	53,530.00	0.00	500.00	54,030.00
3	3,883.00	50,000.00	0.00	3,883.00
4	3,494.70	0.00	500.00	3,994.70
5	3,844.17	0.00	0.00	3,844.17
6	4,228.59	0.00	500.00	4,728.59
7	4,651.45	0.00	0.00	4,651.45
8	5,116.59	0.00	500.00	5,616.59
9	5,628.25	0.00	0.00	5,628.25
10	691.07	5,000.00	0.00	691.07

Year	Death Benefit (b)	Death Benefit (c)	Hypothetical Death Benefit
1	$52,500.00	$50,000.00	$53,000.00
2	55,125.00	53,000.00	55,125.00
3	4,171.13	3,972.50	4,171.13
4	4,379.68	4,171.13	4,379.68
5	4,598.67	4,379.68	4,598.67
6	4,828.60	4,598.67	4,828.60
7	5,070.03	4,828.60	5,070.03
8	5,323.53	5,070.03	5,616.59
9	5,589.71	5,616.59	5,628.25
10	712.70	683.44	712.70

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a), (b), or (c).

Part 2: Death of the Owner Who is Not the Annuitant

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

Year	Hypothetical Accumulated Value	Hypothetical Market Value Adjustment	Hypothetical Death Benefit
1	$53,000.00	$0.00	$53,000.00
2	53,530.00	500.00	54,030.00
3	58,883.00	0.00	58,883.00
4	52,994.70	500.00	53,494.70
5	58,294.17	0.00	58,294.17
6	64,123.59	500.00	64,623.59
7	70,535.95	0.00	70,535.95
8	77,589.54	500.00	78,089.54
9	85,348.49	0.00	85,348.49
10	93,883.34	0.00	93,883.34

The Hypothetical Death Benefit is the Accumulated Value increased by any positive Market Value Adjustment.

APPENDIX E

MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER

Effective January 31, 2002, the Company terminated the availability of the optional Minimum Guaranteed Annuity Payout (M-GAP) Rider. This termination does not affect M-GAP Riders issued prior to January 31, 2002 except that Owners who have previously elected the M-GAP Rider will not be able to purchase a new M-GAP Rider under the repurchase feature.

The M-GAP Rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase, after a ten year or fifteen year waiting period, subject to the conditions described below. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is determined. The Minimum Guaranteed Annuity Payout Benefit Base is the value that will be annuitized should you exercise the Rider. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed annuity option rates listed under the Annuity Option Tables in the Contract. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:

(a)  the Accumulated Value increased by any positive Market Value Adjustment, if applicable, on the Contract Anniversary that the M-GAP Benefit Base is being determined;

(b)  the Accumulated Value on the effective date of the Rider accumulated daily at an effective annual yield of 5% plus gross payments made thereafter accumulated daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or

(c)  the highest Accumulated Value on any Contract anniversary since the Rider effective date, as determined after being increased for subsequent payments and any positive Market Value Adjustment, if applicable, and proportionately reduced for subsequent withdrawals.

For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal by the following fraction:

Amount of the withdrawal

Accumulated Value determined immediately prior to the
withdrawal

Exercising the M-GAP Rider.

•  The Owner may only exercise the M-GAP Rider within thirty days after any Contract anniversary following the expiration of a ten or fifteen-year waiting period from the effective date of the Rider.

•  The Owner may only annuitize under a fixed annuity payout option involving a life contingency as provided under "DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS" in the Prospectus.

•  The Owner may only annuitize at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Contract.

Terminating the M-GAP Rider.

The Owner may not terminate the M-GAP Rider prior to the seventh Contract anniversary after the effective date of the Rider. The Owner may terminate the Rider at any time after the seventh Contract anniversary following the effective date of the Rider. The Rider will terminate automatically upon surrender of the Contract or the date that a death benefit is payable if the Contract is not continued under "THE SPOUSE OF THE OWNER AS BENEFICIARY" under STANDARD DEATH BENEFIT in the Prospectus.

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From time to time the Company may illustrate minimum guaranteed income amounts under the M-GAP Rider for individuals based on a variety of assumptions, including varying rates of return on the value of the Contract during the accumulation phase, annuity payout periods, annuity payout options and M-GAP Rider waiting periods. Any assumed rates of return are for purposes of illustration only and are not intended as a representation of past or future investment rates of return.

For example, the illustration below assumes an initial payment of $100,000 for an Annuitant age 60 (at issue) and exercise of an M-GAP Rider with a ten-year waiting period. The illustration assumes that no subsequent payments or withdrawals are made and that the annuity payout option is a Life Annuity With Payments Guaranteed for 10 Years. The values below have been computed based on a 5% net rate of return and are the guaranteed minimums that would be received under the M-GAP Rider. The minimum guaranteed benefit base amounts are the values that will be annuitized. Minimum guaranteed annual income values are based on a fixed annuity payout.

CONTRACT ANNIVERSARY AT EXERCISE	MINIMUM GUARANTEED BENEFIT BASE	MINIMUM GUARANTEED ANNUAL INCOME(1)
10	$162,889	$12,153
15	$207,892	$17,695

(1)  Other fixed annuity options involving a life contingency other than Life Annuity With Payments Guaranteed for 10 Years. See "DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS" in the Prospectus.

The M-GAP Rider does not create Accumulated Value or guarantee performance of any investment option. Because this Rider is based on guaranteed actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by applying the then current annuity factors. Therefore, the Rider should be regarded as providing a guarantee of a minimum amount of annuity income. As described above, withdrawals will reduce the benefit base.

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APPENDIX F

FINANCIAL INTERMEDIARY VARIATIONS

There may be variations in the availability of investment options, Contract benefits, and other Contract features described in this Prospectus—including restrictions, limitations, and other variations—which may apply depending on the broker-dealer through which your Contract was purchased or continues to be serviced. For example, your financial professional may not recommend a particular investment option or contract benefit to you. Any such variations are unknown to us. Furthermore, based on several considerations (e.g., that we do not administer financial intermediary variations, the large number of broker-dealers through whom the Contracts were distributed, and the terms of our existing selling agreements), we cannot identify such variations, if any, without unreasonable effort or incurring unreasonable expense.

You should discuss with your financial professional any limitations, restrictions, or other variations related to the investment options, Contract benefits, or other Contract features.

F-1

The Statement of Additional Information (SAI) contains additional information about the Contract, us, and the Variable Account, including financial statements. The SAI is dated the same date as this prospectus, and the SAI is incorporated by reference into this prospectus.

You may request a free copy of the SAI or submit inquiries by:

•  Mailing: Commonwealth Annuity and Life Insurance Company
PO Box 758554
Topeka, Kansas 66675

•  Calling: 1-800-533-7881

You may also obtain reports and other information about the Variable Account on the SEC's website at www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR Contract Identifier: C000026811

STATEMENT OF ADDITIONAL INFORMATION

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA-K

COMMONWEALTH ANNUITY ADVANTAGE

EXECANNUITY PLUS 93 AND EXECANNUITY PLUS 91

FLEXIBLE PAYMENT DEFERRED VARIABLE AND FIXED ANNUITY CONTRACTS

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectuses dated May 1, 2026 (the “Prospectuses”) for Commonwealth Annuity Advantage and ExecAnnuity Plus, each a flexible payment deferred variable and fixed annuity contract of Separate Account VA-K (the "Separate Account" or the "Variable Account")of Commonwealth Annuity and Life Insurance Company. The Prospectuses may be obtained from Annuity Client Services, Commonwealth Annuity and Life Insurance Company, PO Box 758554, Topeka, KS 66675, telephone 1-800-533-7881.

Unless otherwise indicated, all terms used in this Statement of Additional Information have the same meaning as when used in the Prospectuses.

DATED: May 1, 2026

NON-PRINCIPAL RISKS OF INVESTING IN THE CONTRACT AND ADDITIONAL RISK INFORMATION	3

CALCULATION OF MARKET VALUE ADJUSTMENT	3

GENERAL INFORMATION AND HISTORY	6

SERVICES	6

EXPERTS

UNDERWRITERS	7

ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION	8

FINANCIAL STATEMENTS	9

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NON-PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

All non-principal risks of investing in the Contracts are disclosed in the Prospectuses.

CALCULATION OF MARKET VALUE ADJUSTMENT

If you own the Commonwealth Annuity Advantage contract, you could lose some or all previously-credited interest in excess of the minimum Guaranteed Interest Rate due to a negative Market Value Adjustment if amounts are withdrawn or otherwise removed from a Guarantee Period Account prior to the expiration date of the Guarantee Period. Withdrawals, surrenders, transfers, and amounts applied under an annuity option from a Guarantee Period Account prior to the end of the Guarantee Period may be subject to a Market Value Adjustment, which may be negative. See GUARANTEE PERIOD ACCOUNTS and CHARGES, DEDUCTIONS, AND ADJUSTMENTS - MARKET VALUE ADJUSTMENT in the Prospectus.

The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account before deduction of any Surrender Charge by the market value factor. The market value factor for each Guarantee Period Account is equal to:

[(1+i)/(1+j)]n/365 – 1

where:	i	is the Guaranteed Interest Rate expressed as a decimal for (example: 3% = 0.03) being credited to the current Guarantee Period;

j	is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

n	is the number of days remaining from the Effective Valuation Date to the end of the current Guarantee Period.

Market Value Adjustment Examples

The market value factor is: [(1+i)/(1+j)]n/365 – 1

For purposes of the examples below:

i = the guaranteed interest rate being credited to the guarantee period.

j = the guaranteed interest rate on the date of surrender for the guarantee period with a duration equal to the number of years remaining in the current guarantee period, rounded to the next higher number of whole years.

n = the number of days from the date of surrender to the expiration date of the guarantee period.

The following examples assume:

1.	The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.

2.	The date of surrender is seven years (2,555 days) from the expiration date.

3.	The value of the Guarantee Period Account is equal to $62,985.60 at the end of three years.

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4.	No transfers or withdrawals affecting this Guarantee Period Account have been made.

5.	Surrender charges, if any, are calculated in the same manner as shown in the examples in Part 1 of Appendix C in the prospectus.

Negative Market Value Adjustment (Capped)*

Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11

The market value factor	= [(1+i)/(1+j)]n/365 – 1

= [(1+.08)/(1+.11)]2555/365 – 1

= (.97297)7 – 1

= – .17452

The Market Value Adjustment	= Maximum of the market value factor multiplied by the withdrawal or the negative of the excess interest earned over 3%

= Maximum ( – .17452 x $62,985.60 or – $8,349.25)

= Maximum ( – $10,992.38 or – $8,349.25)

= $8,349.25

* Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

Negative Market Value Adjustment (Uncapped)**

Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10

The market value factor	= [(1+i)/(1+j)]n/365 – 1

= [(1+.08)/(1+.10)]2555/365 – 1

= (.98182)7 – 1

= – .12054

The Market Value Adjustment	= the market value factor multiplied by the withdrawal

= .12054 x $62,985.60

= – $7,592.11

** Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

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Positive Market Value Adjustment (Capped)*

Assume that on the date of surrender, the current rate (j) is 5.00% or 0.05

The market value factor	= [(1+i)/(1+j)]n/365 – 1

= [(1+.08)/(1+.05)]2555/365 – 1

= (1.02857)7 – 1

= .21798

The Market Value Adjustment	= Minimum of the market value factor multiplied by the withdrawal or the excess interest earned over 3%

= Minimum of (.21798 x $62,985.60 or $8,349.25)

= Minimum of ($13,729.78 or $8,349.25)

= $8,349.25

* Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

Positive Market Value Adjustment (Uncapped)**

Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07

The market value factor	= [(1+i)/(1+j)]n/365 – 1

= [(1+.08)/(1+.07)]2555/365 – 1

= (1.00935)7 – 1

= .06728

The Market Value Adjustment	= the market value factor multiplied by the withdrawal

= .06728 x $62,985.60

= $4,237.90

** Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

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GENERAL INFORMATION AND HISTORY

Commonwealth Annuity and Life Insurance Company (the “Company”) is a Massachusetts-domiciled stock insurance company that transacts life insurance, annuity and reinsurance business. The principal office (the “Principal Office”) of Commonwealth Annuity and Life Insurance Company (the “Company”) is located at 20 Guest Street, Brighton, MA 02135, Telephone 508-460-2400. The Company is a life insurance company originally organized under the laws of Delaware in July 1974, and re-domiciled to Massachusetts effective December 31, 2002. Originally known as American Variable Annuity Life Assurance Company, the Company changed its name to SMA Life Assurance Company in 1982, and then changed its name to Allmerica Financial Life Insurance and Annuity Company in 1995. Effective September 1, 2006 the Company adopted its present name.

The Company is a direct, wholly owned subsidiary of Global Atlantic (Fin) Company ("FinCo"), which in turn is a direct, wholly owned subsidiary of Global Atlantic Limited (Delaware) ("GALD"), which in turn is a direct, wholly owned subsidiary of Global Atlantic Financial Group Limited ("GAFGL"). GAFGL is a direct, wholly owned subsidiary of The Global Atlantic Financial Group LLC ("TGAFGL"), which is wholly owned by KKR Magnolia Holdings LLC, which in turn is an indirect subsidiary of KKR & Co. Inc.

The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

The Separate Account was established on November 1, 1990 as a separate account of the Company. The Separate Account is registered as a unit investment trust under the 1940 Act.

SERVICES

SERVICE PROVIDERS

Custodian of Securities. The Company serves as custodian of the assets of the Variable Account. Underlying Fund shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account’s ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and is not represented by any transferable stock certificates.

Independent Registered Public Accounting Firm. The independent registered public accounting firm for the Separate Account is Deloitte & Touche LLP, 115 Federal Street, Boston, MA 02110.

6

Mail Room and Administrative Services. The Company has primary responsibility for all administration of the Contracts and the Separate Account. The Company has retained se2, LLC, an affiliate of Security Distributors, Inc., to provide systems, administrative, accounting, mailroom and lockbox services and other services to the Company. The principal administrative offices of se2, LLC. are located at One Security Benefit Place, Topeka, Kansas, 66636.

We have entered into an administrative services agreement with Se2, LLC (Se2), 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se2 provides the primary services required for the service and administration of the Contract. These services include, but are not limited to: document management services, new business processing, fund transfer, withdrawal, and death benefit processing as well as customer service call handling for all calls from both registered representatives and Contract Owners. Pursuant to the administrative services agreement, we pay Se2 a monthly fee for each inforce contract.

Pursuant to the administrative services agreement, Se2 also provides certain business process outsourcing services with respect to the Contracts. Se2 may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2026, consisted of the following: Donnelley Financial Solutions, Inc. (compliance mailing and printing) located at 37 W Wacker Drive, 37th Floor, Chicago, IL 60601; DST Systems, Inc. (FANmail/Vision, positions, prices) located at 333 West 11 Street, 5th Floor, Kansas City, MO 64105; Iron Mountain Information Management, LLC (file storage and document destruction) located at 1 Federal Street, Boston, MA 02110; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back up tapes storage) located at 1540 N.W. Gage Boulevard, No. 6, Topeka, KS 66618; SOVOS Compliance (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; TierPoint, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Road, Suite 100, Omaha, NE 68114; Venio LLC, d/b/a Keane (lost shareholder searches) located at PO Box 1508, Southeastern, PA 19399-1508; and Veritas Documents Solutions, LLC (compliance mailing) located at 913 Commerce Ct., Buffalo Grove, IL 60089.

In addition to Se2, the Company also directly retains Toppan Merrill, LLC (regulatory filings, policy print and mailing) whose principal business address is located at One Merrill Circle, St. Paul, MN 55108 and Donnelley Financial Solutions, Inc. (compliance mailing and printing) whose principal business address is located at 111 South Wacker Drive, Chicago, IL 60606.

EXPERTS

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of each of the Sub-Accounts of Separate Account VA-K of Commonwealth Annuity and Life Insurance Company, incorporated by reference in this Statement of Additional Information by reference to Separate Account VA-K of Commonwealth Annuity and Life Insurance Company’s N-VPFS for the year ended December 31, 2025, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report. Such financial statements are incorporated by reference in reliance upon the report of such firm given their authority as experts in accounting and auditing.

Independent Auditor

The statutory-basis financial statements of Commonwealth Annuity and Life Insurance Company as of December 31, 2025 and 2024 and for each of the three years in the period ended December 31, 2025, incorporated by reference in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditor, as stated in their report, which express an unmodified opinion on the statutory-basis financial statements and an adverse opinion on accounting principles generally accepted in the United States of America. Such financial statements are incorporated by reference in reliance upon the report of such firm given their authority as experts in accounting and auditing.

UNDERWRITERS

Global Atlantic Distributors LLC, a Delaware company whose principal business address is located at One Financial Plaza, 755 Main Street, 24 Floor, Hartford, CT 06103 (“Distributor”) is principal underwriter for the Contracts. Distributor is a corporation organized and existing under the laws of the state of Delaware, and is a majority-owned subsidiary of KKR & Co. Inc. Distributor is a registered broker-dealer with the SEC, and a member of the Financial Industry Regulatory Authority (“FINRA”). The Company has effectively ceased issuing new Contracts except in connection with certain pre-existing contractual plans and programs.

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The Company paid commissions, not to exceed 6.0% of payments, to registered representatives who sold the Contracts. Certain registered representatives may receive commissions of up to 6.0% of subsequent purchase payments. However, alternative commission schedules may be in effect that paid lower initial commission amounts but with ongoing annual compensation of up to 1.0% of Accumulated Value.

Commissions paid by the Company do not result in any charge to Owners or to the Variable Account in addition to the charges described under CHARGES AND DEDUCTIONS in the Prospectuses. The Company intends to recoup the commission and other sales expense through a combination of anticipated surrender, withdrawal and/or annuitization charges, profits from the Company’s general account, including the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.

The aggregate amounts of commissions paid to Distributor for the years 2023, 2024, and 2025 were $874,406.62, $910,844.77, and $878,857.65 respectively. No commissions were retained by Distributor for sales of all contracts funded by Separate Account VA-K (including contracts not described in the Prospectuses) for the years 2023, 2024, and 2025.

ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION

The method by which the Accumulated Value under the Contract is determined is described in detail under “Computation of Values” in the Prospectus.

Illustration of Variable Annuity Benefit Payment Calculation Using Hypothetical Example. The determination of the Annuity Unit value and the variable annuity benefit payment may be illustrated by the following hypothetical example: Assume an Annuitant has 40,000 Accumulation Units in a Variable Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity benefit payment is $1.120000. Therefore, the Accumulated Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or surrender charge, the first monthly payment would be $44.80 ($44,800 divided by $1,000) multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit value for the assumed interest rate of 3.5% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit values will not be the same as Accumulation Unit Values because the former reflect the 3.5% assumed interest rate used in the annuity rate calculations. When the Annuity Unit value of $1.100000 is divided into the first monthly payment the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity benefit payment is 1.000190. Multiplying this factor by .999906 (the one-day adjustment factor for the assumed interest rate of 3.5% per annum) produces a factor of 1.000096. This then is multiplied by the Annuity Unit value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit value of $1.105106 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 267.5818 times $1.105106, which produces a current monthly payment of $295.71.

Method For Determining Commuted Value On Variable Annuity Period Certain Options And Illustration Using Hypothetical Example. The Contract offers both commutable and non-commutable fixed period certain annuity options and commutable variable period certain annuity options. A commutable option gives the Annuitant the right to exchange any remaining payments for a lump sum payment based on the commuted value. The Commuted Value is the present value of remaining payments calculated at 3.5% interest. The determination of the Commuted Value may be illustrated by the following hypothetical example.

Assume a commutable period certain option is elected. The number of Annuity Units upon which each payment is based would be calculated using the Surrender Value less any premium tax rather than the Accumulated Value. Assume this results in 250.0000 Annuity Units. Assume the Commuted Value is requested with 60 monthly payments remaining and a current Annuity Unit Value of $1.200000. Based on these assumptions, the dollar amount of remaining payments would be $300 a month for 60 months. The present value at 3.5% of all remaining payments would be $16,560.72.

ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM

To the extent permitted by law, the Company reserves the right to offer an Enhanced Automatic Transfer (Dollar Cost Averaging) Program from time to time. If an Owner elects automatic transfers while the enhanced program is in effect, the Company will credit an enhanced interest rate to eligible payments made to the Enhanced Automatic Transfer Program. Eligible payments:

●	must be new payments to the Contract, including the initial payment,

●	must be allocated to the Fixed Account, which will be the source account,

●	must be automatically transferred out of the Fixed Account to one or more Sub-Accounts over a specified time period and

●	will receive the enhanced rate while they remain in the Fixed Account.

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Any new eligible payments made to an existing Enhanced Automatic Transfer program will start a new Enhanced Automatic Transfer program. In this case, the following rules apply:

●	The money remaining in the Fixed Account from the original program will be combined with the new eligible payment to determine the new monthly transfer amount.

●	The new monthly transfer amount will be transferred out of the Fixed Account in accordance with the allocation instructions specified for the new payment. If no allocation instructions are specified with the new eligible payment, the allocation instructions for the original eligible payment will be used. The new monthly transfer amount will be transferred out of the Fixed Account on a LIFO (last-in, first-out basis) to the selected Sub-Accounts on the date designated for the new eligible payment.

A new enhanced interest rate may be applied to the new eligible payment, while the money remaining in the Fixed Account from the original program will continue to receive the enhanced rate in effect at the time the older payment was received.

FINANCIAL STATEMENTS

The statutory financial statements of Commonwealth Annuity and Life Insurance Company and the financial statements of Separate Account VA-K of Commonwealth Annuity and Life Insurance Company were included in the Separate Account's N-VPFS (File no. 811-06293) filed on April 16, 2026, and are incorporated by reference herein.

9

PART C. OTHER INFORMATION

ITEM 27.	EXHIBITS

(a)	Vote of Board of Directors Authorizing Establishment of Registrant dated November 1, 1990 was previously filed on April 24, 1998 in Post-Effective Amendment No. 14 to the Registration Statement (33-39702/811-06293), and is incorporated by reference herein.

(b)	Not applicable.

(c)(1)	Underwriting and Administrative Services Agreement between Commonwealth Annuity and Life Insurance Company, Forethought Distributors, LLC and Global Atlantic Financial Company was filed on April 24, 2017 in Post-Effective Amendment No. 12 to Registration Statement (File Nos. 333-141045/811-22024), and is incorporated by reference herein.

(c)(2)	Consolidated Underwriting and Administrative Service Agreement dated April 30, 2010 between and among Commonwealth Annuity and Life Insurance Company and Epoch Securities, Inc was previously filed on April 30, 2010 in Registrant’s Post-Effective Amendment No. 31 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

(d)(1)	Policy Form A was previously filed on April 24, 1998 in Post-Effective Amendment No. 14 to the Registration Statement (33-39702/811-06293), and is incorporated by reference herein.

(d)(2)	Specimen Policy Form B was previously filed on March 1, 1996 in Post-Effective Amendment No. 10 to the Registration Statement (33-39702/811-06293), and is incorporated by reference herein.

(d)(3)	Minimum Guaranteed Annuity Payout Rider was filed on December 29, 1998 in Post-Effective Amendment No. 15 to the Registration Statement (33-39702/811/06293), and is incorporated by reference herein.

(d)(4)	EER Rider (Form 3240-01) was previously filed on August 3, 2001 in Post-Effective Amendment No. 6 of Registration Statement (File Nos. 333-78245, 811-6632), and is incorporated by reference herein.

(d)(5)	EDB Rider (Form 3241-01) was previously filed on August 3, 2001 in Post-Effective Amendment No. 6 of Registration Statement (File Nos. 333-78245, 811-6632), and is incorporated by reference herein.

(d)(6)	TSA Endorsement 4012-07 (Rev. 12-08) was previously filed on April 28, 2009 in Registrant’s Post-Effective Amendment No. 30 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

(e)(1)	Specimen Application Form A was previously filed on April 24, 1998 in Post- Effective Amendment No. 14 to the Registration Statement (33-39702/811-06293), and is incorporated by reference herein.

(e)(2)	Specimen Application Form B was previously filed on March 1, 1996 in Post-Effective Amendment No. 10, to the Registration Statement (33-39702/811-06293), and is incorporated by reference herein.

(f)	Articles of Organization and Bylaws, as amended of the Company, effective as of September 1, 2006 were previously filed on February 28, 2007 in Post-Effective Amendment No. 32 (File Nos. 33-47216, 811-6632) and are incorporated by reference herein.

(g)	Contracts of Reinsurance.

(g)(1)	Variable Annuity GMDB Reinsurance Agreement between Commonwealth Annuity and Life Insurance Company and (Canada Life) effective as of December 31, 2012 was previously filed on April 25, 2013 in Post-Effective Amendment No. 34 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

(g)(2)	Variable Annuity GMDB Reinsurance Agreement between Commonwealth Annuity and Life Insurance Company and (Canada Life) effective as of March 31, 2012 was previously filed on April 25, 2013 in Post-Effective Amendment No. 34 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

(g)(3)	Recapture and Release Agreement by and between Commonwealth Annuity and Life Insurance Company and Ariel Capital Reinsurance Company Limited dated April 1, 2013, was previously filed on April 30, 2014 in Post-Effective Amendment No. 35 (Registration Statement 33-39702/811-06293), and is incorporated by reference herein.

(g)(4)	Coinsurance and Modified Coinsurance Agreement by and between Commonwealth Annuity and Life Insurance Company and Commonwealth Annuity and Life Reinsurance Company Limited dated May 1, 2013, was previously filed on April 30, 2014 in Post-Effective Amendment No. 35 (Registration Statement 33-39702/811-06293), and is incorporated by reference herein.

(h)	Fund Participation Agreements.

(h)(1)	Amendment No. 2 dated April 30, 2010, and Amendment No. 1 dated February 21, 2008 to the Amended and Restated Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and Commonwealth Annuity and Life Insurance Company were previously filed on April 28, 2011 in Registrant’s Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and are incorporated by reference herein.

(h)(1)(a)	Amended and Restated Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and Commonwealth Annuity and Life Insurance Company dated July 31, 2007 was previously filed on April 25, 2008 in Registrant’s Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

(h)(2)	Amendment 1 dated April 30, 2010 to the Participation Agreement dated September 18, 2007 among Pioneer Variable Contracts Trust, Commonwealth Annuity and Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. was filed on April 29, 2010 in Post-Effective Amendment No. 4 (Registration Statement No. 33-141019/811-22024), and is incorporated by reference herein.

(h)(2)(a)	Participation Agreement dated September 18, 2007 among Pioneer Variable Contracts Trust, Commonwealth Annuity and Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. was previously filed on April 25, 2008 in Post-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141045/811-22024), and is incorporated by reference herein.

(h)(3)	Eaton Vance Participation Agreement dated February 15, 2001 was previously filed on April 19, 2002 in Registrant’s Post-Effective Amendment No. 22 (Registration Statement No. 33- 39702/811-6293), and is incorporated by reference herein.

(h)(4)	Amended and Restated Participation Agreement dated May 1, 2002, and Amendment to Participation Agreement dated December 30, 2005 with MFS as filed April 22, 2019 in Post-Effective Amendment No. 40 to Registration Statement (File Nos. 33-39702/811-06293), and are incorporated by reference herein.

(h)(4)(a)	Amendment dated April 30, 2010 to Participation Agreement with MFS Variable Insurance Trust dated May 1, 2002 was previously filed on April 29, 2011 in Registrant’s Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

(h)(4)(b)	Amendment dated June 1, 2009 to the Participation Agreement with MFS Variable Insurance Trust was previously filed on June 12, 2009 in Pre- Effective Amendment No. 1 (Registration Statement No. 333-157121/811-22024), and is incorporated by reference herein.

(h)(4)(c)	Participation Agreement with MFS Variable Insurance Trust dated May 1, 2002 was previously filed on April 28, 2003 in Registrant’s Post-Effective Amendment No. 23 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

(h)(5)	Amended and Restated Participation Agreement dated May 1, 2000, and Amendment to Participation Agreement dated June 1, 2009 with Oppenheimer as filed April 22, 2019 in Post-Effective Amendment No. 40 to Registration Statement (File Nos. 33-39702/811-06293), and are incorporated by reference herein.

(h)(5)(a)	Fund/SERV and Networking Supplement to Participation Agreement dated April 14, 2008 by and among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and Commonwealth Annuity and Life Insurance Company was previously filed on April 28, 2011 in Registrant’s Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

(h)(5)(b)	Amendment dated April 30, 2010 to the Amended and Restated Participation Agreement by and among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and Commonwealth Annuity and Life Insurance Company was filed on April 30, 2010 Post- Effective Amendment No. 31 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

(h)(5)(c)	Amendment dated August 28, 2007 to the Amended and Restated Participation Agreement by and among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and Commonwealth Annuity and Life Insurance Company was previously filed on April 28, 2009 in Post-Effective Amendment No. 30 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

(h)(5)(d)	Amendment dated May 1, 2002 to the Amended and Restated Participation Agreement with Oppenheimer Variable Account Funds was previously filed on April 28, 2003 in Registrant’s Post-Effective Amendment No. 23 (Registration Statement No. 33-39702/811- 6293), and is incorporated by reference herein.

(h)(6)	Amendment No. 3 dated February 11, 2011, Amendment dated September 1, 2010, and Fund/SERV and Networking Supplement dated August 12, 2008 to the Amended and Restated Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity and Life Insurance Company were previously filed on April 28, 2011 in Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and are incorporated by reference herein.

(h)(6)(a)	Amendment No. 1 dated May 15, 2009 to the Amended and Restated Participation by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity and Life Insurance Company was previously filed on June 12, 2009 in Pre-Effective Amendment No. 1 (Registration Statement No. 33-157121/811-22024), and is incorporated by reference herein.

(h)(6)(b)	Amended and Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity and Life Insurance Company was previously filed on April 25, 2008 in Registrant’s Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

(h)(7)	Participation Agreement dated October 19, 2017 by and between Commonwealth Annuity and Life Insurance Company, Forethought Variable Insurance Trust, Northern Lights Distributor, LLC, and Global Atlantic Investment Advisors, LLC as filed on April 26, 2018 in Post-Effective Amendment No. 39 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

(h)(7)(a)	Amendment 1 to Participation Agreement dated January 1, 2019 by and between Commonwealth Annuity and Life Insurance Company, Forethought Variable Insurance Trust, Northern Lights Distributor, LLC, and Global Atlantic Investment Advisors, LLC as filed on April 27, 2022 in Post-Effective Amendment No. 45 (Registration Statement No. 33-39702/811-06293), and incorporated by reference herein.

(h)(7)(b)	Amendment 2 to Participation Agreement dated August 20, 2021 by and between Commonwealth Annuity and Life Insurance Company, Forethought Variable Insurance Trust, Northern Lights Distributor, LLC, and Global Atlantic Investment Advisors, LLC as filed on April 27, 2022 in Post-Effective Amendment No. 45 (Registration Statement No. 33-39702/811-06293), and incorporated by reference herein.

(i)	Administrative Contracts.

(i)(1)	Form of Service Agreement among Commonwealth Annuity and Life Insurance Company, First Allmerica Financial Life Insurance Company and the “Broker-Dealer” was previously filed on April 25, 2008 in Registrant’s Post- Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

(i)(2)	Service Agreement dated March 13, 2012 by and between Epoch Securities, Inc., Commonwealth Annuity and Life Insurance Company, se2, Inc. and Security Distributors, Inc. was previously filed on April 25, 2012 in Post-Effective Amendment No. 33 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

(i)(3)	Shared Service Agreement dated August 5, 2010 by and between Commonwealth Annuity and Epoch Securities was previously filed on April 25, 2013 in Post-Effective Amendment No. 34 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

(i)(3)(a)	Amendment No. 1 dated January 1, 2014 to Shared Services Agreement between Epoch Securities Inc. and Commonwealth was previously filed on April 30, 2015 in Post-Effective Amendment No. 36 (Registration Statement No. 033-39702/811-06293), and is incorporated by reference herein.

(i)(4)	Work Assignment dated January 2, 2014 by and between Forethought Life Insurance Company, se2, LLC, and Security Distributors, Inc., Work Assignment dated April 1, 2013 by and between se2, Inc., Security Distributors, Inc. and Commonwealth Annuity and Life Insurance Company, and Third Party Administrator Agreement (TPA) between se2, Inc., Security Distributors, Inc. and Commonwealth Annuity and Life Insurance Company dated April 1, 2013 were filed on April 16, 2021 in Amendment No. 20 of Registration Statement No. 333-182946 on Form N-4, and are incorporated by reference herein.(1)

(j)	Other Material Contracts.

Not applicable.

(k)	Opinion and Consent of Sarah M. Patterson, Managing Director, General Counsel for Individual Markets and Assistant Secretary.

(l)	Consents of Deloitte & Touche LLP.

(m)	No financial statements are omitted.

(n)	Not applicable.

(o)	No applicable. The Contracts are not for sale to new investors.

(p)	POWERS OF ATTORNEY

(p)(1)	Power of Attorney for Manu Sareen Incorporated by reference to exhibit (99)(a) filed with Form N-4 post-effective amendment no. 48, filed by Commonwealth Annuity & Life Insurance Company, File No. 333-39702 on April 17, 2025.

(p)(2)	Power of Attorney for Brian Korbesmeyer Incorporated by reference to exhibit (99)(b) filed with Form N-4 post-effective amendment no. 48, filed by Commonwealth Annuity & Life Insurance Company, File No. 333-39702 on April 17, 2025.

(p)(3)	Power of Attorney for Jason Bickler. Filed herewith.

(p)(4)	Power of Attorney for Billy Butcher Incorporated by reference to exhibit (99)(d) filed with Form N-4 post-effective amendment no. 48, filed by Commonwealth Annuity & Life Insurance Company, File No. 333-39702 on April 17, 2025.

(p)(5)	Power of Attorney for Emily LeMay Incorporated by reference to exhibit (99)(e) filed with Form N-4 post-effective amendment no. 48, filed by Commonwealth Annuity & Life Insurance Company, File No. 333-39702 on April 17, 2025.

(p)(6)	Power of Attorney for Jason Kao Incorporated by reference to exhibit (99)(f) filed with Form N-4 post-effective amendment no. 48, filed by Commonwealth Annuity & Life Insurance Company, File No. 333-39702 on April 17, 2025.

(q)	Not applicable.

(r)	Not applicable.

(1) Portions of this exhibit have been omitted.

ITEM 28.	DIRECTORS AND OFFICERS OF THE INSURANCE COMPANY

Unless otherwise indicated, the principal business address of each of the following Directors and Officers is:

30 Hudson Yards
500 West 33rd Street
New York, NY 10001

Name and Principal Business Adress	Position and Offices with the Depositor
Belonozhko, Natalya (2)	Senior Vice President
Bickler, Jason Alexander (1)	Director, Chief Distribution Officer
Burke, Zachary	Managing Director
Butcher, Billy	Director, Managing Director
Capalbo, David (7)	Vice President, SEC 38a-1 Chief Compliance Officer and Deputy Anti-Money Laundering Officer
Carlson, Peter (2)	Senior Vice President, Appointed Actuary and Valuation Actuary
Constant, Elizabeth (1)	Vice President, Assistant General Counsel and Assistant Secretary
Cox, Marvin (4)	Vice President
DeTurck, Gary (1)	Vice President, Assistant General Counsel and Assistant Secretary
Dillard, Brian	Co-Chief Investment Officer
Egan, Robert James (7)	Senior Vice President
Fiengo, Susan Lorraine (1)	Managing Director
Finkler, Ilya	Managing Director
Gordon, Risa	Managing Director, Associate General Counsel and Assistant Secretary
Grey, Gabrielle (2)	Senior Vice President
Grosso, Jane Spanier (3)	Senior Vice President and Controller
Hecht, Jonathan	Managing Director
Hendry, Brian	Managing Director and Chief Audit Executive
Hoppe, Leah Marie (6)	Managing Director
Jeffreys, Cameron (5)	Senior Vice President
Kao, Jason	Director, Managing Director
Kaul, Rahul	Vice President
Kim, Phil	Chief Risk Officer
Kimmerling, Kevin Michael	Senior Vice President, Associate General Counsel and Assistant Secretary
Korbesmeyer, Brian	Chief Financial Officer
Lau, Victoria	Managing Director and Chief Operating Officer - Technology
LeMay, Emily Anne (6)	Director, Chief Operations Officer
McKelvey, Dillon (1)	Senior Vice President, Illustration Actuary and Product Actuary
Messina, Genevieve (7)	Anti-Money Laundering Officer and Special Investigative Unit Officer
Milgram, Katherine	Chief Legal Officer and General Counsel
Morreale, Michael (2)	Senior Vice President
Moskovich, Barrie Ribet	Managing Director
O'Shea, Daniel Patrick (1)	Chief Administrative Officer
Patterson, Sarah Marie (1)	Managing Director, General Counsel for Individual Markets and Assistant Secretary
Paulousky, Michael (2)	Senior Vice President and Assistant Treasurer
Poon, Peggy	Managing Director and Treasurer
Reed, John	Co-Chief Investment Officer
Robidoux, Scott	Managing Director
Root, Edward	Managing Director
Rutherford, Kelly June (1)	Managing Director
Sangalang, Mark (2)	Senior Vice President
Sareen, Manu	Director, Chairman and President
Schwerzmann, Erin (1)	Senior Vice President, Associate General Counsel and Assistant Secretary
Scott, Lauren Taylor	Managing Director
Seymour, Erin (6)	Vice President
Silber, Gary Phillip	Managing Director, General Counsel for Investments, Risk and Corporate and Assistant Secretary
Thomas, Carrie (6)	Vice President and Co-Secretary
Valeri, Catherine (7)	Privacy Officer
Vaseghi, Alireza	Managing Director
Walk, Christian (6)	Senior Vice President, Associate General Counsel and Assistant Secretary
Weiss, David Lee (1)	Vice President and Tax Officer

*Denotes Board of Directors

(1)	One Financial Plaza, 755 Main Street, 24th Floor, Hartford, CT 06103
(2)	20 Guest Street, Brighton, MA 02135
(3)	Washington House, 16 Church St., Hamilton Bermuda (5th Floor)
(4)	One Forethought Center, Batesville, IN 47006
(5)	10 West Market Street, Suite 2300, Indianapolis, IN 46204
(6)	Davis Brown Tower 215 10th Street, 11th Floor, Des Moines, IA 50309
(7)	KKR International 2 International Place Suite 1400 Boston, MA 02110

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INSURANCE COMPANY OR THE REGISTERED SEPARATE ACCOUNT

Accordia Life and Annuity Company (Insurer - IA | NAIC No. 62200 | FEIN: 95-2496321) Asset Management1,2 Strategic Holdings1 KKR Magnolia Holdings LLC The Global Atlantic Financial GroupLLC3 Global Atlantic Financial GroupLimited Global Atlantic (Fin) Company Commonwealth Annuity and Life Insurance Company (Insurer- MA | NAIC No. 84824 | FEIN: 04-6145677) ORGANIZATIONAL CHART OF THE INSURANCE HOLDING COMPANY SYSTEM See 1.1 See 1.2 See 1.3 First Allmerica Financial Life Insurance Company (Insurer - MA | NAIC No. 69140 | FEIN: 04-1867050) NAV Solar Holdco LLC Tapioca View, LLC Gotham Re, Inc. (Captive - VT | NAIC No. 15333 |FEIN: 46-3455515) Cape Verity I, Inc. (Captive - IA | NAIC No. 15475 |FEIN: 46-3465867) Cape Verity III, Inc. (Captive - IA | NAIC No. 15473 |FEIN: 46-3485456) DBE Solar Holdco Five Points Senior LLC Holdco LLC Gotham Issuer, LLC 1 12/31/25 Global Atlantic Limited (Delaware) ForethoughtLife Insurance Company (Insurer- IN | NAIC No. 91642| FEIN: 06-1016329) KKRGroupHoldings Corp. KKR Group Partnership L.P. Chevy Chase Plaza Mezzanine LLC Commencing in 2022,following clarifying guidance issued by the SAPWG,the Company modified its affiliated entity listing to include SPV entities which were previously classified as unaffiliated. Investments in these entities are also reflected as affiliated investments, commencing in 2022. 1KKR controlled entities also qualify as affiliates and are accounted for and reported as such, in accordance with SSAP25 2Includes Kohlberg Kravis Roberts & Co. L.P., an SEC-registered adviser and investment manager of the holding company group. 3TheGlobal Atlantic Financial Group LLC is owned 100% by KKR Magnolia Holdings LLC. CRTBS 2024 LLC Chevy Chase Plaza Owner LLC Panamint Power LLC GA 330 Yale Member LLC GA 350 Ellis Member LLC 6101 W Centinela Mezzanine LLC Two Pine Mezzanine LLC 6101 W Centinela Owner LLC Two Pine Owner LLC OCAP 1 HoldCo, LLC GA Island Parkway Member LLC Island Parkway Owner LLC KKR Group Co. Inc. KKR & Co. Inc.

ORGANIZATIONAL CHART OF THE INSURANCE HOLDING COMPANY SYSTEM1 1Certain subsidiaries included in the organizational chart own additional legal entities which have been omitted for clarity of presentation. 2Parasol Renewable Energy LLCis 80%owned by Solis LLC, and 20% owned by Global Atlantic Re Limited. 3GA Iris LLC is 30% owned by GA Partner Solutions LLC, and 70% owned by third-party investors. Global Atlantic Limited (Delaware) 1.1 Global Atlantic Assurance Limited (FEIN:98-1090868) Global Atlantic Re Limited (FEIN:98-1090868) EXL Solar HoldCo, LLC Stellar Renewable Power LLC Parasol Renewable Energy LLC2 Solis LLC Forethought Life Insurance Company (Insurer - IN | NAIC No. 91642 | FEIN: 06-1016329) See 1 GA Partner Solutions Holding Company LLC GA Iris LLC3 GA Iris FinCo LLC GA Iris Re Limited Global Atlantic Financial Company Bermuda Limited GA Global Solutions LLC GA Partner Solutions LLC 12/31/25

ORGANIZATIONAL CHART OF THE INSURANCE HOLDING COMPANY SYSTEM1 Global Atlantic (Fin) Company 1.2 1Certain subsidiaries included in the organizational chart ownadditional legal entities which have been omitted for clarity of presentation. MCH SFR Parent 4, LLC MCH SFR HoldCo 4, LLC MCH SFR Equity Owner 4, LLC ACX Prop III, LLC ACX Prop II, LLC ACX Prop IV-A, LLC ACX Prop IV-B, LLC Global Atlantic Equipment Management, LLC CDNL 2021- 1 LLC KSQR 2023-1 LLC FLCN 2022- 1 LLC Dublin Asset Holdings LLC Dublin Asset Holdings 2 LLC Dublin Asset Holdings 3 LLC ForeLife Agency, Inc. Global Atlantic Distributors, LLC Global Atlantic Investment Advisors, LLC Global Atlantic Risk Advisors, L.P. GA Risk Advisors, Inc. Global Atlantic Insurance Network LLC eRESI Holdings Inc. Emporium Holdco, Inc. Drawbridge MB1, LLC Drawbridge MB3, LLC Drawbridge MB2, LLC Drawbridge Feeder, LLC Drawbridge Holdings 1, LLC Drawbridge B1, LLC Drawbridge B4, LLC Drawbridge B7, LLC Drawbridge Holdings 2, LLC Drawbridge B2, LLC Drawbridge Holdings 3, LLC Drawbridge B3, LLC Drawbridge B9, LLC Infinity Transportation Equipment Leasing, LLC Atlanta Asset Holdings LLC Infinity Asset Holdings 2020 LLC Infinity LD Asset Holdings LLC KPBN 2022-1 LLC WABW 2023 LLC SBKR 2024-1 LLC Deptford Owner LLC Mantua Grove REIT LLC Webster Mezz II LLC Mantua Grove Owner LLC DRBG II MB1, LLC DRBG II Feeder, LLC DRBG II Holdings, LLC DRBG II B1, LLC DRBG Arboretum Gateway, LLC MRTN 2024- 1, LLC MRLN 2024- 1 LLC 12/31/25

Global Atlantic (Fin) Company Global Atlantic Financial Company ORGANIZATIONAL CHART OF THE INSURANCE HOLDING COMPANY SYSTEM1 1Certain subsidiaries included in the organizational chart ownadditional legal entities which have been omitted for clarity of presentation. BNGL 2020- 2A, Ltd. LNXS 2021- 1D, LLC TBDX 2018-1LLC WALR 2019-1,Ltd. Blue Eagle 2020-1ALLC Blue Eagle 2020-1BLLC Blue Eagle 2020-3ALLC BYTS 2021- 1A, LLC CLAE 2021- 1B, LLC FLWR 2021- 1C, LLC Blue Eagle 2021-1ELLC Blue Eagle 2021-1F LLC Blue Eagle 2021-1GLLC Blue Eagle 2021-2ALLC Blue Eagle 2021-3ALLC Blue Eagle 2021-3BLLC Blue Eagle 2021-4ALtd. Blue Eagle 2021-4BLLC Blue Eagle 2022-1ALLC Blue Eagle 2022-1BLLC Blue Eagle 2022-1C LLC Blue Eagle 2022-1D LLC HECR 2022-1ELLC DMAZ 2022-1F LLC Blue Eagle FundingCo 1, Ltd. HILT Trust 2020-A HIMT Trust 2021-1 HNREF 2018-1LLC LENDSL Trust 2018-A MACT Trust 2019-1 MOST Trust 2020-1 SET Trust 2022-1LLC SERVHL Trust 2019-1 SFSL Trust 2019-A SLMSL Trust 2020-1 SLMSL Trust 2020-2 SOMT Trust 2021-1 AIMXL 2018-1LLC GSHLT Trust 2021-B JGBY Trust 2024-1 GSHLT Trust 2021-A GALT Trust 2021-1 HAVI 2023-3A LLC WSTI 2023- 3B LLC FRHT 2023 LLC RWINV 2024 LLC 1.3 SPHRX 2018-1 LLC GSPWC 2023 LLC RNTSP LLC GA - Industrial Holdco LLC KRE Catalyst Acquisitions LLC TOAMS 2017-1 LLC GSPPR LLC SPPRE LLC Blue Eagle 2021-1H LLC Hatteras Mezzanine LLC See 1.5 GA - Sunbelt Office Holdco LLC Atlantic Yards Owner LLC See 1.4 ZPLN Trust 2024-1 RUPH Trust 2024-1 BFOX 2024 LLC MVAC 2025-1A, LLC HRBR 2025-1, LLC TSOM 2025-1B, LLC NTYZ, LLC KCW Funding Co, LLC 12/31/25

Global Atlantic Financial Company GA – Industrial Holdco LLC ORGANIZATIONAL CHART OF THE INSURANCE HOLDING COMPANY SYSTEM1 Denver Owner LLC Tampa Owner LLC 1.4 BNA Mezz LLC BNA Owner LLC Garland Mezz LLC Garland Owner LLC Park 890 Mezz V LLC Park 890 Owner V LLC Bayport Mezz LLC Bayport Owner LLC Blue Grass Mezz II LLC Blue Grass Owner II LLC Gravel Springs Owner LLC Webster Mezz I LLC Auburn Owner LLC Blue Grass Owner LLC Kato Owner LLC Westampton Owner LLC GA – Industrial Holdco II LLC Eastport Exchange Mezz LLC Eastport Exchange Owner LLC 12/31/25

Global Atlantic Financial Company KRE Catalyst Acquisitions LLC ORGANIZATIONAL CHART OF THE INSURANCE HOLDING COMPANY SYSTEM1 KRE Catalyst Novo Mezz L.P. KRE Catalyst Valdok II Mezz L.P. KRE Catalyst Valdok I Mezz LLC KRE Catalyst Palmera Mezz L.P. KRE Catalyst Aya Mezz L.P. KRE Catalyst Malbec Mezz LLC KRE Catalyst Ellis Mezz L.P. 1.5 KRE Catalyst Marisol Mezz L.P. KRE Catalyst Core Mezz LLC KRE Catalyst Novo Owner L.P. KRE Catalyst Valdok II Owner L.P. KRE Catalyst Valdok I Owner LLC KRE Catalyst Palmera Owner L.P. KRE Catalyst Aya Owner L.P. KRE Catalyst Malbec Owner LLC KRE Catalyst Ellis Owner L.P. KRE Catalyst Marisol Owner L.P. KRE Catalyst Core Owner LLC KRE Catalyst Cap650 Mezz LLC KRE Catalyst Madison Mezz LLC KRE Catalyst Gentry Mezz L.P. KRE Catalyst The 23 Mezz LLC KRE Catalyst Whitney Mezz LLC KRE Catalyst Bower Mezz L.P. KRE Catalyst Luma Mezz LLC KRE Catalyst Lively Mezz L.P. KRE Catalyst Vireo Mezz L.P. KRE Catalyst Cap650 Owner LLC KRE Catalyst Madison Owner LLC KRE Catalyst Gentry Owner L.P. KRE Catalyst The 23 Owner LLC KRE Catalyst Whitney Owner LLC KRE Catalyst Bower Owner L.P. KRE Catalyst Luma Owner LLC KRE Catalyst Lively Owner L.P. KRE Catalyst Vireo Owner L.P. 12/31/25

Schedule Y - Part 1A - Detail of Insurance Holding Company System
	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17
	Group Code	Group Name	NAIC Company Code	ID Number	Federal RSSD	CIK	Name of Securities Exchange if Publicly Traded (U.S. or International)	Names of Parent, Subsidiaries Or Affiliates	Domiciliary Location	Relationship to Reporting Entity	Directly Controlled by (Name of Entity/Person)	Type of Control (Ownership, Board, Management, Attorney-in-Fact, Influence, Other)	If Control is Ownership Provide Percentage	Ultimate Controlling Entity(ies)/Person(s)	Is an SCA Filing Required? (Y/N)	*	Legal Entity Identifier (LEI)
-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
0000001	3891	Global Atlantic Grp	62200	95-2496321				Accordia Life and Annuity Company	Iowa	IA - Insurance Affiliate	Commonwealth Annuity and Life Insurance Company	Ownership	100	KKR & Co. Inc.
0000002	3891	Global Atlantic Grp	15475	46-3465867				Cape Verity I, Inc.	Iowa	IA - Insurance Affiliate	Accordia Life and Annuity Company	Ownership	100	KKR & Co. Inc.
0000003	3891	Global Atlantic Grp	15473	46-3485456				Cape Verity III, Inc.	Iowa	IA - Insurance Affiliate	Accordia Life and Annuity Company	Ownership	100	KKR & Co. Inc.
0000004	3891	Global Atlantic Grp	84824	04-6145677	3958278	1391312		Commonwealth Annuity and Life Insurance Company	Massachusetts	IA - Insurance Affiliate	Global Atlantic (Fin) Company	Ownership	100	KKR & Co. Inc.
0000005				95-2496321				DBE Solar Holdco LLC	Delaware	NIA - non-Insurance Affiliate	Accordia Life and Annuity Company	Ownership	100	KKR & Co. Inc.
0000006	3891	Global Atlantic Grp	69140	04-1867050	2578101	793699		First Allmerica Financial Life Insurance Company	Massachusetts	IA - Insurance Affiliate	Commonwealth Annuity and Life Insurance Company	Ownership	100	KKR & Co. Inc.
0000007				38-3871599				Five Points Senior Holdco LLC	Delaware	NIA - non-Insurance Affiliate	Accordia Life and Annuity Company	Ownership	100	KKR & Co. Inc.
0000008	3891	Global Atlantic Grp	91642	06-1016329		1554348		Forethought Life Insurance Company	Indiana	IA - Insurance Affiliate	Commonwealth Annuity and Life Insurance Company	Ownership	100	KKR & Co. Inc.
0000009				38-3898658				Global Atlantic (Fin) Company	Delaware	UIP - upstream indirect parent	Global Atlantic Financial Limited	Ownership	100	KKR & Co. Inc.
0000010				98-1089764				Global Atlantic Financial Group Limited	Bermuda	UIP - upstream indirect parent	The Global Atlantic Financial Group LLC	Ownership	100	KKR & Co. Inc.
0000011				98-1090868	4520225			Global Atlantic Limited (Delaware)	Delaware	UIP - upstream indirect parent	Global Atlantic Financial Group Limited	Ownership	100	KKR & Co. Inc.
0000012				46-3694412	4520225			Gotham Issuer, LLC	Delaware	NIA - non-Insurance Affiliate	Accordia Life and Annuity Company	Ownership	90	KKR & Co. Inc.
0000013				46-3694412	4520225			Gotham Issuer, LLC	Delaware	NIA - non-Insurance Affiliate	Global Atlantic (Fin) Company	Ownership	10	KKR & Co. Inc.
0000014	3891	Global Atlantic Grp	15333	46-3455515				Gotham Re, Inc.	Vermont	IA - Insurance Affiliate	Accordia Life and Annuity Company	Ownership	100	KKR & Co. Inc.
0000015				88-1203639	2578101	1404912	New York Stock Exchange	KKR & Co. Inc.	Delaware	UIP - upstream indirect parent	Board of Directors	Board of Directors	---	KKR & Co. Inc.
0000016					3958278	1932162		KKR Group Co. Inc.	Cayman Islands	UIP - upstream indirect parent	KKR & Co. Inc.	Ownership	100	KKR & Co. Inc.
0000017						1743754		KKR Group Holdings Corp.	Delaware	UIP - upstream indirect parent	KKR Group Co. Inc.	Ownership	100	KKR & Co. Inc.
0000018				98-0598047		1472698		KKR Group Partnership L.P.	Cayman Islands	UIP - upstream indirect parent	KKR Group Holdings Corp.	Ownership	100	KKR & Co. Inc.
0000019				98-1563045		1842456		KKR Magnolia Holdings LLC	Cayman Islands	UIP - upstream indirect parent	KKR Group Partnership L.P.	Ownership	100	KKR & Co. Inc.
0000020				04-6145677				NAV Solar Holdco LLC	Delaware	NIA - non-Insurance Affiliate	Commonwealth Annuity and Life Insurance Company	Ownership	100	KKR & Co. Inc.
0000021				88-2112299				Panamint Power LLC	Delaware	NIA - non-Insurance Affiliate	Forethought Life Insurance Company	Ownership	100	KKR & Co. Inc.
0000022				95-2496321				Tapioca View, LLC	Delaware	NIA - non-Insurance Affiliate	Accordia Life and Annuity Company	Ownership	100	KKR & Co. Inc.
0000023				98-1089764	4520225			The Global Atlantic Financial Group LLC	Bermuda	UIP - upstream indirect parent	KKR Magnolia Holdings LLC	Ownership	100	KKR & Co. Inc.
0000024				98-1090854				EXL Solar HoldCo, LLC	Delaware	NIA - non-Insurance Affiliate	Global Atlantic Re Limited	Ownership	100	KKR & Co. Inc.
0000025				98-1452583				Global Atlantic Assurance Limited	Bermuda	IA - Insurance Affiliate	Global Atlantic Re Limited	Ownership	100	KKR & Co. Inc.
0000026				98-1529928				Global Atlantic Financial Company Bermuda Limited	Bermuda	NIA - non-Insurance Affiliate	Global Atlantic Limited (Delaware)	Ownership	100	KKR & Co. Inc.
0000027				98-1090854				Global Atlantic Re Limited	Bermuda	IA - Insurance Affiliate	Global Atlantic Limited (Delaware)	Ownership	100	KKR & Co. Inc.
0000028				88-1979352				Stellar Renewable Power LLC	Delaware	NIA - non-Insurance Affiliate	Global Atlantic Re Limited	Ownership	100	KKR & Co. Inc.
0000029								Solis LLC	Delaware	NIA - non-Insurance Affiliate	Forethought Life Insurance Company	Ownership	25	KKR & Co. Inc.
0000030								Solis LLC	Delaware	NIA - non-Insurance Affiliate	Third Party Investors	Ownership	75	------
0000031				84-3588586				Parasol Renewable Energy LLC	Delaware	NIA - non-Insurance Affiliate	Global Atlantic Re Limited	Ownership	20	KKR & Co. Inc.
0000032				84-3588586				Parasol Renewable Energy LLC	Delaware	NIA - non-Insurance Affiliate	Solis LLC	Ownership	80	KKR & Co. Inc.
0000033				86-1607307				ACX Prop II, LLC	Delaware	NIA - non-Insurance Affiliate	Global Atlantic (Fin) Company	Ownership	100	KKR & Co. Inc.
0000034				87-2335032				ACX Prop III, LLC	Delaware	NIA - non-Insurance Affiliate	Global Atlantic (Fin) Company	Ownership	100	KKR & Co. Inc.
0000035				87-3631476				ACX Prop IV-A, LLC	Delaware	NIA - non-Insurance Affiliate	Global Atlantic (Fin) Company	Ownership	100	KKR & Co. Inc.
0000036				88-0561068				ACX Prop IV-B, LLC	Delaware	NIA - non-Insurance Affiliate	Global Atlantic (Fin) Company	Ownership	100	KKR & Co. Inc.
0000037				82-3508436				Atlanta Asset Holdings LLC	Delaware	NIA - non-Insurance Affiliate	Infinity Transportation Equipment Leasing, LLC	Management	0	KKR & Co. Inc.
0000038								Atlantic Yards Owner LLC	Delaware	NIA - non-Insurance Affiliate	GA - Sunbelt Office Holdco LLC	Management	0	KKR & Co. Inc.
0000039				88-1026854				KSQR 2023-1 LLC	Delaware	NIA - non-Insurance Affiliate	Global Atlantic Equipment Management, LLC	Management	0	KKR & Co. Inc.
0000040				86-2857451				CDNL 2021-1 LLC	Delaware	NIA - non-Insurance Affiliate	Global Atlantic Equipment Management, LLC	Management	0	KKR & Co. Inc.
0000041								Denver Owner LLC	Delaware	NIA - non-Insurance Affiliate	GA - Industrial Holdco LLC	Management	0	KKR & Co. Inc.
0000042								Drawbridge B1, LLC	Delaware	NIA - non-Insurance Affiliate	Drawbridge Holdings 1, LLC	Management	0	KKR & Co. Inc.
0000043								Drawbridge B2, LLC	Delaware	NIA - non-Insurance Affiliate	Drawbridge Holdings 2, LLC	Management	0	KKR & Co. Inc.
0000044								Drawbridge B3, LLC	Delaware	NIA - non-Insurance Affiliate	Drawbridge Holdings 3, LLC	Management	0	KKR & Co. Inc.
0000045								Drawbridge B4, LLC	Delaware	NIA - non-Insurance Affiliate	Drawbridge Holdings 1, LLC	Management	0	KKR & Co. Inc.
0000046								Drawbridge B7, LLC	Delaware	NIA - non-Insurance Affiliate	Drawbridge Holdings 1, LLC	Management	0	KKR & Co. Inc.
0000047								Drawbridge B9, LLC	Delaware	NIA - non-Insurance Affiliate	Drawbridge Holdings 3, LLC	Management	0	KKR & Co. Inc.
0000048				88-0937290				Drawbridge Feeder, LLC	Delaware	NIA - non-Insurance Affiliate	Drawbridge MB1, LLC	Management	0	KKR & Co. Inc.
0000049				88-0937290				Drawbridge Feeder, LLC	Delaware	NIA - non-Insurance Affiliate	Drawbridge MB2, LLC	Management	0	KKR & Co. Inc.
0000050				88-0937290				Drawbridge Feeder, LLC	Delaware	NIA - non-Insurance Affiliate	Drawbridge MB3, LLC	Management	0	KKR & Co. Inc.
0000051				87-3802448				Drawbridge Holdings 1, LLC	Delaware	NIA - non-Insurance Affiliate	Drawbridge Feeder, LLC	Management	0	KKR & Co. Inc.
0000052				61-1580298				Drawbridge Holdings 2, LLC	Delaware	NIA - non-Insurance Affiliate	Drawbridge Feeder, LLC	Management	0	KKR & Co. Inc.
0000053				87-3802777				Drawbridge Holdings 3, LLC	Delaware	NIA - non-Insurance Affiliate	Drawbridge Feeder, LLC	Management	0	KKR & Co. Inc.
0000054								Drawbridge MB1, LLC	Delaware	NIA - non-Insurance Affiliate	Global Atlantic (Fin) Company	Management	0	KKR & Co. Inc.
0000055								Drawbridge MB2, LLC	Delaware	NIA - non-Insurance Affiliate	Global Atlantic (Fin) Company	Management	0	KKR & Co. Inc.
0000056								Drawbridge MB3, LLC	Delaware	NIA - non-Insurance Affiliate	Global Atlantic (Fin) Company	Management	0	KKR & Co. Inc.
0000057				86-2361267				Dublin Asset Holdings 2 LLC	Delaware	NIA - non-Insurance Affiliate	Global Atlantic Equipment Management, LLC	Management	0	KKR & Co. Inc.
0000058				87-2316184				Dublin Asset Holdings 3, LLC	Delaware	NIA - non-Insurance Affiliate	Global Atlantic Equipment Management, LLC	Management	0	KKR & Co. Inc.
0000059				82-3508100				Dublin Asset Holdings LLC	Delaware	NIA - non-Insurance Affiliate	Global Atlantic Equipment Management, LLC	Management	0	KKR & Co. Inc.
0000060				87-3023750				Emporium Holdco, Inc.	Delaware	NIA - non-Insurance Affiliate	Global Atlantic (Fin) Company	Ownership	100	KKR & Co. Inc.
0000061				87-3058805				eRESI Holdings Inc.	Delaware	NIA - non-Insurance Affiliate	Global Atlantic (Fin) Company	Ownership	100	KKR & Co. Inc.
0000062				86-2871839				FLCN 2022-1 LLC	Delaware	NIA - non-Insurance Affiliate	Global Atlantic Equipment Management, LLC	Management	0	KKR & Co. Inc.
0000063				35-1815415				ForeLife Agency, Inc.	Indiana	NIA - non-Insurance Affiliate	Global Atlantic (Fin) Company	Ownership	100	KKR & Co. Inc.
0000064				92-1413949				GA - Industrial Holdco LLC	Delaware	NIA - non-Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000065				38-3898658				GA - Sunbelt Office Holdco LLC	Delaware	NIA - non-Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000066				13-3896487				GA Risk Advisors, Inc.	Delaware	NIA - non-Insurance Affiliate	Global Atlantic (Fin) Company	Ownership	100	KKR & Co. Inc.
0000067				20-3944031				Global Atlantic Distributors, LLC	Delaware	NIA - non-Insurance Affiliate	Global Atlantic (Fin) Company	Ownership	100	KKR & Co. Inc.
0000068				81-3323212				Global Atlantic Equipment Management, LLC	Delaware	NIA - non-Insurance Affiliate	Global Atlantic (Fin) Company	Ownership	100	KKR & Co. Inc.
0000069				38-3898658				Global Atlantic Insurance Network LLC	Delaware	NIA - non-Insurance Affiliate	Global Atlantic (Fin) Company	Ownership	100	KKR & Co. Inc.
0000070				35-1960899				Global Atlantic Investment Advisors, LLC	Indiana	NIA - non-Insurance Affiliate	Global Atlantic (Fin) Company	Ownership	100	KKR & Co. Inc.
0000071				13-3896700				Global Atlantic Risk Advisors, L.P.	Delaware	NIA - non-Insurance Affiliate	Global Atlantic (Fin) Company	Ownership	100	KKR & Co. Inc.
0000072				84-4227992				Infinity Asset Holdings 2020 LLC	Delaware	NIA - non-Insurance Affiliate	Infinity Transportation Equipment Leasing, LLC	Management	0	KKR & Co. Inc.
0000073				84-3127337				Infinity LD Asset Holdings LLC	Delaware	NIA - non-Insurance Affiliate	Infinity Transportation Equipment Leasing, LLC	Management	0	KKR & Co. Inc.
0000074				86-3445068				Infinity Transportation Equipment Leasing, LLC	Delaware	NIA - non-Insurance Affiliate	Global Atlantic (Fin) Company	Ownership	100	KKR & Co. Inc.
0000075				87-3496842				KPBN 2022-1 LLC	Delaware	NIA - non-Insurance Affiliate	Infinity Transportation Equipment Leasing, LLC	Management	0	KKR & Co. Inc.
0000076				92-1077691				WABW 2023 LLC	Delaware	NIA - non-Insurance Affiliate	Infinity Transportation Equipment Leasing, LLC	Management	0	KKR & Co. Inc.
0000077								MCH SFR Equity Owner 4, LLC	Delaware	NIA - non-Insurance Affiliate	MCH SFR HoldCo 4, LLC	Management	0	KKR & Co. Inc.
0000078				88-3108777				MCH SFR HoldCo 4, LLC	Delaware	NIA - non-Insurance Affiliate	MCH SFR Parent 4, LLC	Management	0	KKR & Co. Inc.
0000079				87-4783067				MCH SFR Parent 4, LLC	Delaware	NIA - non-Insurance Affiliate	Global Atlantic (Fin) Company	Management	0	KKR & Co. Inc.
0000080				92-1402466				Tampa Owner LLC	Delaware	NIA - non-Insurance Affiliate	GA - Industrial Holdco LLC	Management	0	KKR & Co. Inc.
0000081				90-0928452				Global Atlantic Financial Company	Delaware	NIA - non-Insurance Affiliate	Global Atlantic (Fin) Company	Ownership	100	KKR & Co. Inc.
0000082				85-0526287				AIMXL 2018-1 LLC	Delaware	NIA - non-Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000083				83-3851887				TBDX 2018-1, LLC	Delaware	NIA - non-Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000084								WALR 2019-1, Ltd.	Cayman Islands	NIA - non-Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000085				85-0498393				JAYP 2020-1A LLC	Delaware	NIA - non-Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000086				85-0506156				PICO 2020-1B LLC	Delaware	NIA - non-Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000087				98-1618000				BNGL 2020-2A, Ltd.	Cayman Islands	NIA - non-Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000088				30-1278256				Blue Eagle 2020-3A LLC	Delaware	NIA - non-Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000089				86-1185033				BYTS 2021-1A, LLC	Delaware	NIA - non-Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000090				86-1215896				CLAE 2021-1B, LLC	Delaware	NIA - non-Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000091				86-1247520				FLWR 2021-1C, LLC	Delaware	NIA - non-Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000092				86-1276982				LNXS 2021-1D, LLC	Delaware	NIA - non-Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000093				87-1039701				Blue Eagle 2021-1E LLC	Delaware	NIA - non-Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000094				87-1051951				Blue Eagle 2021-1F LLC	Delaware	NIA - non-Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000095				87-1083548				Blue Eagle 2021-1G LLC	Delaware	NIA - non-Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000096				87-1103117				Blue Eagle 2021-1H LLC	Delaware	NIA - non-Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000097				86-1833206				Blue Eagle 2021-2A LLC	Delaware	NIA - non-Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000098				86-1908720				Blue Eagle 2021-3A LLC	Delaware	NIA - non-Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000099				86-1926397				Blue Eagle 2021-3B LLC	Delaware	NIA - non-Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000100				98-1650279				Blue Eagle 2021-4A Ltd.	Cayman Islands	NIA - non-Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000101				86-1867464				Blue Eagle 2021-4B LLC	Delaware	NIA - non-Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000102				87-3855255				Blue Eagle 2022-1A LLC	Delaware	NIA - non-Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000103				87-3855455				Blue Eagle 2022-1B LLC	Delaware	NIA - non-Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000104				87-3876861				Blue Eagle 2022-1C LLC	Delaware	NIA - non-Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000105				87-3877027				Blue Eagle 2022-1D LLC	Delaware	NIA - non-Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000106				88-2368056				HECR 2022-1E LLC	Delaware	NIA - non-Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000107				88-2395708				DMAZ 2022-1F LLC	Delaware	NIA - non-Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000108				98-1669070				Blue Eagle FundingCo 1, Ltd.	Cayman Islands	NIA - non-Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000109				87-1240026				GALT Trust 2021-1	Delaware	NIA - non-Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000110				86-2409460				GSHLT Trust 2021-A	Delaware	NIA - non-Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000111				87-2827474				GSHLT Trust 2021-B	Delaware	NIA - non-Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000112				85-3158152				HILT Trust 2020-A	Delaware	NIA - non-Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000113				86-2750470				HIMT Trust 2021-A	Delaware	NIA - non-Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000114				86-2028644				HNREF 2018-1 LLC	Delaware	NIA - non-Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000115								LENDSL Trust 2018- A	Delaware	NIA - non-Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000116				85-1772188				MACT Trust 2019-1	Delaware	NIA - non-Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000117				85-3686210				MOST Trust 2020- 1	Delaware	NIA - non-Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000118				84-4568438				SERVHL Trust 2019- 1	Delaware	NIA - non-Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000119				88-0867231				SET Trust 2022-1 LLC	Delaware	NIA - non-Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000120				84-3988321				SFSL Trust 2019-A	Delaware	NIA - non-Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000121				84-4665609				SLMSL Trust 2020-1	Delaware	NIA - non-Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000122				84-4685585				SLMSL Trust 2020-2	Delaware	NIA - non-Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000123				86-2737921				SOMT Trust 2021-1	Delaware	NIA - non-Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000124								SPHRX 2018-1 LLC	Delaware	NIA - non-Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000125								GSPWC 2023 LLC	Delaware	NIA - non-Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000126								RNTSP LLC	Delaware	NIA - non-Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000127								TOAMS 2017-1 LLC	Delaware	NIA - non-Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000128								GSPPR LLC	Delaware	NIA - non-Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000129								SPPRE LLC	Delaware	NIA - non-Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000130				92-1187937				HAVI 2023-3A LLC	Delaware	NIA - non-Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000131				92-1198046				WSTI 2023-3B LLC	Delaware	NIA - non-Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000132				93-4460677				FRHT 2023 LLC	Delaware	NIA - non-Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000133								RWINV 2024 LLC	Delaware	NIA - non-Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000134								Chevy Chase Plaza Mezzanine LLC	Delaware	NIA - non-Insurance Affiliate	Commonwealth Annuity and Life Insurance Company	Ownership	100	KKR & Co. Inc.
0000135								JGBY Trust 2024-1	Delaware	NIA - non Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000136								6101 W Centinela Mezzanine LLC	Delaware	NIA - non Insurance Affiliate	Forethought Life Insurance Company	Ownership	100	KKR & Co. Inc.
0000137								6101 W Centinela Owner LLC	Delaware	NIA - non Insurance Affiliate	6101 W Centinela Mezzanine LLC	Ownership	100	KKR & Co. Inc.
0000138								BNA Mezz LLC	Delaware	NIA - non Insurance Affiliate	GA - Industrial Holdco LLC	Ownership	100	KKR & Co. Inc.
0000139								BNA Owner LLC	Delaware	NIA - non Insurance Affiliate	BNA Mezz LLC	Ownership	100	KKR & Co. Inc.
0000140								Chevy Chase Plaza Owner LLC	Delaware	NIA - non Insurance Affiliate	Chevy Chase Plaza Mezzanine LLC	Ownership	100	KKR & Co. Inc.
0000141								GA Partner Solutions LLC	Delaware	NIA - non Insurance Affiliate	GA Partner Solutions Holding Company LLC	Ownership	100	KKR & Co. Inc.
0000142								GA Iris LLC	Delaware	NIA - non Insurance Affiliate	GA Partner Solutions LLC	Ownership	30	KKR & Co. Inc.
0000143								GA Iris LLC	Delaware	NIA - non Insurance Affiliate	Third Party Investors	Ownership	70	------
0000144								GA Iris FinCo LLC	Delaware	NIA - non Insurance Affiliate	GA Iris LLC	Ownership	100	KKR & Co. Inc.
0000145								GA Iris Re Limited	Bermuda	IA - Insurance Affiliate	GA Iris FinCo LLC	Ownership	100	KKR & Co. Inc.
0000146								CRTBS 2024 LLC	Delaware	NIA - non Insurance Affiliate	Commonwealth Annuity and Life Insurance Company	Ownership	100	KKR & Co. Inc.
0000147								Hatteras Mezzanine LLC	Delaware	NIA - non Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000148								Garland Mezz LLC	Delaware	NIA - non Insurance Affiliate	GA - Industrial Holdco LLC	Ownership	100	KKR & Co. Inc.
0000149								Garland Owner LLC	Delaware	NIA - non Insurance Affiliate	Garland Mezz LLC	Ownership	100	KKR & Co. Inc.
0000150								GA 350 Ellis Member LLC	Delaware	NIA - non Insurance Affiliate	Forethought Life Insurance Company	Ownership	100	KKR & Co. Inc.
0000151								Two Pine Mezzanine LLC	Delaware	NIA - non Insurance Affiliate	Forethought Life Insurance Company	Ownership	100	KKR & Co. Inc.
0000152								Two Pine Owner LLC	Delaware	NIA - non Insurance Affiliate	Two Pine Mezzanine LLC	Ownership	100	KKR & Co. Inc.
0000153								GA 330 Yale Member LLC	Delaware	NIA - non Insurance Affiliate	Forethought Life Insurance Company	Ownership	100	KKR & Co. Inc.
0000154								KRE Catalyst Acquisitions LLC	Delaware	NIA - non Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000155								KRE Catalyst Valdok I Mezz LLC	Delaware	NIA - non Insurance Affiliate	KRE Catalyst Acquisitions LLC	Ownership	100	KKR & Co. Inc.
0000156								KRE Catalyst Valdok I Owner LLC	Delaware	NIA - non Insurance Affiliate	KRE Catalyst Valdok I Mezz LLC	Ownership	100	KKR & Co. Inc.
0000157								KRE Catalyst Valdok II Mezz L.P.	Delaware	NIA - non Insurance Affiliate	KRE Catalyst Acquisitions LLC	Ownership	100	KKR & Co. Inc.
0000158								KRE Catalyst Valdok II Owner L.P.	Delaware	NIA - non Insurance Affiliate	KRE Catalyst Valdok II Mezz L.P.	Ownership	100	KKR & Co. Inc.
0000159								KRE Catalyst Novo Mezz L.P.	Delaware	NIA - non Insurance Affiliate	KRE Catalyst Acquisitions LLC	Ownership	100	KKR & Co. Inc.
0000160								KRE Catalyst Novo Owner L.P.	Delaware	NIA - non Insurance Affiliate	KRE Catalyst Novo Mezz L.P.	Ownership	100	KKR & Co. Inc.
0000161								KRE Catalyst Palmera Mezz L.P.	Delaware	NIA - non Insurance Affiliate	KRE Catalyst Acquisitions LLC	Ownership	100	KKR & Co. Inc.
0000162								KRE Catalyst Palmera Owner L.P.	Delaware	NIA - non Insurance Affiliate	KRE Catalyst Palmera Mezz L.P.	Ownership	100	KKR & Co. Inc.
0000163								KRE Catalyst Aya Mezz L.P.	Delaware	NIA - non Insurance Affiliate	KRE Catalyst Acquisitions LLC	Ownership	100	KKR & Co. Inc.
0000164								KRE Catalyst Aya Owner L.P.	Delaware	NIA - non Insurance Affiliate	KRE Catalyst Aya Mezz L.P.	Ownership	100	KKR & Co. Inc.
0000165								KRE Catalyst Malbec Mezz LLC	Delaware	NIA - non Insurance Affiliate	KRE Catalyst Acquisitions LLC	Ownership	100	KKR & Co. Inc.
0000166								KRE Catalyst Malbec Owner LLC	Delaware	NIA - non Insurance Affiliate	KRE Catalyst Malbec Mezz LLC	Ownership	100	KKR & Co. Inc.
0000167								KRE Catalyst Ellis Mezz L.P.	Delaware	NIA - non Insurance Affiliate	KRE Catalyst Acquisitions LLC	Ownership	100	KKR & Co. Inc.
0000168								KRE Catalyst Ellis Owner L.P.	Delaware	NIA - non Insurance Affiliate	KRE Catalyst Ellis Mezz L.P.	Ownership	100	KKR & Co. Inc.
0000169								KRE Catalyst Core Mezz LLC	Delaware	NIA - non Insurance Affiliate	KRE Catalyst Acquisitions LLC	Ownership	100	KKR & Co. Inc.
0000170								KRE Catalyst Core Owner LLC	Delaware	NIA - non Insurance Affiliate	KRE Catalyst Core Mezz LLC	Ownership	100	KKR & Co. Inc.
0000171								KRE Catalyst Marisol Mezz L.P.	Delaware	NIA - non Insurance Affiliate	KRE Catalyst Acquisitions LLC	Ownership	100	KKR & Co. Inc.
0000172								KRE Catalyst Marisol Owner L.P.	Delaware	NIA - non Insurance Affiliate	KRE Catalyst Marisol Mezz L.P.	Ownership	100	KKR & Co. Inc.
0000173								KRE Catalyst Gentry Mezz L.P.	Delaware	NIA - non Insurance Affiliate	KRE Catalyst Acquisitions LLC	Ownership	100	KKR & Co. Inc.
0000174								KRE Catalyst Gentry Owner L.P.	Delaware	NIA - non Insurance Affiliate	KRE Catalyst Gentry Mezz L.P.	Ownership	100	KKR & Co. Inc.
0000175								KRE Catalyst Madison Mezz LLC	Delaware	NIA - non Insurance Affiliate	KRE Catalyst Acquisitions LLC	Ownership	100	KKR & Co. Inc.
0000176								KRE Catalyst Madison Owner LLC	Delaware	NIA - non Insurance Affiliate	KRE Catalyst Madison Mezz LLC	Ownership	100	KKR & Co. Inc.
0000177								KRE Catalyst Cap650 Mezz LLC	Delaware	NIA - non Insurance Affiliate	KRE Catalyst Acquisitions LLC	Ownership	100	KKR & Co. Inc.
0000178								KRE Catalyst Cap650 Owner LLC	Delaware	NIA - non Insurance Affiliate	KRE Catalyst Cap650 Mezz LLC	Ownership	100	KKR & Co. Inc.
0000179								KRE Catalyst The 23 Mezz LLC	Delaware	NIA - non Insurance Affiliate	KRE Catalyst Acquisitions LLC	Ownership	100	KKR & Co. Inc.
0000180								KRE Catalyst The 23 Owner LLC	Delaware	NIA - non Insurance Affiliate	KRE Catalyst The 23 Mezz LLC	Ownership	100	KKR & Co. Inc.
0000181								KRE Catalyst Whitney Mezz LLC	Delaware	NIA - non Insurance Affiliate	KRE Catalyst Acquisitions LLC	Ownership	100	KKR & Co. Inc.
0000182								KRE Catalyst Whitney Owner LLC	Delaware	NIA - non Insurance Affiliate	KRE Catalyst Whitney Mezz LLC	Ownership	100	KKR & Co. Inc.
0000183								KRE Catalyst Bower Mezz L.P.	Delaware	NIA - non Insurance Affiliate	KRE Catalyst Acquisitions LLC	Ownership	100	KKR & Co. Inc.
0000184								KRE Catalyst Bower Owner L.P.	Delaware	NIA - non Insurance Affiliate	KRE Catalyst Bower Mezz L.P.	Ownership	100	KKR & Co. Inc.
0000185								KRE Catalyst Luma Mezz LLC	Delaware	NIA - non Insurance Affiliate	KRE Catalyst Acquisitions LLC	Ownership	100	KKR & Co. Inc.
0000186								KRE Catalyst Luma Owner LLC	Delaware	NIA - non Insurance Affiliate	KRE Catalyst Luma Mezz LLC	Ownership	100	KKR & Co. Inc.
0000187								KRE Catalyst Vireo Mezz L.P.	Delaware	NIA - non Insurance Affiliate	KRE Catalyst Acquisitions LLC	Ownership	100	KKR & Co. Inc.
0000188								KRE Catalyst Vireo Owner L.P.	Delaware	NIA - non Insurance Affiliate	KRE Catalyst Vireo Mezz L.P.	Ownership	100	KKR & Co. Inc.
0000189								KRE Catalyst Lively Mezz L.P.	Delaware	NIA - non Insurance Affiliate	KRE Catalyst Acquisitions LLC	Ownership	100	KKR & Co. Inc.
0000190								KRE Catalyst Lively Owner L.P.	Delaware	NIA - non Insurance Affiliate	KRE Catalyst Lively Mezz L.P.	Ownership	100	KKR & Co. Inc.
0000191								Park 890 Mezz V LLC	Delaware	NIA - non Insurance Affiliate	GA - Industrial Holdco LLC	Ownership	100	KKR & Co. Inc.
0000192								Park 890 Owner V LLC	Delaware	NIA - non Insurance Affiliate	Park 890 Mezz V LLC	Ownership	100	KKR & Co. Inc.
0000193								GA Global Solutions LLC	Delaware	NIA - non Insurance Affiliate	Global Atlantic Limited (Delaware)	Ownership	100	KKR & Co. Inc.
0000194								Bayport Mezz LLC	Delaware	NIA - non Insurance Affiliate	GA - Industrial Holdco LLC	Ownership	100	KKR & Co. Inc.
0000195								Bayport Owner LLC	Delaware	NIA - non Insurance Affiliate	Bayport Mezz LLC	Ownership	100	KKR & Co. Inc.
0000196								Auburn Owner LLC	Delaware	NIA - non Insurance Affiliate	Webster Mezz I LLC	Ownership	100	KKR & Co. Inc.
0000197								Blue Grass Owner I LLC	Delaware	NIA - non Insurance Affiliate	Webster Mezz I LLC	Ownership	100	KKR & Co. Inc.
0000198								Deptford Owner LLC	Delaware	NIA - non Insurance Affiliate	Global Atlantic (Fin) Company	Ownership	100	KKR & Co. Inc.
0000199								Gravel Springs Owner LLC	Delaware	NIA - non Insurance Affiliate	Webster Mezz I LLC	Ownership	100	KKR & Co. Inc.
0000200								Kato Owner LLC	Delaware	NIA - non Insurance Affiliate	Webster Mezz I LLC	Ownership	100	KKR & Co. Inc.
0000201								Mantua Grove Owner LLC	Delaware	NIA - non Insurance Affiliate	Webster Mezz II LLC	Ownership	100	KKR & Co. Inc.
0000202								Mantua Grove REIT LLC	Delaware	NIA - non Insurance Affiliate	Deptford Owner LLC	Ownership	100	KKR & Co. Inc.
0000203								Westampton Owner LLC	Delaware	NIA - non Insurance Affiliate	Webster Mezz I LLC	Ownership	100	KKR & Co. Inc.
0000204								Webster Mezz I LLC	Delaware	NIA - non Insurance Affiliate	GA - Industrial Holdco LLC	Ownership	100	KKR & Co. Inc.
0000205								Webster Mezz II LLC	Delaware	NIA - non Insurance Affiliate	Mantua Grove REIT LLC	Ownership	100	KKR & Co. Inc.
0000206								Blue Grass Mezz II LLC	Delaware	NIA - non Insurance Affiliate	GA - Industrial Holdco LLC	Ownership	100	KKR & Co. Inc.
0000207								Blue Grass Owner II LLC	Delaware	NIA - non Insurance Affiliate	Blue Grass Mezz II LLC	Ownership	100	KKR & Co. Inc.
0000208								DRBG II MB1, LLC	Delaware	NIA - non Insurance Affiliate	Global Atlantic (Fin) Company	Ownership	100	KKR & Co. Inc.
0000209								DRBG II Feeder, LLC	Delaware	NIA - non Insurance Affiliate	DRBG II MB1, LLC	Management	0	KKR & Co. Inc.
0000210								DRBG II Holdings, LLC	Delaware	NIA - non Insurance Affiliate	DRBG II Feeder, LLC	Ownership	100	KKR & Co. Inc.
0000211								DRBG II B1, LLC	Delaware	NIA - non Insurance Affiliate	DRBG II Holdings, LLC	Ownership	100	KKR & Co. Inc.
0000212								DRBG Arboretum Gateway, LLC	Delaware	NIA - non Insurance Affiliate	DRBG II B1, LLC	Ownership	100	KKR & Co. Inc.
0000213								SBKR 2024-1, LLC	Delaware	NIA - non Insurance Affiliate	Infinity Transportation Equipment Leasing, LLC	Management	0	KKR & Co. Inc.
0000214								GA Partner Solutions Holding Company LLC	Delaware	NIA - non Insurance Affiliate	Global Atlantic Limited (Delaware)	Ownership	100	KKR & Co. Inc.
0000215								ZPLN Trust 2024-1	Delaware	NIA - non Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000216								RUPH Trust 2024-1	Delaware	NIA - non Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000217								MRTN 2024-1, LLC	Delaware	NIA - non Insurance Affiliate	Global Atlantic Equipment Management, LLC	Management	0	KKR & Co. Inc.
0000218								BFOX 2024 LLC	Delaware	NIA - non Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000219								MVAC 2025-1A, LLC	Delaware	NIA - non Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000220								TSOM 2025-1B, LLC	Delaware	NIA - non Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000221								MRLN 2024-1 LLC	Delaware	NIA - non Insurance Affiliate	Global Atlantic Equipment Management, LLC	Management	0	KKR & Co. Inc.
0000222								HRBR 2025-1, LLC	Delaware	NIA - non Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000223								OCAP 1 HoldCo, LLC	Delaware	NIA - non Insurance Affiliate	Forethought Life Insurance Company	Management	0	KKR & Co. Inc.
0000224								NTYZ, LLC	Delaware	NIA - non Insurance Affilaite	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000225								GA - Industrial Holdco II LLC	Delaware	NIA - non Insurance Affilaite	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000226								Eastport Exchange Mezz LLC	Delaware	NIA - non Insurance Affilaite	GA - Industrial Holdco II LLC	Ownership	100	KKR & Co. Inc.
0000227								Easport Exchange Owner LLC	Delaware	NIA - non Insurance Affilaite	Eastport Exchange Mezz LLC	Ownership	100	KKR & Co. Inc.
0000228								KCW Funding Co, LLC	Delaware	NIA - non Insurance Affiliate	Global Atlantic Financial Company	Management	0	KKR & Co. Inc.
0000229								GA Island Parkway Member LLC	Delaware	NIA - non Insurance Affiliate	Forethought Life Insurance Company	Ownership	100	KKR & Co. Inc.
0000230								Island Parkway Owner LLC	Delaware	NIA - non Insurance Affiliate	GA Island Parkway Member LLC	Ownership	100	KKR & Co. Inc.

ITEM 30.	INDEMNIFICATION

Article VI of the Company’s Bylaws states: The Corporation shall indemnify to the full extent permitted by applicable law any person made or threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person or such person’s testator or intestate is or was a director, officer or employee of the Corporation or serves or served at the request of the Corporation any other enterprise as a director, officer or employee. Expenses, including attorneys’ fees, incurred by any such person in defending any such action, suit or proceeding shall be paid or reimbursed by the Corporation promptly upon receipt by it of an undertaking of such person to repay such expenses if such person if finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Corporation or other enterprise. The Corporation shall accept such undertaking without reference to the financial ability of such person to make repayment. Notwithstanding the foregoing, no indemnification shall be provided for any person with respect to any matter as to which such person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that the action was in best interests of the Corporation or other enterprise. No matter disposed of by settlement, compromise, the entry of a consent decree or the entry of any plea in a criminal proceeding, shall of itself be deemed an adjudication of not having acted in good faith in the reasonable belief that the action was in the best interest of the Corporation. The rights provided to any person by this by -law shall be enforceable against the Corporation by such person who shall be presumed to have relied upon it in serving or continuing to serve as director, officer or employee as provided above. No amendment of this by-law shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

ITEM 31.	PRINCIPAL UNDERWRITERS

(a)  Global Atlantic Distributors, LLC acts as a principal underwriter for the following separate account investment companies:

●	VEL Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Allmerica Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, D,E,F, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Commonwealth Select Separate Account, Separate Account VA-K of Commonwealth Annuity and Life Insurance Company, and Commonwealth Annuity Separate Account A of Commonwealth Annuity and Life Insurance Company

●	Inheiritage Account, VEL II Account, Separate Account IMO, Separate Account I, Separate Account VA-K, Separate Account VA-P, Commonwealth Select Separate Account, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Separate Account SPVL, and Allmerica Select Separate Account II.

●	Forethought Life Insurance Company Separate Account A of Forethought Life Insurance Company.

●	Forethought Variable Insurance Trust

(b)  Managers and Officers of Global Atlantic Distributors, LLC

Unless otherwise indicated, the principal business address of each of the following Directors and Officers is:

30 Hudson Yards
500 West 33rd Street
New York, NY 10001

NAME	POSITION OR OFFICE WITH UNDERWRITER
Bickler, Jason A. (2)	President, Manager, Chairman, and Designated Licensed Responsible Producer
Katherine Milgram	General Counsel and Secretary
Moorcroft, William (2)	Chief Compliance Officer
Patterson, Sarah M. (2)	Assistant Secretary
Paulousky, Michael (1)	Treasurer
Rip, Olga	Chief Financial Officer
Rutherford, Kelly J. (2)	Managing Director
Siegel, Dean (2)	Senior Vice President

(1)	20 Guest Street, Brighton, MA 02135
(2)	One Financial Plaza, 755 Main Street, 24th Floor, Hartford, CT 06103

(c)	Commissions received by Global Atlantic Distributors, LLC, directly or indirectly, from the Registrant during 2025.

Name of Principal Underwriter	Net Underwriting Discounts and Commissions		Compensation on Redemption			Brokerage Commissions			Other Compensation

Global Atlantic Distributors, LLC	$878,857.65	*	$	[0	]	$	[0	]	$	[0	]

* Global Atlantic Distributors, LLC, in its role as Principal Underwriter, did not receive, and therefore did not retain any underwriting commissions for the fiscal year ended December 31, 2025 with regard to the Contracts.

ITEM 31A. INFORMATION ABOUT CONTRACTS WITH INDEX-LINKED OPTIONS AND FIXED OPTIONS SUBJECT TO A CONTRACT ADJUSTMENT

Not applicable.

ITEM 32. LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at the Global Atlantic Financial Group office, located at One Financial Plaza, 755 Main Street, 24th Floor, Hartford, CT 06103.

ITEM 33. MANAGEMENT SERVICES

Not applicable.

ITEM 34. FEE REPRESENTATION

With regards to the variable investment options, the Company hereby represents that the aggregate fees and charges under the Contracts are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Brighton, and Commonwealth of Massachusetts, on the 21st day of April, 2026.

SEPARATE ACCOUNT VA-K OF COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

By:	/s/ Sarah M. Patterson
Sarah M. Patterson, Managing Director, General Counsel for Individual Markets, and Assistant Secretary

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

By:	/s/ Sarah M. Patterson
Sarah M. Patterson, Managing Director, General Counsel for Individual Markets, and Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

Manu Sareen*	Director, President and Chairman of the Board (principal executive officer)	April 21, 2026

Brian Korbesmeyer*	Chief Financial Officer (principal financial and accounting officer)	April 21, 2026

Jason Bickler*	Director and Chief Distribution Officer	April 21, 2026

Billy Butcher*	Director, Managing Director	April 21, 2026

Emily LeMay*	Director and Chief Operations Officer	April 21, 2026

Jason Kao*	Director, Managing Director	April 21, 2026

*Sarah M. Patterson, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Powers of Attorney duly executed by such persons.

/s/ Sarah M. Patterson
Sarah M. Patterson, Attorney-in-Fact

(033-39702) ExecAnnuity Plus/CWA Annuity Advantage

EXHIBIT TABLE

(k)	Opinion and Consent of Sarah M. Patterson, Managing Director, General Counsel of Individual Markets and Assistant Secretary.

(l)	Consents of Deloitte & Touche LLP.

(p)(3)	Power of Attorney for Jason Bickler